                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-1A

                                                                File No. 2-60770
                                                              File No. 811-02806


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     [X]

     Pre-Effective Amendment No. __________

     Post-Effective Amendment No.    51                                     [X]
                                  ---------

                                       AND

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940             [X]

     Amendment No.      51
                   ------------


                           DELAWARE GROUP CASH RESERVE
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

    2005 Market Street, Philadelphia, Pennsylvania          19103-7094
--------------------------------------------------------------------------------
      (Address of Principal Executive Offices)              (Zip Code)

Registrant's Telephone Number, including Area Code:                 800 523-1918
                                                                    ------------

      Richelle S. Maestro, 2005 Market Street, Philadelphia, PA 19103-7094
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

Approximate Date of Public Offering:                              July 29, 2005
                                                                  -------------

It is proposed that this filing will become effective:

      _____   immediately upon filing pursuant to paragraph (b)
      __X__   on July 29, 2005 pursuant to paragraph (b)
      _____   60 days after filing pursuant to paragraph (a)(1)
      _____   on (date) pursuant to paragraph (a)(1)
      _____   75 days after filing pursuant to paragraph (a)(2)
      _____   on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate:
      _____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                             --- C O N T E N T S ---


This Post-Effective Amendment No. 51 to Registration File No. 2-60770 includes the following:


         1. Facing Page

         2. Contents Page

         3. Part A--Prospectuses

         4. Part B--Statement of Additional Information

         5. Part C--Other Information

         6. Signatures

         7. Exhibits

Delaware
Investments(R)
-----------------------------------
A member of Lincoln Financial Group





FIXED-INCOME












PROSPECTUS        JULY 29, 2005
--------------------------------------------------------------------------------
                           DELAWARE CASH RESERVE FUND
                           CLASS A | | CONSULTANT CLASS

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy of this Prospectus, and any representation to the contrary is a criminal offense.

TABLE OF CONTENTS


FUND PROFILE                                                      PAGE
Delaware Cash Reserve Fund

HOW WE MANAGE THE FUND
                                                                  PAGE
Our investment strategies
The securities we typically invest in
The risks of investing in the Fund
Disclosure of portfolio holdings information

WHO MANAGES THE FUND                                              PAGE
Investment manager
Who's who?

ABOUT YOUR ACCOUNT                                                PAGE
Investing in the Fund
How to buy shares
Retirement plans
How to redeem shares
Account minimums
Special services
Dividends, distributions and taxes
Certain management considerations

FINANCIAL HIGHLIGHTS                                              PAGE

GLOSSARY                                                          PAGE

PROFILE:  DELAWARE CASH RESERVE FUND

WHAT IS THE FUND'S GOAL?
Delaware Cash Reserve Fund seeks to provide maximum current income, while preserving principal and maintaining liquidity. Although the Fund will strive to meet its goal, there is no assurance that it will.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?
Delaware Cash Reserve Fund invests in short-term money market securities, including securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, asset-backed securities and short-term debt instruments of banks and corporations.

Delaware Cash Reserve Fund is a money market fund. A money market fund is designed for stability of principal; consequently, the level of income fluctuates.

We maintain an average maturity of 90 days or less. Also, we do not purchase any instruments with an effective remaining maturity of more than 397 calendar days (approximately 13 months). We intend to hold our investments until maturity, but we may sell them prior to maturity in order to shorten or lengthen the average maturity of the bonds in the portfolio, increase the yield, maintain the quality of the portfolio or maintain a stable share value.


WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?
Delaware Cash Reserve Fund will be affected primarily by declines in interest rates that would reduce the income provided by the Fund. For a more complete discussion of risk, please turn to page [__].


An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your financial advisor to determine whether it is an appropriate choice for you.

WHO SHOULD INVEST IN THE FUND
o Investors with short-term financial goals who seek current income.
o Investors who do not want an investment whose value may fluctuate over the short term.
o Investors who are looking for a short-term, relatively safe investment to complement more long-term investments in their portfolio.

WHO SHOULD NOT INVEST IN THE FUND
o Investors with long-term financial goals.
o Investors looking for relatively high current income.

HOW HAS THE FUND PERFORMED?

THIS BAR CHART AND TABLE can help you evaluate the risks of investing in the Fund. We show how returns for the Fund's Class A shares have varied over the past ten calendar years, as well as average annual returns for Class A and Consultant Class shares for one-year, five-year, ten-year and lifetime periods. The Fund's past performance does not necessarily indicate how it will perform in the future. The Class' returns reflect voluntary expense caps. The returns would be lower without the voluntary caps.

[GRAPHIC OMITTED: BAR CHART SHOWING YEAR BY YEAR TOTAL RETURN (CLASS A) ]

YEAR-BY-YEAR TOTAL RETURN (Class A)

------------------------------------------------
2004                     0.91%
------------------------------------------------
2003                     0.73%
------------------------------------------------
2002                     1.00%
------------------------------------------------
2001                     3.59%
------------------------------------------------
2000                     5.78%
------------------------------------------------
1999                     4.42%
------------------------------------------------
1998                     4.75%
------------------------------------------------
1997                     4.84%
------------------------------------------------
1996                     4.63%
------------------------------------------------
1995                     5.11%
------------------------------------------------


As of June 30, 2005, the Fund's Class A had a calendar year-to-date return of 1.04%. During the periods illustrated in this bar chart, Class A's highest quarterly return was 1.50% for the quarter ended September 30, 2000 and its lowest quarterly return was 0.15% for the quarters ended March 30, 2004 and June 30, 2004.




                                                                         AVERAGE ANNUAL RETURNS FOR PERIODS ENDING 12/31/04

-----------------------------------------------------------------------------------------------------------------------------
                                                                        1 YEAR        5 YEARS       10 YEARS      LIFETIME
-----------------------------------------------------------------------------------------------------------------------------
Class A
(Inception 6/30/78)                                                      0.91%         2.38%         3.56%         6.44%
-----------------------------------------------------------------------------------------------------------------------------
Consultant Class(1)
(Inception 3/10/88)                                                      0.66%         2.13%         3.30%         6.26%
-----------------------------------------------------------------------------------------------------------------------------

(1) For Consultant Class shares of the Fund, performance information from June 30, 1978 to March 10, 1988 is that of Class A shares. Because the fees and expenses of Consultant Class shares are higher than those of Class A shares, actual performance would have been lower had such fees and expenses been taken into account.

Investors interested in obtaining the 7-day yield for either class may call 800 523-1918.


WHAT ARE THE FUND'S FEES AND EXPENSES?             CLASS                                                           A    CONSULTANT
-----------------------------------------------------------------------------------------------------------------------------------
SALES CHARGES are paid directly from your          Maximum sales charge (load) imposed on purchases             none          none
investment.                                        as a percentage of offering price
                                                   Maximum sales charge (load) imposed on reinvested
                                                   dividends                                                    none          none
                                                   Redemption fees                                              none          none
                                                   Exchange fees(1)                                             none          none
-----------------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES are deducted from   Management fees                                             0.45%         0.45%
the Fund's assets.
                                                   Distribution and service (12b-1) fees                        none      0.30%(3)
                                                   Other expenses(2)                                           0.26%         0.26%
                                                   Total operating expenses(3)                                 0.71%         1.01%
-----------------------------------------------------------------------------------------------------------------------------------
THIS EXAMPLE is intended to help you compare the   CLASS                                                           A    CONSULTANT
cost of investing in the Fund to the cost of       1 year                                                        $73          $103
investing in other mutual funds with similar       3 years                                                      $227          $322
investment objectives. We show the cumulative      5 years                                                      $395          $558
amount of Fund expenses on a hypothetical          10 years                                                     $883        $1,236
investment of $10,000 with an annual 5% return
over the time shown.(4) This is an example only,
and does not represent future expenses, which may
be greater or less than those shown here.



(1) Exchanges are subject to the requirements of each fund in the Delaware Investments family. A front-end sales charge may apply if you exchange your shares into a fund that has a front-end sales charge.
(2) Other expenses have been restated to reflect an expected decrease in other expenses in the current fiscal year due to a reduction in transfer agency costs associated with servicing retirement accounts.
(3) The investment manager has voluntarily agreed to waive fees and pay expenses in order to prevent total operating expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses, certain insurance costs and 12b-1 fees) from exceeding 0.70% of average daily net assets until such time as the waiver is discontinued. The Fund's distributor has voluntarily agreed to waive a portion of that 12b-1 fee in order to prevent total 12b-1 plan expenses from exceeding 0.25% of average daily net assets. This waiver may be discontinued at any time. The following table shows operating expenses which are based on the most recently completed fiscal year and reflects the manager's current fee waivers and payments.

-----------------------------------------------------------------------------------------------------------------
                                             CLASS                                             A      CONSULTANT

                                             Management fees                               0.44%           0.44%
FUND OPERATING EXPENSES with voluntary       Distribution and service (12b-1) fees          none           0.25%
expense cap in effect.                       Other expenses                                0.26%           0.26%
                                             Total operating expenses                      0.70%           0.95%
-----------------------------------------------------------------------------------------------------------------

(4) The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. Also, this example assumes that the Fund's total operating expenses remain unchanged in each of the periods we show and does not reflect the manager's and distributor's expense caps.


HOW WE MANAGE THE FUND

OUR INVESTMENT STRATEGIES
We invest primarily in short-term money market securities, including securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, asset-backed securities and short-term debt instruments of banks and corporations.

We maintain an average maturity of 90 days or less. Also, we do not purchase any securities with an effective remaining maturity of more than 397 days (approximately 13 months). We may shorten or lengthen the Fund's average maturity up to an average maturity of 90 days based on our analysis of interest rate trends.

We intend to hold our investments until maturity, but we may sell them prior to maturity in order to shorten or lengthen the average maturity of the securities in the portfolio, increase the yield, maintain the quality of the portfolio or maintain a stable share value.

The Fund's investment objective is non-fundamental. This means that the Board of Trustees may change the objective without obtaining shareholder approval. If the objective were changed, we would notify shareholders before the change in the objective became effective.

Although the Fund primarily invests in securities rated in the highest category by a nationally recognized statistical ratings organization (an "NRSRO"), it may invest up to 5% of its total assets in securities rated in the second highest category by an NRSRO.

THE SECURITIES WE TYPICALLY INVEST IN


-------------------------------------------------------------------------------------------------------------------------
SECURITIES                                                                       HOW WE USE THEM
-------------------------------------------------------------------------------------------------------------------------
DIRECT U.S. TREASURY OBLIGATIONS: Treasury bills,        We may invest without limit in U.S. Treasury securities.
notes and bonds of varying maturities. U.S. Treasury     We would typically invest in Treasury bills or longer term
securities are backed by the "full faith and credit"     Treasury securities whose remaining effective maturity is
of the United States.                                    less than 13 months.
-------------------------------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT AND OBLIGATIONS OF BOTH U.S.     We may invest in certificates of deposit and obligations from
AND FOREIGN BANKS: Debt instruments issued by banks      banks that have assets of at least one billion dollars.
that pay interest.

Investments in foreign banks and overseas branches of
U.S. banks may be subject to less stringent
regulations and different risks than U.S. domestic
banks.
-------------------------------------------------------------------------------------------------------------------------
CORPORATE COMMERCIAL PAPER AND OTHER CORPORATE           We may invest in commercial paper and other corporate
OBLIGATIONS: Short-term debt obligations with            obligations rated in one of the two highest ratings categories
maturities ranging from 1 to 270 days, issued by         by at least two NRSROs.  The purchase of a security that does
companies.                                               not possess those ratings must be approved or ratified by the
                                                         Board of Trustees in accordance with the maturity, quality and diversification conditions with which taxable money markets must comply.
-------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES: Bonds or notes whose            We may invest without limit in asset-backed securities. We may
principal and interest is backed by an underlying pool   invest only in securities rated in the highest rating category
of assets, such as credit card or automobile loan        by an NRSRO.
receivables or corporate loans or bonds.  The credit
quality of most asset-backed securities depends
primarily on the credit quality of the assets
underlying such securities, how well the entities
issuing the securities are insulated from the credit
risk of the originator or affiliated entities, and the
amount of credit support provided to the securities.
-------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS: An agreement between a buyer of   We may use repurchase agreements as a short-term investment
securities such as the Fund and a seller of              for the Fund's cash position. In order to enter into these
securities, in which the seller agrees to buy the        repurchase agreements, the Fund must have collateral of at
securities back within a specified time at the same      least 102% of the repurchase price.  The Fund will only enter
price the buyer paid for them, plus an amount equal to   into repurchase agreements in which the collateral is composed
an agreed upon interest rate.                            of U.S. government securities.
-------------------------------------------------------------------------------------------------------------------------
RESTRICTED SECURITIES: Privately placed securities       We may invest in privately placed securities including those
whose resale is restricted under securities law.         that are eligible for resale only among certain institutional buyers without registration which are commonly known as "Rule
                                                         144A Securities." Other restricted securities which are
                                                         illiquid must be limited to 10% of total Fund assets.
-------------------------------------------------------------------------------------------------------------------------
ILLIQUID SECURITIES: Securities that do not have a       We may not invest more than 10% of total assets in illiquid
ready market, and cannot be easily sold, if at all, at   securities including repurchase agreements that mature in more
approximately the price that the Fund has valued them.   than seven days.
-------------------------------------------------------------------------------------------------------------------------


BORROWING FROM BANKS
The Fund may borrow money as a temporary measure for extraordinary purposes or to facilitate redemptions. To the extent that it does so, the Fund may be unable to meet its investment objective. The Fund will not borrow money in excess of one-third of the value of its net assets.

THE RISKS OF INVESTING IN THE FUND
Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose money. Before you invest in the Fund, you should carefully evaluate the risks and consider the Fund in light of your overall investment plan. Following are the chief risks you assume when investing in the Fund. Please see the Statement of Additional Information for further discussion of these risks and risks not discussed here.

-------------------------------------------------------------------------------------------------------------------------
                        RISKS                                             HOW WE STRIVE TO MANAGE THEM
-------------------------------------------------------------------------------------------------------------------------
INTEREST RATE RISK is the risk that securities,         Because the Fund invests exclusively in short-term securities,
particularly bonds with longer maturities, will         interest rate changes are not a major risk to the value of its
decrease in value if interest rates rise.               portfolio.  However, a decline in interest rates would reduce the level of income provided by the Fund.
-------------------------------------------------------------------------------------------------------------------------
CREDIT RISK is the risk that there is the possibility   The Fund holds only high quality short-term securities.
that a bond's issuer (or an entity that insures the     Therefore, it is generally not subject to significant credit
bond) will be unable to make timely payments of         risk.
interest and principal.
                                                        We limit our investments to those that the Board of Trustees considers to be of high quality with minimal credit risks.  All investments must also meet the maturity, quality and
                                                        diversification standards that apply to taxable money market funds.
-------------------------------------------------------------------------------------------------------------------------
COUNTERPARTY RISK is the risk that the Fund may lose    We try to minimize this risk by considering the creditworthiness
money because a party that we contract with to buy or   of all parties before we enter into transactions with them.
sell securities fails to fulfill its side of the
agreement.                                              Where appropriate, we will also hold collateral from the
                                                        counterparties consistent with applicable regulations.
-------------------------------------------------------------------------------------------------------------------------
INFLATION RISK is the risk that the return from your    The Fund is designed for short-term investment goals and
investments will be less than the increase in the       therefore may not outpace inflation over longer time periods.
cost of living due to inflation, thus preventing you    For this reason, the Fund is not recommended as a primary
from reaching your financial goals.                     investment for people with long-term goals.
-------------------------------------------------------------------------------------------------------------------------


DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION
A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's Statement of Additional Information and at www.delawarefunds.com.

WHO MANAGES THE FUND


INVESTMENT MANAGER
The Fund is managed by Delaware Management Company, a series of Delaware Management Business Trust, which is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc. Delaware Management Company makes investment decisions for the Fund, manages the Fund's business affairs and provides daily administrative services. For its services to the Fund, the manager was paid 0.22% of average daily net assets for the last fiscal year, after giving effect to waivers by the manager.


WHO'S WHO?
This  diagram  shows  the  various   organizations   involved   with   managing,
administering and servicing the Delaware Investments funds.


[GRAPHIC OMITTED: DIAGRAM SHOWING THE VARIOUS ORGANIZATIONS INVOLVED WITH MANAGING, ADMINISTERING, AND SERVICING THE DELAWARE INVESTMENTS FUNDS]


                                                         BOARD OF TRUSTEES
INVESTMENT MANAGER                                                                             CUSTODIAN
Delaware Management Company                                                                    JPMorgan Chase Bank
2005 Market Street                                                                             4 Chase Metrotech Center
Philadelphia, PA 19103-7094                                     THE FUND                       Brooklyn, NY 11245

                                   DISTRIBUTOR                               SERVICE AGENT
                                   Delaware Distributors, L.P.               Delaware Service Company, Inc.
                                   2005 Market Street                        2005 Market Street
                                   Philadelphia, PA 19103-7094               Philadelphia, PA 19103-7094


                                   FINANCIAL INTERMEDIARY WHOLESALER
                                   Lincoln Financial Distributors, Inc.
                                   2001 Market Street
                                   Philadelphia, PA 19103-7055
PORTFOLIO MANAGERS



                                                       FINANCIAL ADVISORS
                                                          SHAREHOLDERS




BOARD OF TRUSTEES A mutual fund is governed by a Board of Trustees which has oversight responsibility for the management of the fund's business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor and others that perform services for the fund. Generally, at least 40% of the Board of Trustees must be independent of the fund's investment manager and distributor. However, Delaware Cash Reserve Fund relies on certain exemptive rules created by the SEC that require the Board of Trustees overseeing the Fund to be comprised of a majority of such independent Trustees. These independent fund trustees, in particular, are advocates for shareholder interests.

INVESTMENT MANAGER An investment manager is a company responsible for selecting portfolio investments consistent with the objective and policies stated in the mutual fund's prospectus. The investment manager places portfolio orders with broker/dealers and is responsible for obtaining the best overall execution of those orders. A written contract between a mutual fund and its investment manager specifies the services the manager performs. Most management contracts provide for the manager to receive an annual fee based on a percentage of the fund's average daily net assets. The manager is subject to numerous legal restrictions, especially regarding transactions between itself and the funds it advises.

PORTFOLIO MANAGERS Portfolio managers are employed by the investment manager to make investment decisions for individual portfolios on a day-to-day basis.

CUSTODIAN Mutual funds are legally required to protect their portfolio securities and most funds place them with a qualified bank custodian who segregates fund securities from other bank assets.

DISTRIBUTOR Most mutual funds continuously offer new shares to the public through distributors who are regulated as broker-dealers and are subject to NASD Regulation, Inc. (NASDRsm) rules governing mutual fund sales practices.

FINANCIAL INTERMEDIARY WHOLESALER Pursuant to a contractual arrangement with Delaware Distributors, L.P., Lincoln Financial Distributors, Inc. (LFD) is primarily responsible for promoting the sale of Fund shares through broker/dealers, financial advisors and other financial intermediaries.

SERVICE AGENT Mutual fund companies employ service agents (sometimes called transfer agents) to maintain records of shareholder accounts, calculate and disburse dividends and capital gains and prepare and mail shareholder statements and tax information, among other functions. Many service agents also provide customer service to shareholders.

FINANCIAL ADVISORS Financial advisors provide advice to their clients--analyzing their financial objectives and recommending appropriate funds or other investments. Financial advisors are compensated for their services, generally through sales commissions, and through 12b-1 and/or service fees deducted from the fund's assets.

SHAREHOLDERS Like shareholders of other companies, mutual fund shareholders have specific voting rights, including the right to elect trustees. Material changes in the terms of a fund's management contract must be approved by a shareholder vote, and funds seeking to change fundamental investment policies must also seek shareholder approval.

ABOUT YOUR ACCOUNT

INVESTING IN THE FUND

You can choose from a number of share classes for the Fund. Because each share class has a different combination of sales charges, fees, and other features, you should consult your financial adviser to determine which class best suits your investment goals and time frame.

CLASS A SHARES

o Class A shares are available for purchase at net asset value.

o Class A shares do not have an up-front sales charge.

o Class A shares are not subject to 12b-1 fees.

o Class A shares are not subject to a contingent deferred sales charge.

CONSULTANT CLASS SHARES

o Consultant Class shares may be purchased through financial advisors, including brokers, financial institutions and other entities that have a dealer agreement with the Fund's distributor or a service agreement with the Fund.

o Consultant Class shares do not have an up-front sales charge.

o Consultant Class shares are subject to an annual 12b-1 fee no greater than 0.30% (currently waived not to exceed 0.25%) of average daily net assets. The 12b-1 fee is typically used to compensate your financial advisor for the ongoing guidance and service he or she provides to you.

o Consultant Class shares are not subject to a contingent deferred sales charge.

HOW TO BUY SHARES

[GRAPHIC OMITTED: ILLUSTRATION OF A PERSON]

THROUGH YOUR FINANCIAL ADVISOR
Your financial advisor can handle all the details of purchasing shares, including opening an account. Your advisor may charge a separate fee for this service.

[GRAPHIC OMITTED: ILLUSTRATION OF AN ENVELOPE]

BY MAIL
Complete an investment slip and mail it with your check, made payable to the fund and class of shares you wish to purchase, to Delaware Investments, 2005 Market Street, Philadelphia, PA 19103-7094. If you are making an initial purchase by mail, you must include a completed investment application (or an appropriate retirement plan application if you are opening a retirement account) with your check.

[GRAPHIC OMITTED: ILLUSTRATION OF A JAGGED LINE]

BY WIRE
Ask your bank to wire the amount you want to invest to Bank of New York, ABA #021000018, Bank Account number 8900403748. Include your account number and the name of the fund in which you want to invest. If you are making an initial purchase by wire, you must call us so we can assign you an account number.

[GRAPHIC OMITTED: ILLUSTRATION OF AN EXCHANGE SYMBOL]


BY EXCHANGE
You can exchange all or part of your investment in one or more funds in the Delaware Investments family for shares of other funds in the family. Generally, you may not exchange different classes of shares; however you may exchange between the Consultant Class and Class A shares of a Delaware Investments Fund other than the Fund. To open an account by exchange, call the Shareholder Service Center at 800 523-1918.


[GRAPHIC OMITTED: ILLUSTRATION OF A KEYPAD]

THROUGH AUTOMATED SHAREHOLDER SERVICES
You can purchase or exchange shares through Delaphone, our automated telephone service, or through our web site, www.delawareinvestments.com. For more information about how to sign up for these services, call our Shareholder Service Center at 800 523-1918.

Once you have completed an application, you can generally open an account with an initial investment of $1,000 and make additional investments at any time for as little as $100. If you are buying shares in an Individual Retirement Account
(IRA) or Roth IRA, under the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act; or through an Automatic Investing Plan, the minimum purchase is $250, and you can make additional investments of only $25. The minimum for a Coverdell Education Savings Account is $500. The minimums vary for retirement plans other than IRAs, Roth IRAs or Coverdell Education Savings Accounts.

The Fund is offered for purchase, redemption and exchange at a stable price of $1.00 per share on each business day that the Fund is open. The Fund is generally open on each business day that the New York Stock Exchange is open. We strive to manage the value of the Fund's securities to stabilize the Fund's net asset value (NAV) at $1.00 per share. Although we make every effort to maintain a stable price and NAV, there is no assurance that we will always be able to do so. We determine the Fund's NAV by calculating the value of all the securities and assets in the Fund's portfolio, deducting all liabilities, and dividing the resulting number by the number of shares outstanding. We normally value the Fund's portfolio securities at amortized cost.


The price you pay for shares will depend on when we receive your purchase order. If we or an authorized agent receive your order before the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on a business day, you will pay that day's closing share price which is based on the Fund's net asset value. If your order is received after the close of regular trading, you will pay the next business day's price. A business day is any day that the New York Stock Exchange is open for business. We reserve the right to reject any purchase order.


RETIREMENT PLANS
In addition to being an appropriate investment for your IRA, Roth IRA and Coverdell Education Savings Account, shares in the Fund may be suitable for group retirement plans. You may establish your IRA account even if you are already a participant in an employer-sponsored retirement plan. For more information on how shares in the Fund can play an important role in your retirement planning or for details about group plans, please consult your financial advisor, or call 800 523-1918.

HOW TO REDEEM SHARES

[GRAPHIC OMITTED: ILLUSTRATION OF A PERSON]

THROUGH YOUR FINANCIAL ADVISOR
Your financial advisor can handle all the details of redeeming your shares. Your advisor may charge a separate fee for this service.

[GRAPHIC OMITTED: ILLUSTRATION OF AN ENVELOPE]

BY MAIL
You can redeem shares (sell them back to the fund) by mail by writing to:
Delaware Investments, 2005 Market Street, Philadelphia, PA 19103-7094. All owners of the account must sign the request, and for redemptions of more than $100,000, you must include a signature guarantee for each owner. Signature guarantees are also required when redemption proceeds are going to an address other than the address of record on an account.

[GRAPHIC OMITTED: ILLUSTRATION OF A TELEPHONE]

BY TELEPHONE
You can redeem up to $100,000 of your shares by telephone. You may have the proceeds sent to you by check, or, if you redeem at least $1,000 of shares, you may have the proceeds sent directly to your bank by wire. Bank information must be on file before you request a wire redemption.

[GRAPHIC OMITTED: ILLUSTRATION OF A JAGGED LINE]

BY WIRE
You can redeem $1,000 or more of your shares and have the proceeds deposited directly to your bank account, normally the next business day after we receive your request. If you request a wire deposit, a bank wire fee may be deducted from your proceeds. Bank information must be on file before you request a wire redemption.

[GRAPHIC OMITTED: ILLUSTRATION OF A KEYPAD]

THROUGH AUTOMATED SHAREHOLDER SERVICES
You can redeem shares through Delaphone, our automated telephone service, or through our web site, www.delawareinvestments.com. For more information about how to sign up for these services, call our Shareholder Service Center at 800 523-1918.


[GRAPHIC OMITTED: ILLUSTRATION OF A HAND HOLDING A PEN]

THROUGH CHECKWRITING
You may redeem shares by writing checks of $500 or more. Checks must be signed by all owners of the account unless you indicate otherwise on your Investment Application. The checkwriting feature is not available for retirement plans. Also, because dividends are declared daily, you may not close your account by writing a check. When you write checks you are subject to bank regulations and may be subject to a charge if the check amount exceeds the value of your account.

If you hold your shares in certificates, you must submit the certificates with your request to sell the shares. We recommend that you send your certificates by certified mail.

When you send us a properly completed request to redeem or exchange shares, you will receive the net asset value next determined after we receive your request. If we receive your request after the close of regular trading on the New York Stock Exchange, you will receive the net asset value next determined on the next business day. We will send you a check, normally the next business day, but no later than seven days after we receive your request to sell your shares. If you purchased your shares by check, we will wait until your check has cleared, which can take up to 15 days, before we send your redemption proceeds.

ACCOUNT MINIMUMS
If you redeem shares and your account balance falls below the required account minimum of $1,000 ($250 for IRAs, Uniform Gift to Minors Act or Uniform Transfers to Minors Act accounts or accounts with automatic investing plans, $500 for Coverdell Education Savings Accounts) for three or more consecutive months, you will have until the end of the current calendar quarter to raise the balance to the minimum. If your account is not at the minimum by the required time, you will be charged a $9 fee for that quarter and each quarter after that until your account reaches the minimum balance. If your account does not reach the minimum balance, the Fund may redeem your account after 60 days' written notice to you.

SPECIAL SERVICES
To help make investing with us as easy as possible, and to help you build your investments, we offer the following special services.

AUTOMATIC INVESTING PLAN
The Automatic Investing Plan allows you to make regular monthly or quarterly investments directly from your checking account.


DIRECT DEPOSIT
With Direct Deposit you may make additional investments through payroll deductions, recurring government or private payments such as Social Security or direct transfers from your bank account.


ELECTRONIC DELIVERY
With Delaware eDelivery you may receive your fund documents electronically instead of via the U.S. mail. When you sign up for eDelivery, you can access your account statements, shareholder reports, and other fund materials online, in a secure environment at any time, from anywhere.

ONLINE ACCOUNT ACCESS
Account access is a password protected area of the Delaware Investments Web site that gives you access to your account information and allows you to perform transactions in a secure environment.


WEALTH BUILDER OPTION
With the Wealth Builder Option you may arrange automatic monthly exchanges between your shares in one or more Delaware Investments funds. Wealth Builder exchanges are subject to the same rules as regular exchanges (see below) and require a minimum monthly exchange of $100 per fund.

DIVIDEND REINVESTMENT PLAN
Through our Dividend Reinvestment Plan, you may have your distributions reinvested in your account or the same share class in another fund in the Delaware Investments family. The shares that you purchase through the Dividend Reinvestment Plan are not subject to a front-end sales charge or to a contingent deferred sales charge. You may not reinvest distributions in Class B or Class C shares of the funds in the Delaware Investments family.

EXCHANGES
You may exchange all or part of your shares for shares of the same class in another Delaware Investments Fund. If you exchange shares to a fund that has a sales charge you will pay any applicable sales charges on your new shares. You don't pay sales charges on shares that are acquired through the reinvestment of dividends. You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another fund so you should be sure to get a copy of the fund's prospectus and read it carefully before buying shares through an exchange. We may refuse the purchase side of any exchange request, if, in the investment manager's judgment, the Fund would be unable to invest effectively in accordance with its investment objectives and policies or would otherwise potentially be adversely affected. Generally, you may not exchange between different classes of shares; however you may exchange between the Consultant Class and Class A of any Delaware Investments funds.

In certain circumstances, Class A shares of funds other than the Fund may be subject to a contingent deferred sales charge for up to two years after purchase. This would occur if the fund normally had a front-end sales charge, but the shares were purchased without paying a sales charge and a financial advisor was paid a commission on the purchase. If you purchase Class A shares of another fund in this manner, you may exchange them for shares of the Fund's Class A or Consultant Class. You will not have to pay the contingent deferred sales charge at the time of the exchange. However, you may have to pay the contingent deferred sales if you later redeem your shares of the Fund's Class A or Consultant Class or if you exchange them for shares of another fund and then redeem those shares. The time that you are invested in the Fund will count toward the fulfillment of the two-year holding period.

MONEYLINE(SM) ON DEMAND SERVICE
Through our MoneyLine(SM) On Demand Service, you or your financial advisor may transfer money between your Fund account and your predesignated bank account by telephone request. This service is not available for retirement plans, except for purchases into IRAs. MoneyLine has a minimum transfer of $25 and a maximum transfer of $50,000. Delaware Investments does not charge a fee for this service; however, your bank may assess one.

MONEYLINE DIRECT DEPOSIT SERVICE
Through our MoneyLine Direct Deposit Service you may have $25 or more in dividends and distributions deposited directly to your bank account. Delaware Investments does not charge a fee for this service; however, your bank may assess one. This service is not available for retirement plans.


SYSTEMATIC WITHDRAWAL PLAN
Through our Systematic Withdrawal Plan you may arrange a regular monthly or quarterly payment from your account made to you or someone you designate. If the value of your account is $5,000 or more, you may make withdrawals of at least $25 monthly, or $75 quarterly. You may also have your withdrawals deposited directly to your bank account through our MoneyLine Direct Deposit Service. The applicable Limited CDSC for Class A Shares and CDSC for Class B and C Shares redeemed via a Systematic Withdrawal Plan will be waived if the annual amount withdrawn in each year is less than 12% of the account balance on the date that the Plan is established. If the annual amount withdrawn in any year exceeds 12% of the account balance on the date that the Systematic Withdrawal Plan is established, all redemptions under the Plan will be subjected to the applicable contingent deferred sales charge, including an assessment for previously redeemed amounts under the Plan.

FREQUENT TRADING OF FUND SHARES
The Board of Trustees of the Trust has not adopted on behalf of the Fund policies and procedures regarding frequent trading of Fund shares in light of the short-term nature and high liquidity of the securities in the Fund's portfolio. The Fund reserves the right to refuse a purchase order if management of the Fund determines that the purchase may not be in the best interests of the Fund.


DIVIDENDS, DISTRIBUTIONS AND TAXES
Dividends are declared daily and paid monthly. Short-term capital gains may be paid with the daily dividend or distributed annually. We automatically reinvest all dividends and capital gains, unless you tell us otherwise.

In addition, in order to satisfy certain distribution requirements of the Tax Reform Act of 1986, the Fund may declare special year-end dividend and capital gains distributions during November and December to shareholders of record on a date in such month. Such distributions, if received by shareholders by January, are deemed to have been paid by the Fund and received by shareholders on the earlier of the date paid or December 31 of the prior year.

The tax status of your dividends from the Fund is the same whether you reinvest your dividends or receive them in cash.

Distributions from the Fund's long-term capital gains are taxable as capital gains, while distributions from short-term capital gains and net investment income are generally taxable as ordinary income. The tax rate on capital gains is less than the tax rate on ordinary income.

You also may be subject to state and local taxes on distributions. Tax laws are subject to change, so we urge you to consult your tax advisor about your particular tax situation and how it might be affected by current tax law.

We will send you a statement each year by January 31 detailing the amount and nature of all dividends and capital gains that you were paid for the prior year.

CERTAIN MANAGEMENT CONSIDERATIONS


INVESTMENTS BY FUND OF FUNDS
The Fund accepts investments from funds within Delaware Foundation Funds, a fund of funds. From time to time, the Fund may experience large investments or redemptions due to allocations or rebalancings by Foundation Funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could increase transaction costs or portfolio turnover. The manager will monitor transactions by Foundation Funds and will attempt to minimize any adverse effects on both the Fund and Foundation Funds as a result of these transactions.

FINANCIAL HIGHLIGHTS

THE FINANCIAL HIGHLIGHTS TABLE is intended to help you understand the Fund's financial performance. All "per share" information reflects financial results for a single Fund share. This information has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, is included in the Fund's annual report, which is available upon request by calling 800 523-1918.


----------------------------------------------------------------------------------------------------------------------
              DELAWARE CASH RESERVE FUND                                            Class A
                                                                                 Year Ended 3/31
----------------------------------------------------------------------------------------------------------------------
                                                              2005        2004       2003        2002         2001
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                         $1.000      $1.000     $1.000      $1.000       $1.000
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
----------------------------------------------------------------------------------------------------------------------
Net investment income                                        0.012       0.007      0.009       0.026        0.056
                                                             -----       -----      -----       -----        -----
----------------------------------------------------------------------------------------------------------------------
Total from investment operations                             0.012       0.007      0.009       0.026        0.056
                                                             -----       -----      -----       -----        -----
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
LESS DIVIDENDS FROM:
----------------------------------------------------------------------------------------------------------------------
Net investment income                                      (0.012)     (0.007)    (0.009)     (0.026)      (0.056)
                                                           -------     -------    -------     -------      -------
----------------------------------------------------------------------------------------------------------------------
Total dividends                                            (0.012)     (0.007)    (0.009)     (0.026)      (0.056)
                                                           -------     -------    -------     -------      -------
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                              $1.000      $1.000     $1.000      $1.000       $1.000
                                                            ======      ======     ======      ======       ======
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(1)                                              1.21%       0.67%      0.92%       2.59%        5.75%
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000 omitted)                   $436,552    $485,657   $538,469    $525,032     $548,006
----------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                      0.56%       0.45%      0.76%       0.92%        0.84%
----------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to             0.78%       0.93%      0.99%       0.92%        0.84%
expense limitation and expenses paid indirectly
----------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets         1.17%       0.67%      0.91%       2.56%        5.60%
----------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net
assets prior to expense limitation and expenses paid
indirectly                                                   0.95%       0.19%      0.68%       2.56%        5.60%
----------------------------------------------------------------------------------------------------------------------

[RESTUBBED TABLE]


------------------------------------------------------------------------------------------------------------------
              DELAWARE CASH RESERVE FUND                                        Consultant Class
                                                                                 Year Ended 3/31
------------------------------------------------------------------------------------------------------------------
                                                              2005       2004        2003        2002        2001
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                         $1.000     $1.000      $1.000      $1.000      $1.000
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
------------------------------------------------------------------------------------------------------------------
Net investment income                                        0.010      0.004       0.007       0.023       0.054
                                                             -----      -----       -----       -----       -----
------------------------------------------------------------------------------------------------------------------
Total from investment operations                             0.010      0.004       0.007       0.023       0.054
                                                             -----      -----       -----       -----       -----
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
LESS DIVIDENDS FROM:
------------------------------------------------------------------------------------------------------------------
Net investment income                                      (0.010)    (0.004)     (0.007)     (0.023)     (0.054)
                                                           -------    -------     -------     -------     -------
------------------------------------------------------------------------------------------------------------------
Total dividends                                            (0.010)    (0.004)     (0.007)     (0.023)     (0.054)
                                                           -------    -------     -------     -------     -------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                              $1.000     $1.000       $1.000      $1.000      $1.000
                                                            ======     ======       ======      ======      ======
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(1)                                              0.95%      0.42%       0.67%       2.34%       5.49%
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000 omitted)                    $19,832    $32,328     $37,030     $34,614     $36,783
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                      0.81%      0.70%       1.01%       1.17%       1.09%
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to             1.08%      1.23%       1.24%       1.17%       1.09%
expense limitation and expenses paid indirectly
------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets         0.92%      0.42%       0.66%       2.31%       5.35%
------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net
assets prior to expense limitation and expenses paid
indirectly                                                   0.65%    (0.11%)       0.43%       2.31%       5.35%
------------------------------------------------------------------------------------------------------------------

(1) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

HOW TO READ THE FINANCIAL HIGHLIGHTS

NET INVESTMENT INCOME
Net investment income includes interest income earned from a fund's securities; it is after expenses have been deducted.

NET ASSET VALUE (NAV)
This is the value of a mutual fund share, calculated by dividing the net assets by the number of shares outstanding.

TOTAL RETURN
This represents the rate that an investor would have earned or lost on an investment in a fund. In calculating this figure for the financial highlights table, we include applicable fee waivers, exclude applicable front-end and contingent deferred sales charges, and assume the shareholder has reinvested all dividends.

NET ASSETS
Net assets represent the total value of all the assets in a fund's portfolio, minus any liabilities, that are attributable to that class of a fund.

RATIO OF EXPENSES TO AVERAGE NET ASSETS
The expense ratio is the percentage of net assets that a fund pays annually for operating expenses and management fees. These expenses include accounting and administration expenses, services for shareholders, and similar expenses.

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS
We determine this ratio by dividing net investment income by average net assets.

HOW TO USE THIS GLOSSARY

This glossary includes definitions of investment terms, many of which are used throughout the Prospectus. If you would like to know the meaning of an investment term that is not explained in the text please check the glossary.

AMORTIZED COST
Amortized cost is a method used to value a fixed-income security that starts with the face value of the security and then adds or subtracts from that value depending on whether the purchase price was greater or less than the value of the security at maturity. The amount greater or less than the par value is divided equally over the time remaining until maturity.

AVERAGE MATURITY
An average of when the individual bonds and other debt securities held in a portfolio will mature.

BOND
A debt security, like an IOU, issued by a company, municipality or government agency. In return for lending money to the issuer, a bond buyer generally receives fixed periodic interest payments and repayment of the loan amount on a specified maturity date. A bond's price changes prior to maturity and is inversely related to current interest rates. When interest rates rise, bond prices fall, and when interest rates fall, bond prices rise. See Fixed-income securities.

BOND RATINGS
Independent evaluations of creditworthiness, ranging from Aaa/AAA (highest quality) to D (lowest quality). Bonds rated Baa/BBB or better are considered investment grade. Bonds rated Ba/BB or lower are commonly known as junk bonds. See also Nationally recognized statistical ratings organization.

CAPITAL
The amount of money you invest.

CAPITAL APPRECIATION
An increase in the value of an investment.

COMMISSION
The fee an investor pays to a financial advisor for investment advice and help in buying or selling mutual funds, stocks, bonds or other securities.

COMPOUNDING
Earnings on an investment's previous earnings.

CONSUMER PRICE INDEX (CPI)
Measurement of U.S. inflation; represents the price of a basket of commonly purchased goods.

CONTINGENT DEFERRED SALES CHARGE (CDSC)
Fee charged by some mutual funds when shares are redeemed (sold back to the fund) within a set number of years; an alternative method for investors to compensate a financial advisor for advice and service, rather than an up-front commission.

CORPORATE BOND
A debt security issued by a corporation. See Bond.

COST BASIS
The original purchase price of an investment, used in determining capital gains and losses.

DIVERSIFICATION
The process of spreading investments among a number of different securities, asset classes or investment styles to reduce the risks of investing.

DIVIDEND DISTRIBUTION
Payments to mutual fund shareholders of dividends passed along from the fund's portfolio of securities.

EXPENSE RATIO
A mutual fund's total operating expenses, expressed as a percentage of its total net assets. Operating expenses are the costs of running a mutual fund, including management fees, offices, staff, equipment and expenses related to maintaining the fund's portfolio of securities and distributing its shares. They are paid from the fund's assets before any earnings are distributed to shareholders.

FINANCIAL ADVISOR
Financial professional (e.g., broker, banker, accountant, planner or insurance agent) who analyzes clients' finances and prepares personalized programs to meet objectives.

FIXED-INCOME SECURITIES
With fixed-income securities, the money you originally invested is paid back at a pre-specified maturity date. These securities, which include government, corporate or municipal bonds, as well as money market securities, typically pay a fixed rate of return (often referred to as interest). See Bond.

INFLATION
The increase in the cost of goods and services over time. U.S. inflation is frequently measured by changes in the Consumer Price Index (CPI).

INVESTMENT GOAL
The objective, such as long-term capital growth or high current income, that a mutual fund pursues.

LIQUIDITY
The ease with which an investment can be converted into cash without a significant loss of principal. Money market funds are considered to be highly liquid.

MANAGEMENT FEE
The amount paid by a mutual fund to the investment advisor for management services, expressed as an annual percentage of the fund's average daily net assets.

MATURITY
The length of time until a bond issuer must repay the underlying loan principal to bondholders.

NASD REGULATION, INC. (NASDR(SM))
An independent subsidiary of the National Association of Securities Dealers, Inc. responsible for regulating the securities industry.


NATIONALLY RECOGNIZED STATISTICAL RATINGS ORGANIZATION  (NRSRO)
A company that assesses the credit quality of bonds, commercial paper, preferred and common stocks and municipal short-term issues, rating the probability that the issuer of the debt will meet the scheduled interest payments and repay the principal. Ratings are published by such companies as Moody's Investors Service, Inc. (Moody's), Standard & Poor's (S&P) and Fitch, Inc. (Fitch).


PRINCIPAL
Amount of money you invest (also called capital). Also refers to a bond's original face value, due to be repaid at maturity.

PROSPECTUS
The official offering document that describes a mutual fund, containing information required by the SEC, such as investment objectives, policies, services and fees.

REDEEM
To cash in your shares by selling them back to the mutual fund.

RISK
Generally defined as variability of value; also credit risk, inflation risk, currency and interest rate risk. Different investments involve different types and degrees of risk.

SALES CHARGE
Charge on the purchase or redemption of fund shares sold through financial advisors. May vary with the amount invested. Typically used to compensate advisors for advice and service provided.

SEC (SECURITIES AND EXCHANGE COMMISSION)
Federal agency established by Congress to administer the laws governing the securities industry, including mutual fund companies.

SHARE CLASSES
Different classifications of shares; mutual fund share classes offer a variety of sales charge choices.

SIGNATURE GUARANTEE
Certification by a bank, brokerage firm or other financial institution that a customer's signature is valid; signature guarantees can be provided by members of the STAMP program.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The document serving as "Part B" of a fund's prospectus that provides more detailed information about the fund's organization, investments, policies and risks.

STOCK
An investment that represents a share of ownership (equity) in a corporation. Stocks are often referred to as common stocks or equities.

TOTAL RETURN
An investment performance measurement, expressed as a percentage, based on the combined earnings from dividends, capital gains and change in price over a given period.

UNIFORM GIFTS TO MINORS ACT AND UNIFORM TRANSFERS TO MINORS ACT
Federal and state laws that provide a simple way to transfer property to a minor with special tax advantages.

VOLATILITY
The tendency of an investment to go up or down in value by different magnitudes. Investments that generally go up or down in value in relatively small amounts are considered "low volatility" investments, whereas those investments that generally go up or down in value in relatively large amounts are considered "high volatility" investments.

DELAWARE CASH RESERVE FUND
Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. You can find more detailed information about the Fund in the current Statement of Additional Information, which we have filed electronically with the Securities and Exchange Commission
(SEC) and which is legally a part of this Prospectus. If you want a free copy of the Statement of Additional Information, the annual or semi-annual report, or if you have any questions about investing in the Fund, you can write to us at 2005 Market Street, Philadelphia, PA 19103-7094, or call toll-free 800 523-1918. You may also obtain additional information about the Fund from your financial advisor.


You can find reports and other information about the Fund on the EDGAR database on the SEC web site (http://www.sec.gov). You can also get copies of this information, after payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102. Information about the Fund, including its Statement of Additional Information, can be reviewed and copied at the SEC's Public
Reference Room in Washington, D.C. You can get information on the Public Reference Room by calling the SEC at 202 942-8090.

WEB SITE
www.delawareinvestments.com

E-MAIL
service@delinvest.com

SHAREHOLDER SERVICE CENTER

800 523-1918


Call the Shareholder Service Center Monday to Friday, 8 a.m. to 7 p.m. Eastern time:


o     For fund information, literature, price, yield and performance figures.

o For information on existing regular investment accounts and retirement plan accounts including wire investments, wire redemptions, telephone redemptions and telephone exchanges.

DELAPHONE SERVICE

800 362-FUND (800 362-3863)

o For convenient access to account information or current performance information on all Delaware Investments Funds seven days a week, 24 hours a day, use this Touch-Tone(R) service.

Investment Company Act file number: 811-2806

DELAWARE CASH RESERVE FUND SYMBOLS

                      CUSIP           NASDAQ
                      -----           ------
Class A               245910104       DCRXX

Consultant Class      245910203       N/A



                                  Delaware
                                  Investments(R)
                                  -----------------------------------
                                  A member of Lincoln Financial Group



P-008 [--] PP 7/05

Delaware
Investments(R)
-----------------------------------
A member of Lincoln Financial Group


FIXED-INCOME




PROSPECTUS  JULY 29, 2005
--------------------------------------------------------------------------------
           DELAWARE CASH RESERVE FUND
           CLASS B [X] CLASS C



The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy of this Prospectus, and any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

FUND PROFILE                                                     PAGE
Delaware Cash Reserve Fund

HOW WE MANAGE THE FUND                                           PAGE
Our investment strategies
The securities we typically invest in
The risks of investing in the Fund
Disclosure of portfolio holdings information

WHO MANAGES THE FUND                                             PAGE
Investment manager
Who's who?

ABOUT YOUR ACCOUNT                                               PAGE
Investing in the Fund
How to buy shares
Retirement plans
How to redeem shares
Account minimums
Special services
Dividends, distributions and taxes
Certain management considerations

FINANCIAL HIGHLIGHTS                                             PAGE

GLOSSARY                                                         PAGE

PROFILE: DELAWARE CASH RESERVE FUND

WHAT IS THE FUND'S GOAL?
Delaware Cash Reserve Fund seeks to provide maximum current income, while preserving principal and maintaining liquidity. Although the Fund will strive to meet its goal, there is no assurance that it will.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?
Delaware Cash Reserve Fund invests in short-term money market securities, including securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, asset-backed securities and short-term debt instruments of banks and corporations.

Delaware Cash Reserve Fund is a money market fund. A money market fund is designed for stability of principal; consequently, the level of income fluctuates.

We maintain an average maturity of 90 days or less. Also, we do not purchase any instruments with an effective remaining maturity of more than 397 calendar days (approximately 13 months). We intend to hold our investments until maturity, but we may sell them prior to maturity in order to shorten or lengthen the average maturity of the bonds in the portfolio, increase the yield, maintain the quality of the portfolio or maintain a stable share value.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?
Delaware Cash Reserve Fund will be affected primarily by declines in interest rates that would reduce the income provided by the Fund. For a more complete discussion of risk, please turn to page [__].

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your financial advisor to determine whether it is an appropriate choice for you.

WHO SHOULD INVEST IN THE FUND
o  Investors with short-term financial goals who seek current income.
o Investors who do not want an investment whose value may fluctuate over the short term.
o Investors who are looking for a short-term, relatively safe investment to complement more long-term investments in their portfolio.
o Investors who are using this Fund as a component of an overall investment plan that includes Class B or Class C shares of other Delaware Investments funds.

WHO SHOULD NOT INVEST IN THE FUND
o  Investors with long-term financial goals.
o  Investors looking for relatively high current income.

o Investors who are not already investing or planning to invest in Class B or Class C shares of other Delaware Investments Funds.

HOW HAS THE FUND PERFORMED?

THIS BAR CHART AND TABLE can help you evaluate the risks of investing in the Fund. We show how returns for the Fund's Class B shares have varied over the past ten calendar years, as well as average annual returns for the one-year, five-year, ten-year or lifetime periods, as applicable. The Fund's past performance does not necessarily indicate how it will perform in the future. The Class' returns reflect voluntary expense caps. The returns would be lower without the voluntary caps.

[GRAPHIC OMITTED: BAR CHART SHOWING YEAR BY YEAR TOTAL RETURN (CLASS B)]

YEAR-BY-YEAR TOTAL RETURN (Class B)

-----------------------------------------
2004              0.41%
-----------------------------------------
2003              0.11%
-----------------------------------------
2002              0.18%
-----------------------------------------
2001              2.56%
-----------------------------------------
2000              4.74%
-----------------------------------------
1999              3.38%
-----------------------------------------
1998              3.71%
-----------------------------------------
1997              3.80%
-----------------------------------------
1996              3.59%
-----------------------------------------
1995              4.07%
-----------------------------------------

As of June 30, 2005, the Fund's Class B had a year-to-date return of 0.79%. During the periods illustrated in this bar chart, Class B's highest quarterly return was 1.24% for the quarter ended September 30, 2000, and its lowest quarterly return was 0.02% for the quarter ended June 30, 2003.

The maximum Class B contingent deferred sales charge of 4%, which is normally deducted when you redeem shares, is not reflected in the year-by-year total returns shown opposite. If this fee were included, the returns would be less than those shown. The average annual returns shown below do include the sales charge.

                              AVERAGE ANNUAL RETURNS FOR PERIODS ENDING 12/31/04

--------------------------------------------------------------------------------
                           1 YEAR       5 YEARS       10 YEARS      LIFETIME
--------------------------------------------------------------------------------
Class B (if redeemed)*
(Inception 5/2/94)         (3.59%)       1.16%         2.75%         2.80%
--------------------------------------------------------------------------------
Class C (if redeemed)*
(Inception 12/29/95)       (0.59%)       1.58%          N/A          2.50%
--------------------------------------------------------------------------------

* If shares were not redeemed, the returns for Class B would be 0.41%, 1.58%, 2.75% and 2.80% for the one-year, five-year, ten-year and lifetime periods, respectively. Returns for Class C would be 0.41%, 1.58% and 2.50% for the one-year, five-year and lifetime periods, respectively.


Investors interested in obtaining the 7-day yield for either class may call 800 523-1918.

WHAT ARE THE FUND'S FEES AND EXPENSES?             CLASS                                                        B                C
----------------------------------------------------------------------------------------------------------------------------------
SALES CHARGES are paid directly from your          Maximum sales charge (load) imposed on purchases
investment.                                        as a percentage of offering price                         none             none
                                                   Maximum contingent deferred sales charge (load)
                                                   as a percentage of original purchase price or
                                                   redemption price, whichever is lower                  4.00%(1)         1.00%(2)
                                                   Maximum sales charge (load) imposed on reinvested
                                                   dividends                                                 none             none
                                                   Redemption fees                                           none             none
----------------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES are deducted from   Management fees                                          0.45%            0.45%
the Fund's assets.                                 Distribution and service (12b-1) fees(4)                 1.00%            1.00%
                                                   Other expenses(3)                                        0.26%            0.26%
                                                   Total operating expenses(4)                              1.71%            1.71%
----------------------------------------------------------------------------------------------------------------------------------
THIS EXAMPLE is intended to help you compare the   CLASS(6)                       B                 B           C                C
cost of investing in the Fund to the cost of                                            (IF REDEEMED)                (IF REDEEMED)
investing in other mutual funds with similar       -------------------------------------------------------------------------------
investment objectives. We show the cumulative      1 year                      $174              $574        $174             $274
amount of Fund expenses on a hypothetical          3 years                     $539              $814        $539             $539
investment of $10,000 with an annual 5% return     5 years                     $928            $1,153        $928             $928
over the time shown.(5) This is an example only,   10 years                  $1,754            $1,754      $2,019           $2,019
and does not represent future expenses, which may
be greater or less than those shown here.

(1) If you redeem Class B Shares during the first year after you buy them, you will pay a contingent deferred sales charge of 4.00%, which declines to 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year, and 0% thereafter.
(2) Class C Shares redeemed within one year of purchase are subject to a 1% contingent deferred sales charge.
(3) Other expenses have been restated to reflect an expected decrease in other expenses in the current fiscal year due to a reduction in transfer agency costs associated with servicing retirement accounts.
(4) The investment manager has voluntarily agreed to waive fees and pay expenses in order to prevent total operating expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses, certain insurance costs and 12b-1 fees) from exceeding 0.70% of average daily net assets until such time as the waiver is discontinued. The following table shows operating expenses which are based on the most recently completed fiscal year and reflects the manager's current fee waivers and payments.

----------------------------------------------------------------------------------------------------------------
                                             CLASS                                               B             C
                                             -------------------------------------------------------------------
                                             Management fees                                 0.44%         0.44%
FUND OPERATING EXPENSES with voluntary       Distribution and service (12b-1) fees           1.00%         1.00%
expense cap in effect.                       Other expenses                                  0.26%         0.26%
                                             Total operating expenses                        1.70%         1.70%
----------------------------------------------------------------------------------------------------------------

(5) The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. Also, this example assumes that the Fund's total operating expenses remain unchanged in each of the periods we show and does not reflect the manager's voluntary expense caps.

(6) The Class B example reflects the conversion of Class B Shares to Consultant Class Shares after approximately eight years. Information for the ninth and tenth years reflects expenses of the Consultant Class.

HOW WE MANAGE THE FUND

OUR INVESTMENT STRATEGIES
We invest primarily in short-term money market securities, including securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, asset-backed securities and short-term debt instruments of banks and corporations.

We maintain an average maturity of 90 days or less. Also, we do not purchase any securities with an effective remaining maturity of more than 397 days (approximately 13 months). We may shorten or lengthen the Fund's average maturity up to an average maturity of 90 days based on our analysis of interest rate trends.

We intend to hold our investments until maturity, but we may sell them prior to maturity in order to shorten or lengthen the average maturity of the securities in the portfolio, increase the yield, maintain the quality of the portfolio or maintain a stable share value.

The Fund's investment objective is non-fundamental. This means that the Board of Trustees may change the objective without obtaining shareholder approval. If the objective were changed, we would notify shareholders before the change in the objective became effective.

Although the Fund primarily invests in securities rated in the highest category by a nationally recognized statistical ratings organization (an "NRSRO"), it may invest up to 5% of its total assets in securities rated in the second highest category by an NRSRO.

THE SECURITIES WE TYPICALLY INVEST IN

-------------------------------------------------------------------------------------------------------------------------
SECURITIES                                                                            HOW WE USE THEM
------------------------------------------------------------- -----------------------------------------------------------
DIRECT U.S. TREASURY OBLIGATIONS: Treasury bills, notes and    We may invest without limit in U.S. Treasury
bonds of varying maturities. U.S. Treasury securities are      securities.  We would typically invest in Treasury
backed by the "full faith and credit" of the United States.    bills or longer term Treasury securities whose
                                                               remaining effective maturity is less than 13 months.
-------------------------------------------------------------- ----------------------------------------------------------
CERTIFICATES OF DEPOSIT AND OBLIGATIONS OF BOTH U.S. AND       We may invest in certificates of deposit and obligations
FOREIGN BANKS: Debt instruments issued by banks that pay       from banks that have assets of at least one billion
interest.                                                      dollars.

Investments in foreign banks and overseas branches of U.S.
banks may be subject to less stringent regulations and
different risks than U.S. domestic banks.
-------------------------------------------------------------- ----------------------------------------------------------

CORPORATE COMMERCIAL PAPER AND OTHER CORPORATE OBLIGATIONS:    We may invest in commercial paper and other corporate
Short-term debt obligations with maturities ranging from 1     obligations rated in one of the two highest ratings
to 270 days, issued by companies.                              categories by at least two NRSROs.  The purchase of a
                                                               security that does not possess those ratings must be
                                                               approved or ratified by the Board of Trustees in
                                                               accordance with the maturity, quality and
                                                               diversification conditions with which taxable money
                                                               markets must comply.

-------------------------------------------------------------- ----------------------------------------------------------
ASSET-BACKED SECURITIES: Bonds or notes whose principal and    We may invest without limit in asset-backed securities.
interest is backed by an underlying pool of assets, such as    We may invest only in securities rated in the highest
credit card or automobile trade receivables or corporate       rating category by an NRSRO.
loans or bonds. The credit quality of most asset-backed
securities depends primarily on the credit quality of the
assets underlying such securities, how well the entities
issuing the securities are insulated from the credit risk of the originator or affiliated entities, and the amount of
credit support provided to the securities.
-------------------------------------------------------------- ----------------------------------------------------------
REPURCHASE AGREEMENTS: An agreement between a buyer of         We may use repurchase agreements as a short-term
securities such as the Fund and a seller of securities, in     investment for the Fund's cash position. In order to
which the seller agrees to buy the securities back within a    enter into these repurchase agreements, the Fund must have
specified time at the same price the buyer paid for them,      collateral of at least 102% of the repurchase price. The
plus an amount equal to an agreed upon interest rate.          Fund will only enter into repurchase agreements in which
                                                               the collateral is composed of U.S. government securities.
-------------------------------------------------------------- ----------------------------------------------------------
RESTRICTED SECURITIES: Privately placed securities whose       We may invest in privately placed securities including
resale is restricted under securities law.                     those that are eligible for resale only among certain
                                                               institutional buyers without registration which are
                                                               commonly known as "Rule 144A Securities." Other
                                                               restricted securities which are illiquid must be limited
                                                               to 10% of total Fund assets.
-------------------------------------------------------------- ----------------------------------------------------------
ILLIQUID SECURITIES: Securities that do not have a ready       We may not invest more than 10% of total assets in
market, and cannot be easily sold, if at all, at               illiquid securities including repurchase agreements that
approximately the price that the Fund has valued them.          mature in more than seven days.
-------------------------------------------------------------------------------------------------------------------------

BORROWING FROM BANKS
The Fund may borrow money as a temporary measure for extraordinary purposes or to facilitate redemptions. To the extent that it does so, the Fund may be unable to meet its investment objective. The Fund will not borrow money in excess of one-third of the value of its net assets.

THE RISKS OF INVESTING IN THE FUND
Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose money. Before you invest in the Fund, you should carefully evaluate the risks and consider the Fund in light of your overall investment plan. Following are the chief risks you assume when investing in the Fund. Please see the Statement of Additional Information for further discussion of these risks and risks not discussed here.

---------------------------------------------------------------------------------------------------------------------------
                        RISKS                                        HOW WE STRIVE TO MANAGE THEM
------------------------------------------------------- -------------------------------------------------------------------
INTEREST RATE RISK is the risk that securities,         Because the Fund invests exclusively in short-term securities,
particularly bonds with longer maturities, will         interest rate changes are not a major risk to the value of its
decrease in value if interest rates rise.               portfolio. However, a decline in interest rates would reduce the level of income provided by the Fund.
------------------------------------------------------- -------------------------------------------------------------------
CREDIT RISK is the risk that there is the possibility   The Fund holds only high quality short-term securities.
that a bond's issuer (or an entity that insures the     Therefore, it is generally not subject to significant credit risk.
bond) will be unable to make timely payments of
interest and principal.                                 We limit our investments to those that the Board of Trustees considers to be of high quality with minimal credit risks. All investments must also meet the maturity, quality and
                                                        diversification standards that apply to taxable money market funds.
------------------------------------------------------- -------------------------------------------------------------------
COUNTERPARTY RISK is the risk that the Fund may lose    We try to minimize this risk by considering the creditworthiness
money because a party that we contract with to buy or   of all parties before we enter into transactions with them.
sell securities fails to fulfill its side of the
agreement.                                              Where appropriate, we will also hold collateral from the
                                                        counterparties consistent with applicable regulations.
------------------------------------------------------- -------------------------------------------------------------------
INFLATION RISK is the risk that the return from your    The Fund is designed for short-term investment goals and
investments will be less than the increase in the       therefore may not outpace inflation over longer time periods.
cost of living due to inflation, thus preventing you    For this reason, the Fund is not recommended as a primary
from reaching your financial goals.                     investment for people with long-term goals.
---------------------------------------------------------------------------------------------------------------------------

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION
A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's Statement of Additional Information and at www.delawarefunds.com.

WHO MANAGES THE FUND

INVESTMENT MANAGER
The Fund is managed by Delaware Management Company, a series of Delaware Management Business Trust, which is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc. Delaware Management Company makes investment decisions for the Fund, manages the Fund's business affairs and provides daily administrative services. For its services to the Fund, the manager was paid 0.22% of average daily net assets for the last fiscal year, after giving effect to waivers by the manager.

WHO'S WHO?
This diagram shows the various organizations involved with managing, administering and servicing the Delaware Investments Funds.

                                                         BOARD OF TRUSTEES
INVESTMENT MANAGER                                                                             CUSTODIAN
Delaware Management Company                                                                    JPMorgan Chase Bank
2005 Market Street                                                                             4 Chase Metrotech Center
Philadelphia, PA 19103-7094                                   THE FUND                         Brooklyn, NY 11245

                                   DISTRIBUTOR                               SERVICE AGENT
                                   Delaware Distributors, L.P.               Delaware Service Company, Inc.
                                   2005 Market Street                        2005 Market Street
                                   Philadelphia, PA 19103-7094               Philadelphia, PA 19103-7094


                                   FINANCIAL INTERMEDIARY WHOLESALER
                                   Lincoln Financial Distributors, Inc.
                                   2001 Market Street
                                   Philadelphia, PA 19103-7055
PORTFOLIO MANAGERS

                                                         FINANCIAL ADVISORS

                                                            SHAREHOLDERS

BOARD OF TRUSTEES A mutual fund is governed by a Board of Trustees which has oversight responsibility for the management of the fund's business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor and others that perform services for the fund. Generally, at least 40% of the Board of Trustees must be independent of the fund's investment manager and distributor. However, Delaware Cash Reserve Fund relies on certain exemptive rules created by the SEC that require the Board of Trustees overseeing the Fund to be comprised of a majority of such independent trustees. These independent fund trustees, in particular, are advocates for shareholder interests.

INVESTMENT MANAGER An investment manager is a company responsible for selecting portfolio investments consistent with the objective and policies stated in the mutual fund's prospectus. The investment manager places portfolio orders with broker/dealers and is responsible for obtaining the best overall execution of those orders. A written contract between a mutual fund and its investment manager specifies the services the manager performs. Most management contracts provide for the manager to receive an annual fee based on a percentage of the fund's average daily net assets. The manager is subject to numerous legal restrictions, especially regarding transactions between itself and the funds it advises.

PORTFOLIO MANAGERS Portfolio managers are employed by the investment manager to make investment decisions for individual portfolios on a day-to-day basis.

CUSTODIAN Mutual funds are legally required to protect their portfolio securities and most funds place them with a qualified bank custodian who segregates fund securities from other bank assets.

DISTRIBUTOR Most mutual funds continuously offer new shares to the public through distributors who are regulated as broker-dealers and are subject to NASD Regulation, Inc. (NASDR(SM)) rules governing mutual fund sales practices.

FINANCIAL INTERMEDIARY WHOLESALER Pursuant to a contractual arrangement with Delaware Distributors, L.P., Lincoln Financial Distributors, Inc. (LFD) is primarily responsible for promoting the sale of Fund shares through broker/dealers, financial advisors and other financial intermediaries.

SERVICE AGENT Mutual fund companies employ service agents (sometimes called transfer agents) to maintain records of shareholder accounts, calculate and disburse dividends and capital gains and prepare and mail shareholder statements and tax information, among other functions. Many service agents also provide customer service to shareholders.

FINANCIAL ADVISORS Financial advisors provide advice to their clients--analyzing their financial objectives and recommending appropriate funds or other investments. Financial advisors are compensated for their services, generally through sales commissions, and through 12b-1 and/or service fees deducted from the fund's assets.

SHAREHOLDERS Like shareholders of other companies, mutual fund shareholders have specific voting rights, including the right to elect trustees. Material changes in the terms of a fund's management contract must be approved by a shareholder vote, and funds seeking to change fundamental investment policies must also seek shareholder approval.

ABOUT YOUR ACCOUNT

INVESTING IN THE FUND
You can choose from a number of share classes for the Fund. Because each share class has a different combination of sales charges, fees, and other features, you should consult your financial advisor to determine which class best suits your investment goals and time frame.

Unlike shares of most money market funds, Delaware Cash Reserve Fund B and C Class shares are subject to a contingent deferred sales charge and relatively high distribution and service fees. Because of these costs, Class B and C shares are available only to investors who already have Class B and C shares of other Delaware Investments funds and want a temporary defensive investment alternative. They are also available to investors who have chosen the Wealth Builder Option (see page [__]) to exchange their shares of Delaware Cash Reserve Fund for Class B and C shares of other Delaware Investments funds.

CHOOSING A SHARE CLASS

CLASS B
o Class B shares have no up-front sales charge, so the full amount of your purchase is invested in the Fund. However, you will pay a contingent deferred sales charge if you redeem your shares within six years after you buy them.

o If you redeem Class B shares during the first year after you buy them, the shares will be subject to a contingent deferred sales charge of 4.00%. The contingent deferred sales charge is 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year, and 0% thereafter.

o Under certain circumstances, the contingent deferred sales charge may be waived; please see the Statement of Additional Information.

o For approximately eight years after you buy your Class B shares, they are subject to annual 12b-1 fees no greater than 1.00% of average daily net assets, of which 0.25% are service fees paid to the distributor, dealers or others for providing services and maintaining shareholder accounts.

o Because of the higher 12b-1 fees, Class B shares have higher expenses and any dividends paid on these shares are lower than dividends on Class A shares and Consultant Class shares.

o Approximately eight years after you buy them, Class B shares automatically convert into Consultant Class shares with a 12b-1 fee of no more than 0.30%. Conversion may occur as late as three months after the eighth anniversary of purchase, during which time Class B's higher 12b-1 fees apply.

o You may purchase up to $100,000 of Class B shares at any one time. The limitation on maximum purchases varies for retirement plans.

CLASS C
o Class C shares have no up-front sales charge, so the full amount of your purchase is invested in the Fund. However, you will pay a contingent deferred sales charge of 1% if you redeem your shares within 12 months after you buy them.

o Under certain circumstances the contingent deferred sales charge may be waived; please see the Statement of Additional Information.

o Class C shares are subject to an annual 12b-1 fee which may not be greater than 1.00% of average daily net assets, of which 0.25% are service fees paid to the distributor, dealers or others for providing services and maintaining shareholder accounts.

o Because of the higher 12b-1 fees, Class C shares have higher expenses and any dividends paid on these shares are lower than dividends on Class A shares and Consultant shares.

o Unlike Class B shares, Class C shares do not automatically convert into another class.

o You may purchase any amount less than $1,000,000 of Class C shares at any one time. The limitation on maximum purchases varies for retirement plans.

Each of the Class B and Class C shares of the Fund has adopted a separate 12b-1 plan that allows it to pay distribution fees for the sales and distribution of its shares. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

HOW TO BUY SHARES

[GRAPHIC OMITTED: ILLUSTRATION OF A PERSON]

THROUGH YOUR FINANCIAL ADVISOR
Your financial advisor can handle all the details of purchasing shares, including opening an account. Your advisor may charge a separate fee for this service.

[GRAPHIC OMITTED: ILLUSTRATION OF AN ENVELOPE]

BY MAIL
Complete an investment slip and mail it with your check, made payable to the fund and class of shares you wish to purchase, to Delaware Investments, 2005 Market Street, Philadelphia, PA 19103-7094. If you are making an initial purchase by mail, you must include a completed investment application (or an appropriate retirement plan application if you are opening a retirement account) with your check.

[GRAPHIC OMITTED: ILLUSTRATION OF A JAGGED LINE]

BY WIRE
Ask your bank to wire the amount you want to invest to Bank of New York, ABA #021000018, Bank Account number 8900403748. Include your account number and the name of the fund in which you want to invest. If you are making an initial purchase by wire, you must call us so we can assign you an account number.

[GRAPHIC OMITTED: ILLUSTRATION OF AN EXCHANGE SYMBOL]

BY EXCHANGE
You can exchange all or part of your investment in one or more funds in the Delaware Investments family for shares of other funds in the family. Please keep in mind, however, that under most circumstances you are allowed to exchange only between like classes of shares. To open an account by exchange, call the Shareholder Service Center at 800 523-1918.

[GRAPHIC OMITTED: ILLUSTRATION OF A KEYPAD]

THROUGH AUTOMATED SHAREHOLDER SERVICES
You can purchase or exchange shares through Delaphone, our automated telephone service, or through our web site, www.delawareinvestments.com. For more information about how to sign up for these services, call our Shareholder Service Center at 800 523-1918.

Once you have completed an application, you can generally open an account with an initial investment of $1,000--and make additional investments at any time for as little as $100. If you are buying shares in an Individual Retirement Account
(IRA) or Roth IRA, under the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act; or through an Automatic Investing Plan, the minimum purchase is $250, and you can make additional investments of only $25. The minimum for a Coverdell Education Savings Account is $500. The minimums vary for retirement plans other than IRAs, Roth IRAs or Coverdell Education Savings Accounts.

The Fund is offered for purchase, redemption and exchange at a stable price of $1.00 per share on each business day that the Fund is open. The Fund is generally open on each business day that the New York Stock Exchange is open. We strive to manage the value of the Fund's securities to stabilize the Fund's net asset value (NAV) at $1.00 per share. Although we make every effort to maintain a stable price and NAV, there is no assurance that we will always be able to do so. We determine the Fund's NAV by calculating the value of all the securities and assets in the Fund's portfolio, deducting all liabilities, and dividing the resulting number by the number of shares outstanding. We normally value the Fund's portfolio securities at amortized cost.

The price you pay for shares will depend on when we receive your purchase order. If we or an authorized agent receive your order before the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on a business day, you will pay that day's closing share price which is based on the Fund's net asset value. If your order is received after the close of regular trading, you will pay the next business day's price. A business day is any day that the New York Stock Exchange is open for business. We reserve the right to reject any purchase order.

RETIREMENT PLANS
In addition to being an appropriate investment for your IRA, Roth IRA and Coverdell Education Savings Account, shares in the Fund may be suitable for group retirement plans. You may establish your IRA account even if you are already a participant in an employer-sponsored retirement plan. For more information on how shares in the Fund can play an important role in your retirement planning or for details about group plans, please consult your financial advisor, or call 800 523-1918.

HOW TO REDEEM SHARES

[GRAPHIC OMITTED: ILLUSTRATION OF A PERSON]

THROUGH YOUR FINANCIAL ADVISOR
Your financial advisor can handle all the details of redeeming your shares. Your advisor may charge a separate fee for this service.

[GRAPHIC OMITTED: ILLUSTRATION OF AN ENVELOPE]

BY MAIL
You can redeem shares (sell them back to the fund) by mail by writing to:
Delaware Investments, 2005 Market Street, Philadelphia, PA 19103-7094. All owners of the account must sign the request, and for redemptions of more than $100,000, you must include a signature guarantee for each owner. Signature guarantees are also required when redemption proceeds are going to an address other than the address of record on an account.

[GRAPHIC OMITTED: ILLUSTRATION OF A TELEPHONE]

BY TELEPHONE
You can redeem up to $100,000 of your shares by telephone. You may have the proceeds sent to you by check, or, if you redeem at least $1,000 of shares, you may have the proceeds sent directly to your bank by wire. Bank information must be on file before you request a wire redemption.

[GRAPHIC OMITTED: ILLUSTRATION OF A JAGGED LINE]

BY WIRE
You can redeem $1,000 or more of your shares and have the proceeds deposited directly to your bank account, normally the next business day after we receive your request. If you request a wire deposit, a bank wire fee may be deducted from your proceeds. Bank information must be on file before you request a wire redemption.

[GRAPHIC OMITTED: ILLUSTRATION OF A KEYPAD]

THROUGH AUTOMATED SHAREHOLDER SERVICES
You can redeem shares through Delaphone, our automated telephone service, or through our web site, www.delawareinvestments.com. For more information about how to sign up for these services, call our Shareholder Service Center at 800 523-1918.

When you send us a properly completed request to redeem or exchange shares, and we or an authorized agent receives the request before the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time), you will receive the net asset value next determined after we receive your request. If we receive your request after the close of regular trading on the New York Stock Exchange, you will receive the net asset value next determined on the next business day. We will deduct any applicable contingent deferred sales charges. You may also have to pay taxes on the proceeds from your sale of shares. We will send you a check, normally the next business day, but no later than seven days after we receive your request to sell your shares. If you purchased your shares by check, we will wait until your check has cleared, which can take up to 15 days, before we send your redemption proceeds.

If you are required to pay a contingent deferred sales charge when you redeem your shares, the amount subject to the fee will be based on the shares' net asset value when you purchased them or their net asset value when you redeem them, whichever is less. This arrangement assures that you will not pay a contingent deferred sales charge on any increase in the value of your shares. You also will not pay the charge on any shares acquired by reinvesting dividends or capital gains. If you exchange shares of one fund for shares of another, you do not pay a contingent deferred sales charge at the time of the exchange. If you later redeem those shares, the purchase price for purposes of the contingent deferred sales charge formula will be the price you paid for the original shares, not the exchange price. The redemption price for purposes of this formula will be the NAV of the shares you are actually redeeming.

ACCOUNT MINIMUMS
If you redeem shares and your account balance falls below the required account minimum of $1,000 ($250 for IRAs, Uniform Gifts to Minors Act and Uniform Transfers to Minors Act accounts or accounts with automatic investing plans, $500 for Coverdell Education Savings Accounts) for three or more consecutive months, you will have until the end of the current calendar quarter to raise the balance to the minimum. If your account is not at the minimum by the required time, you will be charged a $9 fee for that quarter and each quarter after that until your account reaches the minimum balance. If your account does not reach the minimum balance, the Fund may redeem your account after 60 days' written notice to you.

SPECIAL SERVICES
To help make investing with us as easy as possible, and to help you build your investments, we offer the following special services.

AUTOMATIC INVESTING PLAN
The Automatic Investing Plan allows you to make regular monthly or quarterly investments directly from your checking account.

ELECTRONIC DELIVERY
With Delaware eDelivery you may receive your fund documents electronically instead of via the U.S. mail. When you sign up for eDelivery, you can access your account statements, shareholder reports, and other fund materials online, in a secure environment at any time, from anywhere.

ONLINE ACCOUNT ACCESS
Account access is a password protected area of the Delaware Investments Web site that gives you access to your account information and allows you to perform transactions in a secure environment.

DIRECT DEPOSIT
With Direct Deposit you may make additional investments through payroll deductions, recurring government or private payments such as Social Security or direct transfers from your bank account.

WEALTH BUILDER OPTION
With the Wealth Builder Option you may arrange automatic monthly exchanges between your shares in one or more Delaware Investments funds. Wealth Builder exchanges are subject to the same rules as regular exchanges (see below) and require a minimum monthly exchange of $100 per fund.

DIVIDEND REINVESTMENT PLAN
Through our Dividend Reinvestment Plan, you may have your distributions reinvested in your account or the same share class in another fund in the Delaware Investments family. The shares that you purchase through the Dividend Reinvestment Plan are not subject to a front-end sales charge or to a contingent deferred sales charge. Under most circumstances, you may reinvest dividends only into like classes of shares.

EXCHANGES
You may exchange all or part of your shares for shares of the same class in another Delaware Investments Fund without paying a contingent deferred sales charge at the time of the exchange. When exchanging Class B and Class C shares of one fund for similar shares in other funds, your new shares will be subject to the same contingent deferred sales charge as the shares you originally purchased. The holding period for the contingent deferred sales charge will also remain the same, with the amount of time you held your original shares being credited toward the holding period of your new shares. You don't pay sales charges on shares that you acquired through the reinvestment of dividends. You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another fund so you should be sure to get a copy of the fund's prospectus and read it carefully before buying shares through an exchange. We may refuse the purchase side of any exchange request, if, in the investment manager's judgment, the Fund would be unable to invest effectively in accordance with its investment objectives and policies or would otherwise potentially be adversely affected. In particular, a pattern of exchanges that coincide with a "market timing" strategy may be refused.

MONEYLINE(SM) ON DEMAND SERVICE
Through our MoneyLine(SM) On Demand Service, you or your financial advisor may transfer money between your Fund account and your predesignated bank account by telephone request. This service is not available for retirement plans, except for purchases into IRAs. MoneyLine has a minimum transfer of $25 and a maximum transfer of $50,000. Delaware Investments does not charge a fee for this service; however, your bank may assess one.

MONEYLINE DIRECT DEPOSIT SERVICE
Through our MoneyLine Direct Deposit Service you may have $25 or more in dividends and distributions deposited directly to your bank account. Delaware Investments does not charge a fee for this service; however, your bank may assess one. This service is not available for retirement plans.

SYSTEMATIC WITHDRAWAL PLAN
Through our Systematic Withdrawal Plan you may arrange a regular monthly or quarterly payment from your account made to you or someone you designate. If the value of your account is $5,000 or more, you may make withdrawals of at least $25 monthly, or $75 quarterly. You may also have your withdrawals deposited directly to your bank account through our MoneyLine Direct Deposit Service. The applicable Limited CDSC for Class A Shares and CDSC for Class B and C Shares redeemed via a Systematic Withdrawal Plan will be waived if the annual amount withdrawn in each year is less than 12% of the account balance on the date that the Plan is established. If the annual amount withdrawn in any year exceeds 12% of the account balance on the date that the Systematic Withdrawal Plan is established, all redemptions under the Plan will be subjected to the applicable contingent deferred sales charge, including an assessment for previously redeemed amounts under the Plan.

FREQUENT TRADING OF FUND SHARES
The Board of Trustees of the Trust has not adopted on behalf of the Fund policies and procedures regarding frequent trading of Fund shares in light of the short-term nature and high liquidity of the securities in the Fund's portfolio. The Fund reserves the right to refuse a purchase order if management of the Fund determines that the purchase may not be in the best interests of the Fund.

DIVIDENDS, DISTRIBUTIONS AND TAXES
Dividends are declared daily and paid monthly. Short-term capital gains may be paid with the daily dividend or distributed annually. We automatically reinvest all dividends and capital gains, unless you tell us otherwise.

In addition, in order to satisfy certain distribution requirements of the Tax Reform Act of 1986, the Fund may declare special year-end dividend and capital gains distributions during November and December to shareholders of record on a date in such month. Such distributions, if received by shareholders by January, are deemed to have been paid by the Fund and received by shareholders on the earlier of the date paid or December 31 of the prior year.

The tax status of your dividends from the Fund is the same whether you reinvest your dividends or receive them in cash.

Distributions from the Fund's long-term capital gains are taxable as capital gains, while distributions from short-term capital gains and net investment income are generally taxable as ordinary income. The tax rate on capital gains is less than the tax rate on ordinary income.

You also may be subject to state and local taxes on distributions. Tax laws are subject to change, so we urge you to consult your tax advisor about your particular tax situation and how it might be affected by current tax law.

We will send you a statement each year by January 31 detailing the amount and nature of all dividends and capital gains that you were paid for the prior year.

CERTAIN MANAGEMENT CONSIDERATIONS

INVESTMENTS BY FUND OF FUNDS
The Fund accepts investments from the funds within Delaware Foundation Funds, a fund of funds. From time to time, the Fund may experience large investments or redemptions due to allocations or rebalancings by Foundation Funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could increase transaction costs or portfolio turnover. The manager will monitor transactions by Foundation Funds and will attempt to minimize any adverse effects on both the Fund and Foundation Funds as a result of these transactions.

FINANCIAL INFORMATION

FINANCIAL HIGHLIGHTS
THE FINANCIAL HIGHLIGHTS TABLE is intended to help you understand the Fund's financial performance. All "per share" information reflects financial results for a single Fund share. This information has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, is included in the Fund's annual report, which is available upon request by calling 800 523-1918.

---------------------------------------------------------------------------------------------------------------------------------
Delaware Cash Reserve Fund
                                                                                           Class B
                                                             --------------------------------------------------------------------
                                                                                       Year Ended 3/31
------------------------------------------------------------ --------------------------------------------------------------------
                                                                    2005          2004          2003          2002          2001
------------------------------------------------------------ ------------ ------------- ------------- ------------- -------------
NET ASSET VALUE, BEGINNING OF PERIOD                              $1.000        $1.000        $1.000        $1.000        $1.000
------------------------------------------------------------ ------------ ------------- ------------- ------------- -------------
------------------------------------------------------------ ------------ ------------- ------------- ------------- -------------
INCOME FROM INVESTMENT OPERATIONS:
------------------------------------------------------------ ------------ ------------- ------------- ------------- -------------
Net investment income                                              0.007         0.001         0.002         0.016         0.046
                                                                  ------        ------        ------        ------        ------
------------------------------------------------------------ ------------ ------------- ------------- ------------- -------------
Total from investment operations                                   0.007         0.001         0.002         0.016         0.046
                                                                  ------        ------        ------        ------        ------
------------------------------------------------------------ ------------ ------------- ------------- ------------- -------------
------------------------------------------------------------ ------------ ------------- ------------- ------------- -------------
LESS DIVIDENDS FROM:
------------------------------------------------------------ ------------ ------------- ------------- ------------- -------------
Net investment income                                            (0.007)       (0.001)       (0.002)       (0.016)       (0.046)
                                                                  ------        ------        ------        ------        ------
------------------------------------------------------------ ------------ ------------- ------------- ------------- -------------
Total dividends                                                  (0.007)       (0.001)       (0.002)       (0.016)       (0.046)
                                                                  ------        ------        ------        ------        ------
------------------------------------------------------------ ------------ ------------- ------------- ------------- -------------
------------------------------------------------------------ ------------ ------------- ------------- ------------- -------------
NET ASSET VALUE, END OF PERIOD                                    $1.000        $1.000        $1.000        $1.000        $1.000
                                                                  ======        ======        ======        ======        ======
------------------------------------------------------------ ------------ ------------- ------------- ------------- -------------
------------------------------------------------------------ ------------ ------------- ------------- ------------- -------------
TOTAL RETURN(1)                                                    0.70%         0.11%         0.16%         1.57%         4.71%
------------------------------------------------------------ ------------ ------------- ------------- ------------- -------------
------------------------------------------------------------ ------------ ------------- ------------- ------------- -------------
RATIOS AND SUPPLEMENTAL DATA:
------------------------------------------------------------ ------------ ------------- ------------- ------------- -------------
Net assets, end of period (000 omitted)                          $17,755       $21,783       $37,025       $25,744       $32,267
------------------------------------------------------------ ------------ ------------- ------------- ------------- -------------
Ratio of expenses to average net assets                            1.06%         1.02%         1.51%         1.92%         1.84%
------------------------------------------------------------ ------------ ------------- ------------- ------------- -------------
Ratio of expenses to average net assets prior to expense
limitation and expenses paid indirectly                            1.78%         1.93%         1.99%         1.92%         1.84%
------------------------------------------------------------ ------------ ------------- ------------- ------------- -------------
Ratio of net investment income to average net assets               0.67%         0.10%         0.16%         1.56%         4.60%
------------------------------------------------------------ ------------ ------------- ------------- ------------- -------------
Ratio of net investment income (loss) to average net
assets prior to expense limitation and expenses paid
indirectly                                                       (0.05%)       (0.81%)       (0.32%)         1.56%         4.60%
---------------------------------------------------------------------------------------------------------------------------------

(1) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

---------------------------------------------------------------------------------------------------------------------

                                                                                     Class C
                                                             --------------------------------------------------------
                                                                                 Year Ended 3/31
------------------------------------------------------------ --------------------------------------------------------
                                                                  2005       2004       2003       2002         2001
------------------------------------------------------------ ---------- ---------- ---------- ---------- ------------
NET ASSET VALUE, BEGINNING OF PERIOD                            $1.000     $1.000     $1.000     $1.000       $1.000
------------------------------------------------------------ ---------- ---------- ---------- ---------- ------------
------------------------------------------------------------ ---------- ---------- ---------- ---------- ------------
INCOME FROM INVESTMENT OPERATIONS:
------------------------------------------------------------ ---------- ---------- ---------- ---------- ------------
Net investment income                                            0.007      0.001      0.002      0.016        0.046
                                                                ------     ------     ------     ------       ------
------------------------------------------------------------ ---------- ---------- ---------- ---------- ------------
Total from investment operations                                 0.007      0.001      0.002      0.016        0.046
                                                                ------     ------     ------     ------       ------
------------------------------------------------------------ ---------- ---------- ---------- ---------- ------------
------------------------------------------------------------ ---------- ---------- ---------- ---------- ------------
LESS DIVIDENDS FROM:
------------------------------------------------------------ ---------- ---------- ---------- ---------- ------------
Net investment income                                          (0.007)    (0.001)    (0.002)    (0.016)      (0.046)
                                                                ------     ------     ------     ------       ------
------------------------------------------------------------ ---------- ---------- ---------- ---------- ------------
Total dividends                                                (0.007)    (0.001)    (0.002)    (0.016)      (0.046)
                                                                ------     ------     ------     ------       ------
------------------------------------------------------------ ---------- ---------- ---------- ---------- ------------
------------------------------------------------------------ ---------- ---------- ---------- ---------- ------------
NET ASSET VALUE, END OF PERIOD                                  $1.000     $1.000     $1.000     $1.000       $1.000
                                                                ======     ======     ======     ======       ======
------------------------------------------------------------ ---------- ---------- ---------- ---------- ------------
------------------------------------------------------------ ---------- ---------- ---------- ---------- ------------
TOTAL RETURN(1)                                                  0.70%      0.11%      0.16%      1.57%        4.71%
------------------------------------------------------------ ---------- ---------- ---------- ---------- ------------
------------------------------------------------------------ ---------- ---------- ---------- ---------- ------------
RATIOS AND SUPPLEMENTAL DATA:
------------------------------------------------------------ ---------- ---------- ---------- ---------- ------------
Net assets, end of period (000 omitted)                         $9,734    $10,293    $10,424     $7,084       $6,893
------------------------------------------------------------ ---------- ---------- ---------- ---------- ------------
Ratio of expenses to average net assets                          1.06%      1.02%      1.51%      1.92%        1.84%
------------------------------------------------------------ ---------- ---------- ---------- ---------- ------------
Ratio of expenses to average net assets prior to expense
limitation and expenses paid indirectly                          1.78%      1.93%      1.99%      1.92%        1.84%
------------------------------------------------------------ ---------- ---------- ---------- ---------- ------------
Ratio of net investment income to average net assets             0.67%      0.10%      0.16%      1.56%        4.60%
------------------------------------------------------------ ---------- ---------- ---------- ---------- ------------
Ratio of net investment income (loss) to average net
assets prior to expense limitation and expenses paid
indirectly                                                     (0.05%)    (0.81%)    (0.32%)      1.56%        4.60%
---------------------------------------------------------------------------------------------------------------------

(1) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

HOW TO READ THE FINANCIAL HIGHLIGHTS

NET INVESTMENT INCOME
Net investment income includes interest income earned from a fund's securities; it is after expenses have been deducted.

NET ASSET VALUE (NAV)
This is the value of a mutual fund share, calculated by dividing the net assets by the number of shares outstanding.

TOTAL RETURN
This represents the rate that an investor would have earned or lost on an investment in a fund. In calculating this figure for the financial highlights table, we include applicable fee waivers, exclude contingent deferred sales charges, and assume the shareholder has reinvested all dividends.

NET ASSETS
Net assets represent the total value of all the assets in a fund's portfolio, minus any liabilities, that are attributable to that class of a fund.

RATIO OF EXPENSES TO AVERAGE NET ASSETS
The expense ratio is the percentage of net assets that a fund pays annually for operating expenses and management fees. These expenses include accounting and administration expenses, services for shareholders, and similar expenses.

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS
We determine this ratio by dividing net investment income by average net assets.

GLOSSARY

HOW TO USE THIS GLOSSARY

This glossary includes definitions of investment terms, many of which are used throughout the Prospectus. If you would like to know the meaning of an investment term that is not explained in the text please check the glossary.

AMORTIZED COST
Amortized cost is a method used to value a fixed-income security that starts with the face value of the security and then adds or subtracts from that value depending on whether the purchase price was greater or less than the value of the security at maturity. The amount greater or less than the par value is divided equally over the time remaining until maturity.

AVERAGE MATURITY
An average of when the individual bonds and other debt securities held in a portfolio will mature.

BOND
A debt security, like an IOU, issued by a company, municipality or government agency. In return for lending money to the issuer, a bond buyer generally receives fixed periodic interest payments and repayment of the loan amount on a specified maturity date. A bond's price changes prior to maturity and is inversely related to current interest rates. When interest rates rise, bond prices fall, and when interest rates fall, bond prices rise. See Fixed-income securities.

BOND RATINGS
Independent evaluations of creditworthiness, ranging from Aaa/AAA (highest quality) to D (lowest quality). Bonds rated Baa/BBB or better are considered investment grade. Bonds rated Ba/BB or lower are commonly known as junk bonds. See also Nationally recognized statistical ratings organization.

CAPITAL
The amount of money you invest.

CAPITAL APPRECIATION
An increase in the value of an investment.

COMMISSION
The fee an investor pays to a financial advisor for investment advice and help in buying or selling mutual funds, stocks, bonds or other securities.

COMPOUNDING
Earnings on an investment's previous earnings.

CONSUMER PRICE INDEX (CPI)
Measurement of U.S. inflation; represents the price of a basket of commonly purchased goods.

CONTINGENT DEFERRED SALES CHARGE (CDSC)
Fee charged by some mutual funds when shares are redeemed (sold back to the fund) within a set number of years; an alternative method for investors to compensate a financial advisor for advice and service, rather than an up-front commission.

CORPORATE BOND
A debt security issued by a corporation. See Bond.

COST BASIS
The original purchase price of an investment, used in determining capital gains and losses.

DIVERSIFICATION
The process of spreading investments among a number of different securities, asset classes or investment styles to reduce the risks of investing.

DIVIDEND DISTRIBUTION
Payments to mutual fund shareholders of dividends passed along from the fund's portfolio of securities.

EXPENSE RATIO
A mutual fund's total operating expenses, expressed as a percentage of its total net assets. Operating expenses are the costs of running a mutual fund, including management fees, offices, staff, equipment and expenses related to maintaining the fund's portfolio of securities and distributing its shares. They are paid from the fund's assets before any earnings are distributed to shareholders.

FINANCIAL ADVISOR
Financial professional (e.g., broker, banker, accountant, planner or insurance agent) who analyzes clients' finances and prepares personalized programs to meet objectives.

FIXED-INCOME SECURITIES
With fixed-income securities, the money you originally invested is paid back at a pre-specified maturity date. These securities, which include government, corporate or municipal bonds, as well as money market securities, typically pay a fixed rate of return (often referred to as interest). See Bond.

INFLATION
The increase in the cost of goods and services over time. U.S. inflation is frequently measured by changes in the Consumer Price Index (CPI).

INVESTMENT GOAL
The objective, such as long-term capital growth or high current income, that a mutual fund pursues.

LIQUIDITY
The ease with which an investment can be converted into cash without a significant loss of principal. Money market funds are considered to be highly liquid.

MANAGEMENT FEE
The amount paid by a mutual fund to the investment advisor for management services, expressed as an annual percentage of the fund's average daily net assets.

MATURITY
The length of time until a bond issuer must repay the underlying loan principal to bondholders.

NASD REGULATION, INC. (NASDR(SM))
The independent subsidiary of the National Association of Securities Dealers, Inc. responsible for regulating the securities industry.

NATIONALLY RECOGNIZED STATISTICAL RATINGS ORGANIZATION  (NRSRO)
A company that assesses the credit quality of bonds, commercial paper, preferred and common stocks and municipal short-term issues, rating the probability that the issuer of the debt will meet the scheduled interest payments and repay the principal. Ratings are published by such companies as Moody's Investors Service, Inc. (Moody's), Standard & Poor's (S&P) and Fitch, Inc. (Fitch).

PRINCIPAL
Amount of money you invest (also called capital). Also refers to a bond's original face value, due to be repaid at maturity.

PROSPECTUS
The official offering document that describes a mutual fund, containing information required by the SEC, such as investment objectives, policies, services and fees.

REDEEM
To cash in your shares by selling them back to the mutual fund.

RISK
Generally defined as variability of value; also credit risk, inflation risk, currency and interest rate risk. Different investments involve different types and degrees of risk.

SALES CHARGE
Charge on the purchase or redemption of fund shares sold through financial advisors. May vary with the amount invested. Typically used to compensate advisors for advice and service provided.

SEC (SECURITIES AND EXCHANGE COMMISSION)
Federal agency established by Congress to administer the laws governing the securities industry, including mutual fund companies.

SHARE CLASSES
Different classifications of shares; mutual fund share classes offer a variety of sales charge choices.

SIGNATURE GUARANTEE
Certification by a bank, brokerage firm or other financial institution that a customer's signature is valid; signature guarantees can be provided by members of the STAMP program.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The document serving as "Part B" of a fund's prospectus that provides more detailed information about the fund's organization, investments, policies and risks.

STOCK
An investment that represents a share of ownership (equity) in a corporation. Stocks are often referred to as common stocks or equities.

TOTAL RETURN
An investment performance measurement, expressed as a percentage, based on the combined earnings from dividends, capital gains and change in price over a given period.

UNIFORM GIFTS TO MINORS ACT AND UNIFORM TRANSFERS TO MINORS ACT
Federal and state laws that provide a simple way to transfer property to a minor with special tax advantages.

VOLATILITY
The tendency of an investment to go up or down in value by different magnitudes. Investments that generally go up or down in value in relatively small amounts are considered "low volatility" investments, whereas those investments that generally go up or down in value in relatively large amounts are considered "high volatility" investments.

DELAWARE CASH RESERVE FUND
ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS is available in the Fund's annual and semi-annual reports to shareholders. You can find more detailed information about the Fund in the current Statement of Additional Information, which we have filed electronically with the Securities and Exchange Commission
(SEC) and which is legally a part of this Prospectus. If you want a free copy of the Statement of Additional Information, the annual or semi-annual report, or if you have any questions about investing in this Fund, you can write to us at 2005 Market Street, Philadelphia, PA 19103-7094, or call toll-free 800 523-1918. You may also obtain additional information about the Fund from your financial advisor.

You can find reports and other information about the Fund on the EDGAR database on the SEC web site (http://www.sec.gov). You can also get copies of this information, after payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102. Information about the Fund, including its Statement of Additional Information, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. 20549-0102. You can get information on the Public Reference Room by calling the SEC at 202 942-8090.

WEB SITE
www.delawareinvestments.com

E-MAIL
service@delinvest.com

SHAREHOLDER SERVICE CENTER

800 523-1918

Call the Shareholder Service Center Monday to Friday, 8 a.m. to 7 p.m. Eastern time:

o    For fund information, literature, price, yield and performance figures.

o For information on existing regular investment accounts and retirement plan accounts including wire investments, wire redemptions, telephone redemptions and telephone exchanges.

DELAPHONE SERVICE

800 362-FUND (800 362-3863)

o For convenient access to account information or current performance information on all Delaware Investments Funds seven days a week, 24 hours a day, use this Touch-Tone(R) service.

Investment Company Act file number: 811-2806

DELAWARE CASH RESERVE FUND SYMBOLS

                 CUSIP
                 -----
Class B          245910302

Class C          245910401

Delaware
Investments(R)
-----------------------------------
A member of Lincoln Financial Group

P-055 [--] PP 7/05



Delaware Investments includes funds with a wide range of                        DELAWARE CASH RESERVE FUND
investment objectives. Stock funds, income funds, national
and state-specific tax-exempt funds, money market funds,
global and international funds and closed-end funds give
investors the ability to create a portfolio that fits their
personal financial goals. For more information, contact your financial advisor or call Delaware Investments at
800 523-1918.
                                                                                A CLASS
INVESTMENT MANAGER                                                              B CLASS
Delaware Management Company                                                     C CLASS
2005 Market Street                                                              CONSULTANT CLASS
Philadelphia, PA 19103-7094

NATIONAL DISTRIBUTOR
Delaware Distributors, L.P.
2005 Market Street
Philadelphia, PA 19103-7094                                                     DELAWARE GROUP CASH RESERVE

SHAREHOLDER SERVICING,                                                          NO FRONT-END SALES CHARGE
DIVIDEND DISBURSING,
ACCOUNTING SERVICES
AND TRANSFER AGENT
Delaware Service Company, Inc.
2005 Market Street                                                              PART B
Philadelphia, PA 19103-7094
                                                                                STATEMENT OF ADDITIONAL INFORMATION

LEGAL COUNSEL
Stradley, Ronon, Stevens & Young, LLP                                           JULY 29, 2005
2005 Market Street
Philadelphia, PA 19103

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
2001 Market Street
Philadelphia, PA 19103

                                                                                            Delaware
CUSTODIAN                                                                                   Investments(SM)
JPMorgan Chase Bank                                                                         --------------------------------------
4 Chase Metrotech Center                                                                    A member of Lincoln Financial Group(R)
Brooklyn, NY 11245



                       STATEMENT OF ADDITIONAL INFORMATION
                                  JULY 29, 2005


                           DELAWARE GROUP CASH RESERVE
                           DELAWARE CASH RESERVE FUND

                               2005 MARKET STREET
                           PHILADELPHIA, PA 19103-7094

                         FOR PROSPECTUS AND PERFORMANCE:
                             NATIONWIDE 800 523-1918

                        INFORMATION ON EXISTING ACCOUNTS:
                               (SHAREHOLDERS ONLY)
                             NATIONWIDE 800 523-1918

                                DEALER SERVICES:
                              (BROKER/DEALERS ONLY)
                             NATIONWIDE 800 362-7500


         Delaware Group Cash Reserve ("Cash Reserve") is a professionally-managed mutual fund of the series type which currently offers one series of shares: Delaware Cash Reserve Fund (the "Fund").

         The Fund offers Class A Shares, Class B Shares, Class C Shares and Consultant Class Shares (individually, a "Class" and collectively, the "Classes").


         This Statement of Additional Information ("Part B" of the registration statement) supplements the information contained in the current Prospectuses for the Fund dated July 29, 2005, as they may be amended from time to time. Part B should be read in conjunction with the respective Class' Prospectus. Part B is not itself a prospectus but is, in its entirety, incorporated by reference into each Class' Prospectus. A prospectus may be obtained by writing or calling your investment dealer or by contacting the Fund's national distributor, Delaware Distributors, L.P. (the "Distributor"), at the above address or by calling the above phone numbers. The Fund's financial statements, the notes relating thereto, the financial highlights and the report of independent registered public accounting firm are incorporated by reference from the Annual Report into this Part B. The Annual Report will accompany any request for Part B. The Annual Report can be obtained, without charge, by calling 800 523-1918.

--------------------------------------------------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT OBJECTIVE AND POLICY                            3     TAXES                                             41
--------------------------------------------------------------------------------------------------------------------------
PERFORMANCE INFORMATION                                   10     INVESTMENT MANAGEMENT AGREEMENT                   42
--------------------------------------------------------------------------------------------------------------------------
TRADING PRACTICES                                         14     OFFICERS AND TRUSTEES                             44
--------------------------------------------------------------------------------------------------------------------------
PURCHASING SHARES                                         16     GENERAL INFORMATION                               51
--------------------------------------------------------------------------------------------------------------------------
RETIREMENT PLANS                                          26     FINANCIAL STATEMENTS                              56
--------------------------------------------------------------------------------------------------------------------------
OFFERING PRICE                                            32     APPENDIX A - DESCRIPTION OF RATINGS               57
--------------------------------------------------------------------------------------------------------------------------
REDEMPTION AND EXCHANGE                                   33
--------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND REALIZED SECURITIES PROFITS DISTRIBUTIONS   40
--------------------------------------------------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND POLICY

         The investment objective of the Fund is to obtain maximum current income consistent with preservation of principal and maintenance of liquidity by investing substantially all of its assets in a portfolio of money market instruments. There is no assurance that this objective can be achieved.

         The Fund limits its investments to those which the Board of Trustees has determined present minimal credit risks and are of high quality and which are otherwise in accordance with the maturity, quality and diversification conditions with which taxable money market funds must comply.

         The Fund maintains its net asset value at $1.00 per share by valuing its securities on an amortized cost basis. See Offering Price. The Fund maintains a dollar-weighted average portfolio maturity of not more than 90 days and does not purchase any issue having a remaining maturity of more than 13 months. In addition, the Fund limits its investments, including repurchase agreements, to those instruments which the Board of Trustees determines present minimal credit risks and which are of high quality. The Fund may sell portfolio securities prior to maturity in order to realize gains or losses or to shorten the average maturity if it deems such actions appropriate to maintain a stable net asset value per share. While the Fund will make every effort to maintain a fixed net asset value of $1.00 per share, there can be no assurance that this objective will be achieved.

         While the Fund intends to hold its investments until maturity when they will be redeemable at their full principal value plus accrued interest, attempts may be made from time to time to increase its yield by trading to take advantage of market variations. Also, revised evaluations of the issuer or redemptions by shareholders of the Fund may cause sales of portfolio investments prior to maturity or at times when such sales might otherwise not be desirable. The Fund's right to borrow to make redemption payments may reduce, but does not guarantee a reduction in, the need for such sales. The Fund will not purchase new securities while any borrowings are outstanding. See Taxes for the effect of any capital gains distributions.

         A shareholder's rate of return will vary with the general interest rate levels applicable to the money market instruments in which the Fund invests. In the event of an increase in current interest rates or a national credit crisis, or if one or more of the issuers became insolvent prior to the maturity of the instruments, principal values could be adversely affected. Investments in obligations of foreign banks and of overseas branches of U.S. banks may be subject to less stringent regulations and different risks than those of U.S. domestic banks. The rate of return and the net asset value will be affected by such other factors as sales of portfolio securities prior to maturity and the Fund's operating expenses.

MONEY MARKET INSTRUMENTS
         The Fund will invest all of its available assets in money market instruments maturing in one year or less. The types of instruments which the Fund may purchase are described below:

         1. U.S. Government Securities--Securities issued or guaranteed by the U.S. government, including Treasury Bills, Notes and Bonds.

         2. U.S. Government Agency Securities--Obligations issued or guaranteed by agencies or instrumentalities of the U.S. government whether supported by the full faith and credit of the U.S. Treasury or the credit of a particular agency or instrumentality.

         3. Bank Obligations--Certificates of deposit, bankers' acceptances and other short-term obligations of U.S. commercial banks and their overseas branches and foreign banks of comparable quality, provided each such bank combined with its branches has total assets of at least one billion dollars. Any obligations of foreign banks shall be denominated in U.S. dollars. Obligations of foreign banks and obligations of overseas branches of U.S. banks are subject to somewhat different regulations and risks than those of U.S. domestic banks. In particular, a foreign country could impose exchange controls which might delay the release of proceeds from that country. Such deposits are not covered by the Federal Deposit Insurance Corporation. Because of conflicting laws and regulations, an issuing bank could maintain that liability for an investment is solely that of the overseas branch which could expose the Fund to a greater risk of loss. The Fund will buy only short-term instruments of banks in nations where these risks are minimal. The Fund will consider these factors along with other appropriate factors in making an investment decision to acquire such obligations and will only acquire those which, in the opinion of management, are of an investment quality comparable to other debt securities bought by the Fund. In addition, the Fund is subject to certain maturity, quality and diversification conditions applicable to taxable money market funds. Thus, at the time of purchase a bank obligation or, as relevant, its issuer must be rated in one of the two highest rating categories (e.g. A-2 or better by Standard & Poor's ("S&P") and P-2 or better by Moody's Investors Service, Inc. ("Moody's")) by at least two nationally-recognized statistical rating organizations or, if such security or, as relevant, its issuer is not so rated, the purchase of the security must be approved or ratified by the Board of Trustees in accordance with the maturity, quality and diversification conditions with which taxable money market funds must comply.

         4. Commercial Paper--The Fund may invest in short-term promissory notes issued by corporations if at the time of purchase, such security or, as relevant, its issuer, is rated in one of the two highest rating categories (e.g., A-2 or better by S&P and P-2 or better by Moody's) by at least two nationally-recognized statistical rating organizations approved by the Board of Trustees or, if such security is not so rated, the purchase of the security must be approved or ratified by the Board of Trustees in accordance with the maturity, quality and diversification conditions with which taxable money market funds must comply.

         5. Short-term Corporate Debt--The Fund may invest in corporate notes, bonds and debentures if at the time of purchase, such security or, as relevant, its issuer, is rated in one of the two highest rating categories (e.g., AA or better by S&P and Aa or better by Moody's) by at least two nationally-recognized statistical rating organizations approved by the Board of Trustees or, if such security is not so rated, the purchase of the security must be approved or ratified by the Board of Trustees in accordance with the maturity, quality and diversification conditions with which taxable money market funds must comply. Such securities generally have greater liquidity and are subject to considerably less market fluctuation than longer issues.


         6. Repurchase Agreements--Instruments under which securities are purchased from a bank or securities dealer with an agreement by the seller to repurchase the securities. The Fund may use repurchase agreements which are at least 102% collateralized by U.S. government securities. Under a repurchase agreement, the purchaser acquires ownership of the security but the seller agrees, at the time of sale, to repurchase it at a mutually agreed-upon time and price. The Fund will take custody of the collateral under repurchase agreements. Repurchase agreements may be construed to be collateralized loans by the purchaser to the seller secured by the securities transferred. The resale price is in excess of the purchase price and reflects an agreed-upon market rate unrelated to the coupon rate or maturity of the purchased security. Such transactions afford an opportunity for the Fund to invest temporarily available cash on a short-term basis. The Fund's risk is limited to the seller's ability to buy the security back at the agreed-upon sum at the agreed-upon time, since the repurchase agreement is secured by the underlying obligation. Should such an issuer default, the investment manager believes that, barring extraordinary circumstances, the Fund will be entitled to sell the underlying securities or otherwise receive adequate protection for its interest in such securities, although there could be a delay in recovery. The Fund considers the creditworthiness of the bank or dealer from whom it purchases repurchase agreements. The Fund will monitor such transactions to assure that the value of the underlying securities subject to repurchase agreements is at least equal to the repurchase price. The underlying securities will be limited to those described above.

         The ratings of S&P, Moody's and other rating services represent their opinion as to the quality of the money market instruments which they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. These ratings are the initial criteria for selection of portfolio investments, but the Fund will further evaluate these securities. See Appendix A - Description of Ratings.

ASSET-BACKED SECURITIES
         The Fund may also invest in securities which are backed by assets, including, but not limited to, receivables on home equity loans, commercial real estate loans, credit card loans, manufacturing housing loans, small business loans, and automobile, mobile home, and recreational vehicle loans, wholesale dealer floor plans and leases. All such securities must be rated in the highest category by a reputable credit rating agency (e.g., AAA by S&P or Aaa by Moody's). Such receivables typically are securitized in either a pass-through or a pay-through structure. Pass-through securities represent an ownership interest in the underlying assets and provide investors with an income stream consisting of both principal and interest payments in respect of the receivables in the underlying pool. The holders of pass-through securities bear directly the risk of any defaults by the obligors on the underlying assets not covered by any credit support. Pay-through securities are debt obligations issued usually by a special purpose entity, which are collateralized by the various receivables and in which the payments on the underlying receivables provide the funds to pay the debt service on the debt obligations issued. The Fund may invest in these and other types of asset-backed securities that may be developed in the future.

         The rate of principal payment on asset-backed securities generally depends upon the rate of principal payments received on the underlying assets. Such rate of payments may be affected by economic and various other factors such as changes in interest rates. Therefore, the yield may be difficult to predict and actual yield to maturity may be more or less than the anticipated yield to maturity. Such asset-backed securities also involve certain other risks, including the risk that security interests cannot be adequately or in many cases, ever, established. In addition, with respect to credit card loans, a number of state and federal consumer credit laws give debtors the right to set off certain amounts owed on the credit cards, thereby reducing the outstanding balance. In the case of automobile loans, there is a risk that the holders may not have either a proper or first security interest in all of the obligations backing the receivables due to the large number of vehicles involved in a typical issuance and technical requirements under state laws. Therefore, recoveries on repossessed collateral may not always be available to support payments on the securities.

         Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, such securities may have credit support supplied by a third party or derived from the structure of the transaction. Such credit support falls into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets.

         Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments due on the underlying pool is timely. Protection against losses resulting from ultimate default enhances the likelihood of payments of the obligations on at least some of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

         Examples of credit support arising out of the structure of the transaction include "senior-subordinated securities" (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class), creation of "reserve funds" (where cash or investments, sometimes funded from a portion of the payments on the underlying assets, are held in reserve against future losses) and "over-collateralization" (where the scheduled payments on, or the principal amount of, the underlying assets exceeds that required to make payments of the securities and pay any servicing or other fees). The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquencies or losses in excess of those anticipated could adversely affect the return on an investment in such issue.

RULE 144A SECURITIES
         The Fund may invest in restricted securities, including securities eligible for resale without registration pursuant to Rule 144A ("Rule 144A Securities") under the Securities Act of 1933 (the "1933 Act"). Rule 144A permits many privately placed and legally restricted securities to be freely traded among certain institutional buyers such as the Fund. The Fund may invest no more than 10% of the value of its net assets in illiquid securities, including repurchase agreements maturing in more than seven days.

         While maintaining oversight, the Board of Trustees has delegated to Delaware Management Company (the "Manager") the day-to-day function of determining whether or not individual Rule 144A Securities are liquid for purposes of the Fund's 10% limitation on investments in illiquid assets. The Board has instructed the Manager to consider the following factors in determining the liquidity of a Rule 144A Security: (i) the frequency of trades and trading volume for the security; (ii) whether at least three dealers are willing to purchase or sell the security and the number of potential purchasers;
(iii) whether at least two dealers are making a market in the security; and (iv) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer).

         If the Manager determines that a Rule 144A Security which was previously determined to be liquid is no longer liquid and, as a result, the Fund's holdings of illiquid securities exceed the Fund's 10% limit on investments in such securities, the Manager will determine what action to take to ensure that the Fund continues to adhere to such limitation.

INVESTMENT RESTRICTIONS
         FUNDAMENTAL RESTRICTIONS--Cash Reserve has adopted the following restrictions for the Fund which cannot be changed without approval by the holders of a "majority" of the Fund's outstanding shares, which is a vote by the holders of the lesser of a) 67% or more of the voting securities present in person or by proxy at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy; or b) more than 50% of the outstanding voting securities. The percentage limitations contained in the restrictions and policies set forth herein apply at the time of purchase of securities.

         The Fund shall not:

         1. Make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rule or other thereunder, or U.S. Securities and Exchange Commission ("SEC") staff interpretation thereof) of its investments in the securities of issuers primarily engaged in the same industry, provided that this restriction does not limit the Fund from investing in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or in certificates of deposit. In addition, the Fund may concentrate its investments in bankers' acceptances of banks with over one billion dollars in assets or bank holding companies whose securities are rated A-2 or better by Standard & Poor's ("S&P") or P-2 or better by Moody's Investors Service, Inc. ("Moody's").

         2. Borrow money or issue senior securities, except as Investment Company Act of 1940 (the "1940 Act"), any rule or order thereunder, or SEC staff interpretation thereof, may permit.

         3. Underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

         4. Purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from investing in issuers which invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

         5. Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

         6. Make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

         NON-FUNDAMENTAL INVESTMENT RESTRICTIONS--In addition to the fundamental policies and investment restrictions described above, and the various general investment policies described in the prospectus, the Fund will be subject to the following investment restrictions, which are considered non-fundamental and may be changed by the Board of Trustees without shareholder approval.

         1. The Fund is permitted to invest in other investment companies, including open-end, closed-end or unregistered investment companies, either within the percentage limits set forth in the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, or without regard to percentage limits in connection with a merger, reorganization, consolidation or other similar transaction. However, the Fund may not operate as a "fund of funds" which invests primarily in the shares of other investment companies as permitted by Section 12(d)(1)(F) or (G) of the 1940 Act, if its own shares are utilized as investments by such a "fund of funds."

         2. The Fund may not invest more than 15% of its net assets in securities which it cannot sell or dispose of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the investment.

CONCENTRATION
         In applying the Fund's policy on concentration: (i) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (ii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (iii) asset backed securities will be classified according to the underlying assets securing such securities.

         The following are additional investment restrictions and policies which are considered non-fundamental and may be changed by the Board of Trustees without shareholder approval.


         1. Invest more than 20% of its assets in securities other than money market instruments as defined above.

         2. Borrow money in excess of one-third of the value of its net assets and then only as a temporary measure for extraordinary purposes or to facilitate redemptions. The Fund has no intention of increasing its net income through borrowing. Any borrowing will be done from a bank and to the extent that such borrowing exceeds 5% of the value of the Fund's net assets, asset coverage of at least 300% is required. In the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days thereafter (not including Sunday or holidays) or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%. The Fund will not pledge more than 10% of its net assets. The Fund will not issue senior securities as defined in the 1940 Act, except for notes to banks.

         3. Sell securities short or purchase securities on margin.

         4. Write or purchase put or call options.

         5. Underwrite the securities of other issuers, except that the Fund may acquire portfolio securities under circumstances where, if the securities are later publicly offered or sold by the Fund, it might be deemed an underwriter for purposes of the 1933 Act. Not more than 10% of the value of the Fund's net assets at the time of acquisition will be invested in such securities.

         6. Purchase or sell commodities or commodity contracts.

         7. Purchase or sell real estate, but this shall not prevent the Fund from investing in securities secured by real estate or interests therein, or securities issued by companies which invest in real estate or interests therein.

         8. Make loans to other persons except by the purchase of obligations in which the Fund is authorized to invest and to enter into repurchase agreements. Not more than 10% of the Fund's total assets will be invested in repurchase agreements maturing in more than seven days and in other illiquid assets.

         9. Invest more than 5% of the value of its assets in the securities of any one issuer (other than obligations issued or guaranteed by the U.S. government or federal agencies) or acquire more than 10% of the voting securities of such an issuer. Where securities are issued by one entity but are guaranteed by another, "issuer" shall not be deemed to include the guarantor so long as the value of all securities owned by the Fund which have been issued or guaranteed by that guarantor does not exceed 10% of the value of the Fund's assets.

         10. Purchase more than 10% of the outstanding securities of any issuer or invest in companies for the purpose of exercising control.

         11. Invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets.

         12. Invest more than 25% of its total assets in any particular industry, except that the Fund may invest more than 25% of the value of its total assets in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, certificates of deposit and bankers' acceptances of banks with over one billion dollars in assets or bank holding companies whose securities are rated A-2 or better by S&P or P-2 or better by Moody's.

         13. Retain in its portfolio securities issued by an issuer any of whose officers, trustees or security holders is an officer or trustee of the Fund or of the investment manager of the Fund if after the purchase of the securities of such issuer by the Fund one or more of such officers or trustees owns beneficially more than 1/2 of 1% of the shares or securities or both of such issuer and such officers and trustees owning more than 1/2 of 1% of such shares or securities together own beneficially more than 5% of such shares or securities.

         14. Invest funds of the Fund in the securities of companies which have a record of less than three years' continuous operation if such purchase at the time thereof would cause more than 5% of the Fund's total assets to be invested in the securities of such company or companies. Such period of three years may include the operation of any predecessor company or companies, partnership or individual enterprise if the company whose securities are proposed as an investment for funds of the Fund has come into existence as the result of a merger, consolidation, reorganization or the purchase of substantially all of the assets of such predecessor company or companies, partnerships or individual enterprises.

         15. Invest in direct interests in oil, gas or other mineral exploration or development programs.

         16. Invest more than 25% of its assets in foreign banks except that this limitation shall not apply to United States branches of foreign banks which are subject to the same regulation as United States banks or to foreign branches of United States banks where such a bank is liable for the obligations of the branch.

         Although not a fundamental investment restriction, the Fund currently does not invest its assets in real estate limited partnerships.


NON-DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION
         The Fund has adopted a policy generally prohibiting providing portfolio holdings to any person until after thirty calendar days have passed. We post a list of the Fund's portfolio holdings monthly, with a thirty day lag, on the Fund's website, www.delawarefunds.com. In addition, on a ten day lag, we also make available a month-end summary listing of the number of the Fund's securities, country and asset allocations, and top ten securities and sectors by percentage of holdings for the Fund. This information is available publicly to any and all shareholders free of charge once posted on the website by calling 1-800-523-1918.

         Other entities, including institutional investors and intermediaries that distribute the Fund's shares, are generally treated similarly and are not provided with the Fund's portfolio holdings in advance of when they are generally available to the public. Third-party service providers and affiliated persons of the Fund are provided with the Fund's portfolio holdings only to the extent necessary to perform services under agreements relating to the Funds.

         Third-party rating agencies and consultants who have signed agreements ("Non-Disclosure Agreements") with the Fund or the Manager may receive portfolio holdings information more quickly than the thirty day lag. The Non-Disclosure Agreements require that the receiving entity hold the information in the strictest confidence and prohibit the receiving entity from disclosing the information or trading on the information (either in Fund shares or in shares of the Fund's portfolio securities). In addition, the receiving party must agree to provide copies of any research or reports generated using the portfolio holdings information in order to allow for monitoring of use of the information. None of the Fund, the Manager or any affiliate receive any compensation or consideration with respect to these agreements.

         Non-Disclosure Agreements must be approved by a member of the Manager's Legal Department and Compliance Department and any deviation in the use of the portfolio holdings information by the receiving party must be approved in writing by the Fund's Chief Compliance Officer prior to such use.

PERFORMANCE INFORMATION


         For the seven-day period ended March 31, 2005 the annualized current yield of Class A Shares, Class B Shares, Class C Shares and Consultant Class Shares was 2.12%, 1.62%, 1.62% and 1.87%, respectively, and the compounded effective yield was 2.14%, 1.63%, 1.63% and 1.89%, respectively. These yields will fluctuate daily as income earned fluctuates. On this date, the weighted average portfolio maturity was 18 days for each Class. The current yield of Class A Shares is expected to be higher than that of Consultant Class Shares, Class B Shares and Class C Shares because Class A Shares are not subject to the maximum aggregate expenses under the Fund's 12b-1 Plans of up to 0.30% for Consultant Class Shares and up to 1.00% for each of the Class B Shares and Class C Shares. See Plans Under Rule 12b-1 for Consultant Class Shares, Class B Shares and Class C Shares.


         Shareholders and prospective investors will be interested in learning from time to time the current and the effective compounded yield of a Class of shares. As explained under Dividends and Realized Securities Profits Distributions, dividends are declared daily from net investment income. In order to determine the current return, yield is calculated as follows.

         The calculation begins with the value of a hypothetical account of one share at the beginning of a seven-day period; this is compared with the value of that same account at the end of the same period (including shares purchased for the account with dividends earned during the period). The net change in the account value is generally the net income earned per share during the period, which consists of accrued interest income plus or minus amortized purchase discount or premium, less all accrued expenses (excluding expenses reimbursed by the investment manager) but does not include realized gains or losses or unrealized appreciation or depreciation.

         The current yield of each Class represents the net change in this hypothetical account annualized over 365 days. In addition, a shareholder may achieve a compounding effect through reinvestment of dividends, which is reflected in the effective yield shown on page 11.

         The following is an example, for purposes of illustration only, of the current and effective yield calculations for the seven-day period ended March 31, 2005:

                                                                                                           CONSULTANT CLASS
                                                   CLASS A SHARES    CLASS B SHARES       CLASS C SHARES        SHARES
Value of a hypothetical account with one
       share at the beginning of the period......  $1.00000000        $1.00000000         $1.00000000      $1.00000000

Value of the same account at the
       end of the period.........................  $1.00011687        $1.00002098         $1.00002098      $1.00006893
                                                  ============        ===========         ===========      ===========

Net change in account value......................   0.00011687(1)      0.00002098(1)       0.00002098(1)    0.00006893(1)

Base period return = net change in account
       value/beginning account value.............   0.00011687         0.00002098          0.00002098       0.00006893

Current yield [base period return x (365/7)].....   2.12%(2)           1.62%(2)            1.62%(2)         1.87%(2)
                                                    =====              =====               =====            =====


Effective yield (1 + base period) 365/7 - 1......   2.14%(3)           1.63%(3)            1.63%(3)         1.89%(3)
                                                    =====              =====               =====            =====



Weighted average life to maturity of the portfolio on March 31, 2005 was 18 days.

(1) This represents the net income per share for the seven calendar days ended March 31, 2005.
(2) This represents the average of annualized net investment income per share for the seven calendar days ended March 31, 2005.
(3) This represents the current yield for the seven calendar days ended March 31, 2005 compounded daily.


         The average annual total rate of return for a Class is based on a hypothetical $1,000 investment that includes capital appreciation and depreciation during the stated periods. With respect to Class B Shares and Class C Shares, each calculation will include the CDSC that would be applicable upon complete redemption of such shares during the stated period. In addition, the Fund may present total return information that does not reflect the deduction of any applicable CDSC. The following formula will be used for the actual computations:

                                                            n
                                                       P(1+T) = ERV
         Where:        P  =   a hypothetical initial purchase order of $1,000;

                       T  =   average annual total return;

                       n  =   number of years;

                     ERV  =   redeemable value of the hypothetical $1,000
                              purchase at the end of the period after the deduction of the applicable CDSC, if any, with respect to Class B Shares and Class C
                              Shares

         Aggregate or cumulative total return is calculated in a similar manner, except that the results are not annualized. The performance, as shown below, is the average annual total return quotations for each Class through March 31, 2005, calculated as an average annual compounded rate of return for the periods indicated. For this purpose, the calculations assume the reinvestment of all dividend distributions paid during the indicated periods. Interest rates fluctuated during the periods covered by the table and the Fund's results should not be considered as representative of future performance. Total return for Consultant Class Shares for periods prior to commencement of operations of such Class is based on the performance of Class A Shares. For periods prior to commencement of operations of Consultant Class Shares, the total return does not reflect the 12b-1 payments applicable to such Class. If such payments were reflected in the calculations, performance would have been affected. The average annual total return for Class B and C Shares (including deferred sales charge) reflects the deduction of the applicable CDSC that would be paid if the shares were redeemed at March 31, 2005. The average annual total return for Class B and Class C Shares (excluding deferred sales charge) assumes the shares were not redeemed at March 31, 2005 and, therefore, does not reflect the deduction of a CDSC.


AVERAGE ANNUAL TOTAL RETURN

-------------------------------------------------------------------------------------------------------------------------------
                                                                         CLASS B SHARES                        CLASS C SHARES
                                       CONSULTANT     CLASS B SHARES       (EXCLUDING       CLASS C SHARES       (EXCLUDING
                                         CLASS          (INCLUDING          DEFERRED      (INCLUDING DEFERRED     DEFERRED
                    CLASS A SHARES     SHARES(2)         DEFERRED         SALES CHARGE)      SALES CHARGE)      SALES CHARGE)
                       (INCEPTION      (INCEPTION     SALES CHARGE) (1)     (INCEPTION         (INCEPTION         (INCEPTION
                        6/30/78)         3/10/88)    (INCEPTION 5/2/94)       5/2/94)           11/29/95)          11/29/95)
-------------------------------------------------------------------------------------------------------------------------------
1 year ended
3/31/05                   1.21%           0.95%            -3.30%             0.70%             -0.30%               0.70%
-------------------------------------------------------------------------------------------------------------------------------

3 years ended             0.93%           0.68%            -0.59%             0.32%              0.32%               0.32%
3/31/05
-------------------------------------------------------------------------------------------------------------------------------

5 years ended             2.21%           1.96%            1.01%              1.44%              1.44%               1.44%
3/31/05
-------------------------------------------------------------------------------------------------------------------------------

10 years ended            3.48%           3.22%            2.68%              2.68%               N/A                 N/A
3/31/05
-------------------------------------------------------------------------------------------------------------------------------

15 years ended            3.77%           3.51%             N/A                N/A                N/A                 N/A
3/31/05
-------------------------------------------------------------------------------------------------------------------------------

                          6.39%           6.22%            2.77%              2.77%              2.47%               2.47%
Life of Fund
-------------------------------------------------------------------------------------------------------------------------------

(1) Effective July 1, 2003, the CDSC schedule for Class B Shares is as follows: (i) 4.00% if shares are redeemed within one year of purchase
         (ii) 3.25% if shares are redeemed during the second year of purchase;
         (iii) 2.75% if shares are redeemed during the third year following purchase; (iv) 2.25% if shares are redeemed during the fourth or fifth year following purchase; (v) 1.50% if shares are redeemed during the sixth year following purchase; and (vi) 0% thereafter. The above performance figures are calculated using the new applicable CDSC schedule.
(2) For Consultant Class shares of the Fund, performance information prior to March 10, 1988 is that of Class A shares. Because the fees and expenses of Consultant Class shares are higher than those of Class A shares, actual performance would have been lower had such fees and expenses been taken into account.

DOLLAR-COST AVERAGING
         Money market funds, which are generally intended for your short-term investment needs, can often be used as a basis for building a long-term investment plan. For many people, deciding when to purchase long-term investments, such as stock or longer-term bond funds, can be a difficult decision. Unlike money market fund shares, prices of other securities, such as stocks and bonds, tend to move up and down over various market cycles. Though logic says to invest when prices are low, even experts can't always pick the highs and the lows. By using a strategy known as dollar-cost averaging, you schedule your investments ahead of time. If you invest a set amount on a regular basis (perhaps using assets from your money market fund) that money will always buy more shares when the price is low and fewer when the price is high. You can choose to invest at any regular interval--for example, monthly or quarterly--as long as you stick to your regular schedule. Dollar-cost averaging looks simple and it is, but there are important things to remember.

         Dollar-cost averaging works best over longer time periods, and it doesn't guarantee a profit or protect against losses in declining markets. If you need to sell your investment when prices are low, you may not realize a profit no matter what investment strategy you utilize. That's why dollar-cost averaging can make sense for long-term goals. Since the potential success of a dollar-cost averaging program depends on continuous investing, even through periods of fluctuating prices, you should consider your dollar-cost averaging program a long-term commitment and invest an amount you can afford and probably won't need to withdraw. You should also consider your financial ability to continue to purchase shares during low fund share prices. Delaware Investments offers three services -- Automatic Investing Program, Direct Deposit Program and the Wealth Builder Option -- that can help to keep your regular investment program on track. See Investing by Electronic Fund Transfer - Direct Deposit Purchase Plan and Automatic Investing Plan under Purchasing Shares and Wealth Builder Option under Purchasing Shares for a complete description of these services, including restrictions or limitations.

         The example below illustrates how dollar-cost averaging can work. In a fluctuating market, the average cost per share of a stock or bond fund over a period of time will be lower than the average price per share of the fund for the same time period.

                     INVESTMENT             PRICE         NUMBER OF SHARES
                       AMOUNT             PER SHARE          PURCHASED
          Month 1       $100                $10.00               10
          Month 2       $100                $12.50                8
          Month 3       $100                 $5.00               20
          Month 4       $100                $10.00               10
          -----------------------------------------------------------------
                        $400                $37.50               48

Total Amount Invested:  $400
Total Number of Shares Purchased:  48
Average Price Per Share:  $9.38 ($37.50/4)
Average Cost Per Share:  $8.33 ($400/48 shares)

       This example is for illustration purposes only. It is not intended to represent the actual performance of the Fund or any stock or bond fund in the Delaware Investments family. Dollar-cost averaging can be appropriate for investments in shares of funds that tend to fluctuate in value. Please obtain the prospectus of any fund in the Delaware Investments family in which you plan to invest through a dollar-cost averaging program. The prospectus contains additional information, including charges and expenses. Please read it carefully before you invest or send money.

THE POWER OF COMPOUNDING

       When you opt to reinvest your current income for additional Fund shares, your investment is given yet another opportunity to grow. It's called the Power of Compounding. The Fund may include illustrations showing the power of compounding in advertisements and other types of literature.

       The yield quoted at any time represents the amount being earned on a current basis and is a function of the types of instruments in the Fund's portfolio, their quality and length of maturity and the Fund's operating expenses. The length of maturity for the portfolio is the average dollar weighted maturity of the portfolio. This means that the portfolio has an average maturity of a stated number of days for its issues. The calculation is weighted by the relative value of the investment.

       The yield will fluctuate daily as the income earned on the investments of the Fund fluctuates. Accordingly, there is no assurance that the yield quoted on any given occasion will remain in effect for any period of time. It should also be emphasized that the Fund is an open-end investment company and that there is no guarantee that the net asset value per share or any stated rate of return will remain constant. A shareholder's investment in the Fund is not insured. Investors comparing results of the Fund with investment results and yields from other sources such as banks or savings and loan associations should understand these distinctions. Historical and comparative yield information may, from time to time, be presented by the Fund. Although the Fund determines the yield on the basis of a seven-calendar-day period, it may from time to time use a different time span.

       Other funds of the money market type may calculate their yield on a different basis and the yield quoted by the Fund could vary upward or downward if another method of calculation or base period were used. Shareholders and prospective investors who wish to learn the current yield of the Fund may call toll free, nationwide 800 523-1918.


TRADING PRACTICES

       Portfolio transactions are executed by the Manager on behalf of the Fund in accordance with the standards described below.

       Brokers, dealers and banks are selected to execute transactions for the purchase or sale of portfolio securities on the basis of the Manager's judgment of their professional capability to provide the service. The primary consideration is to have brokers, dealers or banks execute transactions at best execution. Best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order and other factors affecting the overall benefit obtained by the account on the transaction. When a commission is paid, the Fund pays reasonably competitive brokerage commission rates based upon the professional knowledge of the Manager's trading department as to rates paid and charged for similar transactions throughout the securities industry. In some instances, the Fund pays a minimal share transaction cost when the transaction presents no difficulty. Trades are generally made on a net basis where securities are either bought or sold directly from or to a broker, dealer or bank. In these instances, there is no direct commission charged, but there is a spread (the difference between the buy and sell price) which is the equivalent of a commission.

       The Manager may allocate out of all commission business generated by all of the funds and accounts under its management, brokerage business to brokers or dealers who provide brokerage and research services. These services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software and hardware used in security analyses; and providing portfolio performance evaluation and technical market analyses. Such services are used by the Manager in connection with its investment decision-making process with respect to one or more funds and accounts managed by it, and may not be used, or used exclusively, with respect to the fund or account generating the brokerage.

       As provided in the Securities Exchange Act of 1934 (the "1934 Act") and the Fund's Investment Management Agreement, higher commissions are permitted to be paid to broker/dealers who provide brokerage and research services than to broker/dealers who do not provide such services if such higher commissions are deemed reasonable in relation to the value of the brokerage and research services provided. Although transactions are directed to broker/dealers who provide such brokerage and research services, the Fund believes that the commissions paid to such broker/dealers are not, in general, higher than commissions that would be paid to broker/dealers not providing such services and that such commissions are reasonable in relation to the value of the brokerage and research services provided. In some instances, services may be provided to the Manager which constitute in some part brokerage and research services used by the Manager in connection with its investment decision-making process and constitute in some part services used by the Manager in connection with administrative or other functions not related to its investment decision-making process. In such cases, the Manager will make a good faith allocation of brokerage and research services and will pay out of its own resources for services used by the Manager in connection with administrative or other functions not related to its investment decision-making process. In addition, so long as no fund is disadvantaged, portfolio transactions which generate commissions or their equivalent are allocated to broker/dealers who provide daily portfolio pricing services to the Fund and to other funds in the Delaware Investments family. Subject to best price and execution, commissions allocated to brokers providing such pricing services may or may not be generated by the funds receiving the pricing service.

       The Manager may place a combined order for two or more accounts or funds engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. When a combined order is executed in a series of transactions at different prices, each account participating in the order that receives an allocation may be allocated an average price obtained from the executing broker. It is believed that the ability of the accounts to participate in volume transactions will generally be beneficial to the accounts and funds. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or fund may obtain, it is the opinion of the Manager and the Fund's Board of Trustees that the advantages of combined orders outweigh the possible disadvantages of separate transactions.


       Consistent with NASD Regulation, Inc. (the "NASDRsm") rules, and subject to seeking best execution, the Funds may place orders with broker/dealers that have agreed to defray certain expenses of the funds in the Delaware Investments family such as custodian fees.

       Portfolio trading will be undertaken principally to accomplish the Fund's objective and not for the purpose of realizing capital gains, although capital gains may be realized on certain portfolio transactions. For example, capital gains may be realized when a security is sold (i) so that, provided capital is preserved or enhanced, another security can be purchased to obtain a higher yield, (ii) to take advantage of what the Manager believes to be a temporary disparity in the normal yield relationship between the two securities to increase income or improve the quality of the portfolio, (iii) to purchase a security which the Manager believes is of higher quality than its rating or current market value would indicate, or (iv) when the Manager anticipates a decline in value due to market risk or credit risk. Since portfolio assets will consist of short-term instruments, replacement of portfolio securities will occur frequently. However, since the Manager expects to usually transact purchases and sales of portfolio securities on a net basis, it is not anticipated that the Fund will pay any significant brokerage commissions. The Manager is free to dispose of portfolio securities at any time, subject to complying with the Internal Revenue Code of 1986, as amended (the "Code") and the 1940 Act, when changes in circumstances or conditions make such a move desirable in light of the investment objective.


PURCHASING SHARES

       The Distributor serves as the national distributor for the Fund's shares
- Class A Shares, Consultant Class Shares, Class B Shares and Class C Shares and has agreed to use its best efforts to sell shares of the Fund.

       Shares of the Fund are offered on a continuous basis. Class A Shares can be purchased directly from the Fund or its Distributor. Consultant Class Shares, Class B Shares and Class C Shares are offered through brokers, financial institutions and other entities which have a dealer agreement with the Fund's Distributor or a service agreement with the Fund. In some states, banks and/or other institutions effecting transactions in Consultant Class Shares, Class B Shares or Class C Shares may be required to register as dealers pursuant to state laws.

       The minimum initial investment is generally $1,000 for each Class. Subsequent purchases must generally be $100 or more. The initial and subsequent investment minimums for Class A Shares will be waived for purchases by officers, trustees and employees of any fund in the Delaware Investments family, the Manager or any of the Manager's affiliates if the purchases are made pursuant to a payroll deduction program. Shares purchased pursuant to the Uniform Gifts to Minors Act or Uniform Transfers to Minors Act and shares purchased in connection with an Automatic Investing Plan are subject to a minimum initial purchase of $250 and a minimum subsequent purchase of $25. Accounts opened under the Asset Planner service are subject to a minimum initial investment of $2,000 per Asset Planner strategy selected. There is a maximum purchase limitation of $100,000 on each purchase of Class B Shares; for Class C Shares, each purchase must be in an amount that is less than $1,000,000. The Fund will reject any order for purchase of more than $100,000 of Class B Shares and $1,000,000 or more for Class C Shares. An investor may exceed these limitations by making cumulative purchases over a period of time.

       Selling dealers are responsible for transmitting orders promptly. The Fund reserves the right to reject any order for the purchase of its shares if in the opinion of management such rejection is in the Fund's best interest. If a purchase is canceled because your check is returned unpaid, you are responsible for any loss incurred. The Fund can redeem shares from your account(s) to reimburse itself for any loss, and you may be restricted from making future purchases in any of the funds in the Delaware Investments family. The Fund reserves the right to reject purchase orders paid by third-party checks or checks that are not drawn on a domestic branch of a United States financial institution. If a check drawn on a foreign financial institution is accepted, you may be subject to additional bank charges for clearance and currency conversion.

       The Fund also reserves the right, following shareholder notification, to charge a service fee on non-retirement accounts that, as a result of redemption, have remained below the minimum stated account balance for a period of three or more consecutive months. Holders of such accounts may be notified of their insufficient account balance and advised that they have until the end of the current calendar quarter to raise their balance to the stated minimum. If the account has not reached the minimum balance requirement by that time, the Fund will charge a $9 fee for that quarter and each subsequent calendar quarter until the account is brought up to the minimum balance. The service fee will be deducted from the account during the first week of each calendar quarter for the previous quarter, and will be used to help defray the cost of maintaining low-balance accounts. No fees will be charged without proper notice, and no CDSC will apply to such assessments.

       The Fund also reserves the right, upon 60 days' written notice, to involuntarily redeem accounts that remain under the minimum initial purchase amount as a result of redemptions. An investor making the minimum initial investment may be subject to involuntary redemption without the imposition of a CDSC if he or she redeems any portion of his or her account.


       Certificates representing shares purchased are not ordinarily issued. Purchases are confirmed to the investor and credited to the shareholder's account on the books maintained by Delaware Service Company, Inc. (the "Transfer Agent"). The investor will have the same rights of ownership with respect to such shares as if certificates had been issued. A shareholder may be subject to fees for replacement of a lost or stolen certificate under certain conditions, including the cost of obtaining a bond covering the lost or stolen certificate. Please contact the Fund for further information. Investors who hold certificates representing any of their shares may only redeem those shares by written request. The investor's certificate(s) must accompany such request.


       Shares of each Class are sold without a front-end sales charge at the net asset value per share next determined after the receipt and effectiveness of a purchase order as described below. See the Prospectuses for additional information on how to invest. The Fund reserves the right to reject any order for the purchase of its shares if in the opinion of management, such rejection is in the Fund's best interest.

       Class A Shares have no CDSC or annual 12b-1 Plan expenses. Consultant Class Shares have no CDSC but such shares are subject to annual 12b-1 Plan expenses of up to of 0.30% of the average daily net assets of such shares.

       Class B Shares are purchased at net asset value and are subject to a CDSC of: (i) 4.00% if shares are redeemed within one year of purchase (ii) 3.25% if shares are redeemed during the second year of purchase; (iii) 2.75% if shares are redeemed during the third year following purchase; (iv) 2.25% if shares are redeemed during the fourth or fifth year following purchase; (v) 1.50% if shares are redeemed during the sixth year following purchase; and (vi) 0% thereafter. The above performance figures are calculated using the new applicable CDSC schedule.


       Class C Shares are purchased at net asset value and are subject to a CDSC of 1.00% if shares are redeemed within 12 months following purchase. Class C Shares are also subject to annual 12b-1 Plan expenses for the life of the investment which are equal to those to which Class B Shares are subject.

       For both Class B Shares and Class C Shares, the CDSC will be assessed on an amount equal to the lesser of net asset value at the time of purchase of the shares being redeemed or the net asset value of the shares at the time of redemption. The net asset values of Class B Shares and Class C Shares at the time of purchase and at the time of redemption are expected to be the same if redeemed directly from the Fund. In addition, no CDSC will be assessed on redemption of shares received upon reinvestment of dividends or capital gains. See Redemption and Exchange for Class B Shares and Class C Shares for a list of the instances in which the CDSC is waived. Class B Shares are subject to annual 12b-1 Plan expenses up to a maximum of 1.00% of the average daily net assets of such Class for approximately eight years. During the seventh year after purchase and, thereafter, until converted to Consultant Class Shares, Class B Shares will continue to be subject to annual 12b-1 Plan expenses of 1% of average daily net assets representing such shares. At the end of approximately eight years after purchase, the investor's Class B Shares will be automatically converted into Consultant Class Shares of the Fund. See Automatic Conversion of Class B Shares, below. Such conversion will constitute a tax-free exchange for federal income tax purposes.

       The alternative purchase arrangements described above permit investors to choose the method of purchasing shares that is most suitable given the amount of their purchase, the length of time they expect to hold their shares and other relevant circumstances. Prospective investors should consider the availability of Class A Shares and Consultant Class Shares or whether, given their particular circumstances, it is more advantageous to purchase Class B Shares or Class C Shares. Shareholders purchasing Class B Shares will have the entire initial purchase amount invested in the Fund with their investment being subject to a CDSC if they redeem shares within six years of purchase. Shareholders purchasing Class C Shares will have the entire initial purchase amount invested in the Fund with their investment being subject to a CDSC if they redeem shares within 12 months of purchase. In addition, investors should consider the level of annual 12b-1 Plan expenses applicable to Class B, C and Consultant Class Shares. In comparing Class B Shares to Class C Shares, investors should consider the duration of the annual 12b-1 Plan expenses to which each of the Classes is subject and the desirability of an automatic conversion feature, which is available only for Class B Shares.

       For the distribution and related services provided to, and the expenses borne on behalf of, the Fund, the Distributor and others will be paid from the proceeds of the 12b-1 Plan fees and, if applicable, the CDSC incurred upon redemption. Financial advisors may receive different compensation for selling Class B, Class C and Consultant Class Shares.

       Dividends, if any, will be calculated in the same manner, at the same time, on the same day and will be in the same amount, except that the additional amount of 12b-1 Plan expenses relating to Consultant Class Shares, Class B Shares and Class C Shares will be borne exclusively by such shares.

       The NASDR(SM) has adopted certain rules relating to investment company sales charges. The Fund and the Distributor intend to operate in compliance with these rules.


DEFERRED SALES CHARGE ALTERNATIVE - CLASS B SHARES
       Class B Shares may be purchased at net asset value without a front-end sales charge and, as a result, the full amount of the investor's purchase payment will be invested in Fund shares. The Distributor currently compensates dealers or brokers for selling Class B Shares at the time of purchase from its own assets. In addition, from time to time, upon written notice to all of its dealers, the Distributor may hold special promotions for a specified period during which the Distributor may pay additional compensation to dealers or brokers for selling Class B Shares at the time of purchase. As discussed below, however, Class B Shares are subject to annual 12b-1 Plan expenses of up to a maximum of 1.00% for approximately eight years after purchase and, if shares are redeemed within six years of purchase, a CDSC.

       Proceeds from the CDSC and the annual 12b-1 Plan fees, if any, are paid to the Distributor and others for providing distribution and related services, and bearing related expenses, in connection with the sale of Class B Shares. These payments support the compensation paid to dealers or brokers for selling Class B Shares. Payments to the Distributor and others under the Class B 12b-1 Plan may be in an amount equal to no more than 1.00% annually. The combination of the CDSC and the proceeds of the 12b-1 Plan fees makes it possible for the Fund to sell Class B Shares without deducting a front-end sales charge at the time of purchase.


       Holders of Class B Shares who exercise the exchange privilege described below will continue to be subject to the CDSC schedule for Class B Shares described in this Part B, even after the exchange. Such CDSC schedule may be higher than the CDSC schedule for Class B Shares acquired as a result of the exchange. See Redemption and Exchange.

AUTOMATIC CONVERSION OF CLASS B SHARES
       Class B Shares, other than shares acquired through reinvestment of distributions, held for eight years after purchase are eligible for automatic conversion into Consultant Class Shares. Conversions of Class B Shares into Consultant Class Shares will occur only four times in any calendar year, on the 18th day (or next business day of March, June, September and December (each, a "Conversion Date"). If the eighth anniversary after a purchase of Class B Shares falls on a Conversion Date, an investor's Class B Shares will be converted on that date. If the eighth anniversary occurs between Conversion Dates, an investor's Class B Shares will be converted on the next Conversion Date after such anniversary. Consequently, if a shareholder's eighth anniversary falls on the day after a Conversion Date, that shareholder will have to hold Class B Shares for as long as an additional three months after the eighth anniversary of purchase before the shares will automatically convert into Consultant Class Shares.

       Class B Shares of a fund acquired through a reinvestment of distributions will convert to the corresponding Class A Shares of that fund (or, in the case of the Fund, Consultant Class Shares) pro-rata with Class B Shares of that fund not acquired through dividend reinvestment.

       All such automatic conversions of Class B Shares will constitute tax-free exchanges for federal income tax purposes.

LEVEL SALES CHARGE ALTERNATIVE - CLASS C SHARES
       Class C Shares may be purchased at net asset value without a front-end sales charge and, as a result, the full amount of the investor's purchase payment will be invested in Fund shares. The Distributor currently compensates dealers or brokers for selling Class C Shares at the time of purchase from its own assets. As discussed below, however, Class C Shares are subject to annual 12b-1 Plan expenses and, if redeemed within 12 months of purchase, a CDSC.

       Proceeds from the CDSC and the annual 12b-1 Plan fees are paid to the Distributor and others for providing distribution and related services, and bearing related expenses, in connection with the sale of Class C Shares. These payments support the compensation paid to dealers or brokers for selling Class C Shares. Payments to the Distributor and others under the Class C 12b-1 Plan may be in an amount equal to no more than 1.00% annually.

       Holders of Class C Shares exercising the exchange privilege described below will continue to be subject to the CDSC schedule for Class C Shares as described in this Part B. See Redemption and Exchange.

INVESTING BY MAIL
       Initial Purchases--An Investment Application or, in the case of a retirement account, an appropriate retirement plan application, must be completed, signed and sent with a check, payable to the specific Class selected, to Delaware Investments at 2005 Market Street, Philadelphia, PA 19103-7094.

       Subsequent Purchases--Additional purchases may be made at any time by mailing a check or other negotiable bank draft made payable to the specific Class desired. The account to which the subsequent purchase is to be credited should be identified by the name(s) of the registered owner(s) and by account number. An investment slip (similar to a deposit slip) is provided at the bottom of statements that you will receive from the Fund. Use of this investment slip can help to expedite processing of your check when making additional purchases. Your investment may be delayed if you send additional purchases by certified mail. The Fund and the Transfer Agent will not be responsible for inadvertent processing of post-dated checks or checks more than six months old.

       Direct Deposit Purchases by Mail--Shareholders of the Classes may authorize a third party, such as a bank or employer, to make investments directly to their Fund accounts. The Fund will accept these investments, such as bank-by-phone, annuity payments and payroll allotments, by mail directly from the third party. Investors should contact their employers or financial institutions who in turn should contact the Fund for proper instructions.

INVESTING BY WIRE
       Investors having an account with a bank that is a member or correspondent of a member of the Federal Reserve System may purchase shares by requesting their bank to transmit immediately available funds (Federal Funds) by wire to Bank of New York, ABA #021000018, account number 8900403748 (include the shareholder's name and Class account number in the wire).

       Initial Purchases--When making an initial investment by wire, you must first telephone the Fund at 800 523-1918 to advise of your action and to be assigned an account number. If you do not call first, it may not be possible to process your order promptly, although in all cases shares purchased will be priced at the close of business following receipt of Federal Funds. In addition, you must promptly send your Investment Application or, in the case of a retirement account, an appropriate retirement plan application, must be promptly forwarded to the specific Class desired, to Delaware Investments at 2005 Market Street, Philadelphia, PA 19103-7094.

       Subsequent Purchases--Additional investments may be made at any time through the wire procedure described above. The Fund must be immediately advised by telephone at 800 523-1918 of each transmission of funds by wire.

INVESTING BY EXCHANGE
         If you have an investment in another mutual fund in the Delaware Investments family, you may write and authorize an exchange of part or all of your investment into shares of a Fund. If you wish to open an account by exchange, call the Shareholder Service Center for more information. All exchanges are subject to the eligibility and minimum purchase requirements set forth in each fund's prospectus. See Redemption and Exchange for more complete information concerning your exchange privileges.

         Class B Shares and Class C Shares of the Fund and Class B Shares and Class C Shares of any other fund in the Delaware Investments family which offers such classes of shares may not be exchanged into Class A Shares or Consultant Class Shares. Holders of Class B Shares of the Fund are permitted to exchange all or a part of their Class B Shares only into Class B Shares of other funds in the Delaware Investments family. Similarly, holders of Class C Shares of the Fund are permitted to exchange all or a part of their Class C Shares only into Class C Shares of other funds in the Delaware Investments family. Class B Shares of the Fund and Class C Shares of the Fund acquired by exchange will continue to carry the CDSC and, in the case of Class B Shares, the automatic conversion schedule of the fund from which the exchange is made. The holding period of Class B Shares of the Fund acquired by exchange will be added to that of the shares that were exchanged for purposes of determining the time of the automatic conversion into Consultant Class Shares of the Fund.

         Permissible exchanges into Class B Shares or Class C Shares of the Fund will be made without the imposition of a CDSC by the fund from which the exchange is being made at the time of the exchange.

INVESTING BY ELECTRONIC FUND TRANSFER
       Direct Deposit Purchase Plan--Investors may arrange for the Fund to accept for investment, through an agent bank, preauthorized government or private recurring payments. This method of investment assures the timely credit to the shareholder's account of payments such as social security, veterans' pension or compensation benefits, federal salaries, Railroad Retirement benefits, private payroll checks, dividends, and disability or pension fund benefits. It also eliminates lost, stolen and delayed checks.

       Automatic Investing Plan--Shareholders may make regular automatic investments by authorizing, in advance, monthly or quarterly payments directly from their checking account for deposit into their Fund account. This type of investment will be handled in either of the following ways. (1) If the shareholder's bank is member of the National Automated Clearing House Association ("NACHA"), the amount of the investment will be electronically deducted from the shareholder's account by Electronic Fund Transfer ("EFT"). The shareholder's checking account will reflect a debit each month at a specified date although no check is required to initiate the transaction. (2) If the shareholder's bank is not a member of NACHA, deductions will be made by preauthorized checks, known as Depository Transfer Checks. Should the shareholder's bank become a member of NACHA in the future, his or her investments would be handled electronically through EFT.

       This option is not available to participants in the following plans:
SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans.

                                  *     *     *

       Initial investments under the Direct Deposit Purchase Plan and the Automatic Investing Plan must be for $250 or more and subsequent investments under such Plans must be for $25 or more. An investor wishing to take advantage of either service must complete an authorization form. Either service can be discontinued by the shareholder at any time without penalty by giving written notice.

       Payments to the Fund from the federal government or agencies on behalf of a shareholder may be credited to the shareholder's account after such payments should have been terminated by reason of death or otherwise. Any such payments are subject to reclamation by the federal government or its agencies. Similarly, under certain circumstances, investments from private sources may be subject to reclamation by the transmitting bank. In the event of a reclamation, the Fund may liquidate sufficient shares from a shareholder's account to reimburse the government or the private source. In the event there are insufficient shares in the shareholder's account, the shareholder is expected to reimburse the Fund.


12-MONTH REINVESTMENT PRIVILEGE FOR CLASS B SHARES
       Holders of Class B Shares of the Fund who redeem such shares have one year from the date of redemption to reinvest all or part of their redemption proceeds in the Class B Shares of the Fund or Class B Shares of any of the other funds in the Delaware Investments family. The amount of the CDSC previously charged on the redemption will be reimbursed by the Fund. The reinvestment will be subject to applicable eligibility and minimum purchase requirements and must be in states where shares of such other funds may be sold. The reinvestment privilege does not extend to a redemption of Class C Shares.

       Any such reinvestment cannot exceed the redemption proceeds (plus any amount necessary to purchase a full share). The reinvestment will be made at the net asset value next determined after receipt of remittance. The time that the previous investment was held will be included in determining any applicable CDSC due upon redemptions as well as the automatic conversion into Consultant Class Shares.

       A redemption and reinvestment of Class B Shares could have income tax consequences. Shareholders will receive from the Fund the amount of the CDSC paid at the time of redemption as part of the reinvested shares, which may be treated as a capital gain to the shareholder for tax purposes. It is recommended that a tax advisor be consulted with respect to such transactions.

       Any reinvestment directed to a fund in which the investor does not then have an account will be treated like all other initial purchases of the fund's shares. Consequently, an investor should obtain and read carefully the prospectus for the fund in which the investment is intended to be made before investing or sending money. The prospectus contains more complete information about the fund, including charges and expenses.

WHEN ORDERS ARE EFFECTIVE
       Transactions in money market instruments in which the Fund invests normally require same day settlement in Federal Funds. The Fund intends at all times to be as fully invested as possible in order to maximize its earnings. Thus, purchase orders will be executed at the net asset value next determined after their receipt by the Fund or certain other authorized persons (see Distribution and Service under Investment Management Agreement) only if the Fund has received payment in Federal Funds by wire. Dividends begin to accrue on the next business day. Thus, investments effective the day before a weekend or holiday will not accrue dividends for that period but will earn dividends on the next business day. If, however, the Fund is given prior notice of Federal Funds wire and an acceptable written guarantee of timely receipt from an investor satisfying the Fund's credit policies, the purchase will start earning dividends on the date the wire is received.

       If remitted in other than the foregoing manner, such as by money order or personal check, purchase orders will be executed as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern Time) on days when the Exchange is open, on the day on which the payment is converted into Federal Funds and is available for investment, normally one business day after receipt of payment. Conversion into Federal Funds may be delayed when the Fund receives (1) a check drawn on a nonmember bank of the Federal Reserve, (2) a check drawn on a foreign bank, (3) a check payable in a foreign currency, or
(4) a check requiring special handling. With respect to investments made other than by wire, the investor becomes a shareholder after declaration of the dividend on the day on which the order is effective.

       Information on how to procure a negotiable bank draft or to transmit Federal Funds by wire is available at any national bank or any state bank which is a member of the Federal Reserve System. Any commercial bank can transmit Federal Funds by wire. The bank may charge the shareholder for these services.

       If a shareholder has been credited with a purchase by a check which is subsequently returned unpaid for insufficient funds or for any other reason, the Fund will automatically redeem from the shareholder's account the amount credited by the check plus any dividends earned thereon.

PLANS UNDER RULE 12B-1 FOR CONSULTANT CLASS SHARES, CLASS B SHARES AND CLASS C SHARES
       Pursuant to Rule 12b-1 under the 1940 Act, the Fund has adopted a separate distribution plan under Rule 12b-1 for each of the Consultant Class Shares, Class B Shares and Class C Shares (the "Plans"). Each Plan permits the Fund to pay for certain distribution and promotional expenses related to marketing shares of only the Class to which the Plan applies.

       The Plans do not apply to the Fund's Class A Shares. Such shares are not included in calculating the Plans' fees, and the Plans are not used to assist in the distribution and marketing of Class A Shares. Holders of Class A Shares may not vote on matters affecting the Plans.

       The Plans permit the Fund, pursuant to the Distribution Agreement, to pay out of the assets of Consultant Class Shares, Class B Shares and Class C Shares, a monthly fee to the Distributor for its services and expenses in distributing and promoting sales of the shares of such Class. These expenses include, among other things, preparing and distributing advertisements, sales literature and prospectuses and reports used for sales purposes, compensating sales and marketing personnel, and paying distribution and maintenance fees to securities brokers and dealers who enter into agreements with the Distributor. Registered representatives of brokers, dealers or other entities, who have sold a specified level of funds in the Delaware Investments family having a 12b-1 Plan, are paid a continuing trail fee of 0.25% of the average daily net assets of Consultant Class Shares by the Distributor from 12b-1 payments of Consultant Class Shares for assets maintained in that Class. The 12b-1 Plan fees relating to Class B Shares and Class C Shares are also used to pay the Distributor for advancing commission costs to dealers with respect to the initial sales of such shares.

       In addition, the Fund may make payments out of the assets of Consultant Class Shares, Class B Shares and Class C Shares directly to other unaffiliated parties, such as banks, who either aid in the distribution of its shares of, or provide services to, such Classes.


       The maximum aggregate fee payable by the Fund under each respective Plan, and the Fund's Distribution Agreement, is on an annual basis up to 0.30% of the Consultant Class Shares' average daily net assets for the year, and up to 1.00% (0.25% of which are service fees to be paid by the Fund to the Distributor, dealers or others, for providing personal service and/or maintaining shareholder accounts) of each of the Class B Shares' and the Class C Shares' average daily net assets for the year. The Fund's Board of Trustees may reduce these amounts at any time. The Fund's Board of Trustees has set the current fee for Consultant Class Shares at 0.25% of average daily net assets. The Distributor has agreed to waive these fees to the extent the fee for any day exceeds the net investment income realized by Consultant Class Shares, Class B Shares or Class C Shares for such day.


       All of the distribution expenses incurred by the Distributor and others, such as broker/dealers, in excess of the amount paid on behalf of Consultant Class Shares, Class B Shares or Class C Shares would be borne by such persons without any reimbursement from that Class. Subject to seeking best price and execution, the Fund may, from time to time, buy or sell portfolio securities from or to firms, which receive payments under the Plans.

       From time to time, the Distributor may pay additional amounts from its own resources to dealers for aid in distribution or for aid in providing administrative services to shareholders.

       The Plans and the Distribution Agreement, as amended, have been approved by the Board of Trustees of the Fund, including a majority of the trustees who are not "interested persons" (as defined in the 1940 Act) of the Fund and who have no direct or indirect financial interest in the Plans, by vote cast in person at a meeting duly called for the purpose of voting on the Plans and the Distribution Agreement. Continuation of the Plans and the Distribution Agreement, as amended, must be approved annually by the Board of Trustees in the same manner as specified above.

       Each year, the trustees must determine whether continuation of the Plans is in the best interest of the shareholders of Consultant Class Shares, Class B Shares and Class C Shares, respectively, and that there is a reasonable likelihood of the Plan relating to a Class providing a benefit to that Class. The Plans and the Distribution Agreement, as amended, may be terminated at any time without penalty by a majority of those trustees who are not "interested persons" or by a majority vote of the outstanding voting securities of the relevant Class. Any amendment materially increasing the maximum percentage payable under the Plans must likewise be approved by a majority vote of the outstanding voting securities of the relevant Class, as well as a majority vote of those trustees who are not "interested persons." Class B Shares may vote on any proposal to increase materially the fees to be paid by the Fund under the Plan relating to Consultant Class Shares. Also, any other material amendment to the Plans must be approved by a majority vote of the trustees including a majority of the noninterested trustees of the Fund having no interest in the Plans. In addition, in order for the Plans to remain effective, the selection and nomination of trustees who are not "interested persons" of the Fund must be effected by the trustees who themselves are not "interested persons" and who have no direct or indirect financial interest in the Plans. Persons authorized to make payments under the Plans must provide written reports at least quarterly to the Board of Trustees for their review.

       For the fiscal year ended March 31, 2005, payments from Class B Shares, Class C Shares and Consultant Class Shares amounted to $107,978, $55,990 and $68,819, respectively. Such amounts were used for the following purposes:

-----------------------------------------------------------------------------------------------------------------
                                                            Class B               Class C       Consultant Class
-----------------------------------------------------------------------------------------------------------------
Advertising                                                       -                     -                      -
-----------------------------------------------------------------------------------------------------------------
Annual/Semi-Annual Reports                                        -                   $20                   $877
-----------------------------------------------------------------------------------------------------------------
Broker Trails                                               $53,828               $54,465                $65,727
-----------------------------------------------------------------------------------------------------------------
Broker Sales Charges                                        $54,150                $1,428                      -
-----------------------------------------------------------------------------------------------------------------
Dealer Service Expenses                                           -                     -                      -
-----------------------------------------------------------------------------------------------------------------
Interest on Broker Sales Charges                                  -                     -                      -
-----------------------------------------------------------------------------------------------------------------
Commissions to Wholesalers                                        -                     -                      -
-----------------------------------------------------------------------------------------------------------------
Promotional-Broker Meetings                                       -                     -                      -
-----------------------------------------------------------------------------------------------------------------
Promotional-Other                                                 -                   $77                 $1,606
-----------------------------------------------------------------------------------------------------------------
Prospectus Printing                                               -                     -                   $609
-----------------------------------------------------------------------------------------------------------------
Telephone                                                         -                     -                      -
-----------------------------------------------------------------------------------------------------------------
Wholesaler Expenses                                               -                     -                      -
-----------------------------------------------------------------------------------------------------------------
Other                                                             -                     -                      -
-----------------------------------------------------------------------------------------------------------------


REINVESTMENT OF DIVIDENDS IN OTHER DELAWARE INVESTMENTS FUNDS
         Subject to applicable eligibility and minimum initial purchase requirements and the limitations set forth below, shareholders may automatically reinvest dividends and/or distributions in any of the mutual funds in the Delaware Investments family, including the Fund, in states where its shares may be sold. Such investments will be at net asset value at the close of business on the reinvestment date without any front-end sales charge or service fee. The shareholder must notify the Transfer Agent in writing and must have established an account in the fund into which the dividends and/or distributions are to be invested. Any reinvestment directed to a fund in which the investor does not then have an account, will be treated like all other initial purchases of a fund's shares. Consequently, an investor should obtain and read carefully the prospectus for the fund in which the investment is intended to be made before investing or sending money. The prospectus contains more complete information about the fund, including charges and expenses.

         Dividends on Class A Shares and Consultant Class Shares may be reinvested in shares of any other mutual fund in the Delaware Investments family, other than Class B Shares and Class C Shares of the funds in the Delaware Investments family that offer such classes of shares. Dividends on Class B Shares may only be invested in Class B Shares of another fund in the Delaware Investments family that offers such a class of shares. Dividends on Class C Shares may only be invested in Class C Shares of another fund in the Delaware Investments family that offers such a class of shares.

         This option is not available to participants in the following plans:
SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans.

MONEYLINE (SM) ON DEMAND
         You or your investment dealer may request purchases of Fund shares by phone using MoneyLine (SM) On Demand. When you authorize the Fund to accept such requests from you or your investment dealer, funds will be withdrawn from (for share purchases) your predesignated bank account. Your request will be processed the same day if you call prior to 4 p.m., Eastern time. There is a $25 minimum and $50,000 maximum limit for MoneyLine (SM) On Demand transactions.

         It may take up to four business days for the transactions to be completed. You can initiate this service by completing an Account Services form. If your name and address are not identical to the name and address on your Fund account, you must have your signature guaranteed. The Fund does not charge a fee for this service; however, your bank may charge a fee.

WEALTH BUILDER OPTION
         Shareholders can use the Wealth Builder Option to invest in the Classes through regular liquidations of shares in their accounts in other mutual funds available from the Delaware Investments family. Shareholders of the Fund may elect to invest in one or more of the other mutual funds available from the Delaware Investments family through the Wealth Builder Option.

         Under this automatic exchange program, shareholders can authorize regular monthly investments (minimum of $100 per fund) to be liquidated from their account and invested automatically into other mutual funds available from the Delaware Investments family, subject to the conditions and limitations set forth in the Prospectuses and this Part B. The investment will be made on the 20th day of each month (or, if the fund selected is not open that day, the next business day) at the public offering price or net asset value, as applicable, of the fund selected on the date of investment. No investment will be made for any month if the value of the shareholder's account is less than the amount specified for investment.

         Periodic investment through the Wealth Builder Option does not insure profits or protect against losses in a declining market. The price of the fund into which investments are made could fluctuate. Since this program involves continuous investment regardless of such fluctuating value, investors selecting this option should consider their financial ability to continue to participate in the program through periods of low fund share prices. This program involves automatic exchanges between two or more fund accounts and is treated as a purchase of shares of the fund into which investments are made through the program. Shareholders can terminate their participation in Wealth Builder at any time by giving written notice to the fund from which exchanges are made.

         This option is not available to participants in the following plans:
SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans.

ACCOUNT STATEMENTS
         You will receive quarterly statements of your account summarizing all transactions during that period and will include the regular dividend information. However, in the case of Class A Shares and Consultant Class Shares, accounts in which there has been activity, other than a reinvestment of dividends, will receive a monthly statement confirming transactions for that period. In the case of Class B Shares and Class C Shares, accounts in which there has been activity will receive a confirmation after each transaction.

         Simple IRA participants will receive quarterly conformations of all such transactions that have taken place in the previous three-month period on their quarterly participant statement. Participants will still receive immediate confirmation when they invest in a fund for the first time or when they establish a new account. Participants may request confirmations of specific transactions prior to the end of the quarter by calling 800 523-1918.

ASSET PLANNER
         To invest in the funds in the Delaware Investments family using the Asset Planner asset allocation service, you should complete a Asset Planner Account Registration Form, which is available only from a financial advisor or investment dealer. Effective September 1, 1997, the Asset Planner Service is only available to financial advisors or investment dealers who have previously used this service. The Asset Planner service offers a choice of four predesigned asset allocation strategies (each with a different risk/reward profile) in predetermined percentages in Delaware Investments funds. With the help of a financial advisor, you may also design a customized asset allocation strategy.

         The sales charge on an investment through the Asset Planner service is determined by the individual sales charges of the underlying funds and their percentage allocation in the selected Strategy. Exchanges from existing Delaware Investments accounts into the Asset Planner service may be made at net asset value under the circumstances described under Investing by Exchange in the Prospectus and this Part B and the prospectus of each fund in the Delaware Investments family. The minimum initial investment per Strategy is $2,000; subsequent investments must be at least $100. Individual fund minimums do not apply to investments made using the Asset Planner service. Class A Shares, Class B Shares, Class C Shares and Consultant Class Shares are available through the Asset Planner service. Generally, only shares within the same class may be used within the same Strategy. However, Class A Shares of the Fund and of other funds available from Delaware Investments may be used in the same Strategy with the Fund's Consultant Class Shares and consultant class shares that are offered by certain other funds in the Delaware Investments family.

         An annual maintenance fee, currently $35 per Strategy, is due at the time of initial investment and by September 30 of each subsequent year. The fee, payable to Delaware Service Company, Inc. to defray extra costs associated with administering the Asset Planner service, will be deducted automatically from one of the funds within your Asset Planner account if not paid by September 30. However, effective November 1, 1996, the annual maintenance fee is waived until further notice. Investors who utilize the Asset Planner for an IRA will continue to pay an annual IRA fee of $15 per Social Security number. Investors will receive a customized quarterly Strategy Report summarizing all Asset Planner investment performance and account activity during the prior period. Confirmation statements will be sent following all transactions other than those involving a reinvestment of distributions.

         Certain shareholder services are not available to investors using the Asset Planner service, due to its special design. These include Delaphone, Checkwriting, Wealth Builder Option and Letter of Intention. Systematic Withdrawal Plans are available after the account has been open for two years.

RETIREMENT PLANS

         An investment in the Fund may be suitable for tax-deferred retirement plans. Delaware Investments offers a full spectrum of retirement plans, including a 401(k) Defined Contribution Plan, an Individual Retirement Account ("IRA") and the new Roth IRA and Coverdell Education Savings Account (formerly Educational IRA).

         Among the retirement plans that Delaware Investments offers, Class B Shares are available only for Individual Retirement Accounts, SIMPLE IRAs, Roth IRAs, Coverdell Education Savings Accounts, Simplified Employee Pension Plans, Salary Reduction Simplified Employee Pension Plans, 403(b)(7) Plans and 457 Deferred Compensation Plans. The CDSC may be waived on certain redemptions of Class B Shares and Class C Shares. See Waiver of Contingent Deferred Sales Charge - Class B Shares and Class C Shares under Redemption and Exchange for a list of the instances in which the CDSC is waived.

         Purchases of Class B Shares are subject to a maximum purchase limitation of $100,000 for retirement plans. Purchases of Class C Shares must be in an amount that is less than $1,000,000 for such plans. The maximum purchase limitations apply only to the initial purchase of shares by the retirement plan.

         For information concerning the applicability of a CDSC upon redemption of Class B Shares and Class C Shares, see Waiver of Contingent Deferred Sales Charge - Class B Shares and Class C Shares.

         Minimum investment limitations generally applicable to other investors do not apply to retirement plans other than IRAs, Roth IRAs and Coverdell Education Savings Accounts, for which there is a minimum initial purchase of $250 and a minimum subsequent purchase of $25, regardless of which Class is selected. Retirement plans may be subject to plan establishment fees, annual maintenance fees and/or other administrative or trustee fees. Fees are based upon the number of participants in the plan as well as the services selected. Additional information about fees is included in the retirement plan materials. Fees are quoted upon request. Annual maintenance fees may be shared by Delaware Management Trust Company, the Transfer Agent, other affiliates of the Manager and others that provide services to such Plans.

         Certain shareholder investment services available to non-retirement plan shareholders may not be available to retirement plan shareholders. For additional information on any of the Plans and Delaware's retirement services, call the Shareholder Service Center telephone number.

         IT IS ADVISABLE FOR AN INVESTOR CONSIDERING ANY ONE OF THE RETIREMENT PLANS DESCRIBED BELOW TO CONSULT WITH AN ATTORNEY, ACCOUNTANT OR A QUALIFIED RETIREMENT PLAN CONSULTANT. FOR FURTHER DETAILS, INCLUDING APPLICATIONS FOR ANY OF THESE PLANS, CONTACT YOUR INVESTMENT DEALER OR THE DISTRIBUTOR.

         Taxable distributions from the retirement plans described below may be subject to withholding.

         Please contact your investment dealer or the Distributor for the special application forms required for the Plans described below.

PROTOTYPE PROFIT SHARING OR MONEY PURCHASE PENSION PLANS
         Prototype Plans are available for self-employed individuals, partnerships, corporations and other eligible forms of organizations. These plans can be maintained as Section 401(k), profit sharing or money purchase pension plans. Contributions may be invested only in Class A Shares, Consultant Class Shares and Class C Shares.

INDIVIDUAL RETIREMENT ACCOUNT ("IRA")
         A document is available for an individual who wants to establish an IRA and make contributions which may be tax-deductible, even if the individual is already participating in an employer-sponsored retirement plan. Even if contributions are not deductible for tax purposes, as indicated below, earnings will be tax-deferred. In addition, an individual may make contributions on behalf of a spouse who has no compensation for the year; however, the deductibility of such contributions may be restricted based on certain income limits.

IRA DISCLOSURES
         The Taxpayer Relief Act of 1997 provides new opportunities for investors. Individuals have five types of tax-favored IRA accounts that can be utilized depending on the individual's circumstances. A new Roth IRA and Coverdell Education Savings Account are available in addition to the existing deductible IRA and non-deductible IRA.

DEDUCTIBLE AND NON-DEDUCTIBLE IRAS
         An individual can contribute up to $4,000 to his or her IRA each year through 2007. Contributions may or may not be deductible depending upon the taxpayer's adjusted gross income ("AGI"), not counting any IRA deduction, and whether the taxpayer is an active participant in an employer sponsored retirement plan.

         In June of 2001, The Economic Growth and Tax Relief Reconciliation Act of 2001 was signed into law and makes significant changes to the annual contribution limits. The current amount of $4,000 in 2005 will rise to $5,000 in 2008 with annual inflation adjustments thereafter. Individuals who have attained age 50 by the end of the calendar year will be eligible to make additional "catch-up" contributions of $500 for 2002 through 2005, and $1,000 beginning in 2006.

         The annual contribution limits through 2008 are as follows:

         ----------------------------------------------------------------------------------------------------
                  Calendar Year                    Under Age 50                     Age 50 and Above
         ----------------------------------------------------------------------------------------------------
                      2005                            $4,000                             $4,500
         ----------------------------------------------------------------------------------------------------
                    2006-2007                         $4,000                             $5,000
         ----------------------------------------------------------------------------------------------------
                      2008                            $5,000                             $6,000
         ----------------------------------------------------------------------------------------------------

         Even if a taxpayer is an active participant in an employer sponsored retirement plan, the full $4,000 in 2005 through 2007 and increased limits in subsequent years are still available if the taxpayer's AGI is not greater than $50,000 ($70,000 for taxpayers filing joint returns) for tax years beginning in 2005. A partial deduction is allowed for married couples with income greater than $70,000 and less than $80,000, and for single individuals with AGI greater than $50,000 and less than $60,000. These income phase-out limits are annually increased until they reach $80,000-$100,000 in 2007 for joint filers and $50,000-$60,000 in 2005 for single filers. No deductions are available for contributions to IRAs by taxpayers whose AGI exceeds the maximum income limit established for each year and who are active participants in an employer sponsored retirement plan.

         Taxpayers who are not allowed deductions on IRA contributions still can make non-deductible IRA contributions of as much as the annual contribution limits and defer taxes on interest or other earnings from the IRAs.

         Under the law, a married individual is not considered an active participant in an employer sponsored retirement plan merely because the individual's spouse is an active participant if the couple's combined AGI is not greater than $150,000. The maximum deductible IRA contribution for a married individual who is not an active participant, but whose spouse is, is phased out for combined AGI greater than $150,000 and less than $160,000.


CONDUIT (ROLLOVER) IRAS
         Certain individuals who have received or are about to receive eligible rollover distributions from an employer-sponsored retirement plan or another IRA may rollover the distribution tax-free to a Conduit IRA. The rollover of the eligible distribution must be completed by the 60th day after receipt of the distribution.

         A distribution qualifies as an "eligible rollover distribution" if it is made from a qualified retirement plan, a 403(b) plan or another IRA and does not constitute one of the following:

         (1) Substantially equal periodic payments over the employee's life or life expectancy or the joint lives or life expectancies of the employee and his/her designated beneficiary;

         (2) Substantially equal installment payments for a period certain of 10 or more years;

         (3) A distribution, all of which represents a required minimum distribution after attaining age 70 1/2;

         (4) A distribution due to a Qualified Domestic Relations Order to an alternate payee who is not the spouse (or former spouse) of the employee; and

         (5) A distribution of after-tax contributions which is not includable in income.


ROTH IRAS
         For taxable years beginning after December 31, 1997, non-deductible contributions of up to $4,000 each year in 2004 can be made to a Roth IRA, reduced by any contributions to a deductible or nondeductible IRA for the same year. The maximum contribution that can be made to a Roth IRA is phased out for single filers with AGI greater than $95,000 and less than $110,000, and for couples filing jointly with AGI greater than $150,000 and less than $160,000. Qualified distributions from a Roth IRA are exempt from federal taxes. Qualified distributions are distributions (1) made after the five-taxable year period beginning with the first taxable year for which a contribution was made to a Roth IRA and (2) that are (a) made on or after the date on which the individual attains age 59 1/2, (b) made to a beneficiary on or after the death of the individual, (c) attributable to the individual being disabled, or (d) for a qualified special purpose (e.g., first time homebuyer expenses).


         Distributions that are not qualified distributions are tax-free if the taxpayer is withdrawing contributions, not accumulated earnings.

         Taxpayers with AGI of $100,000 or less are eligible to convert an existing IRA (deductible, nondeductible and conduit) to a Roth IRA. Earnings and previously deducted contributions held in the IRA are subject to a tax upon conversion; however, no 10% additional tax for early withdrawal would apply.

COVERDELL EDUCATION SAVINGS ACCOUNTS
         For taxable years beginning after December 31, 1997, a Coverdell Education Savings Account (formerly Educational IRA) has been created exclusively for the purpose of paying qualified higher education expenses. Beginning in 2002, the annual contribution that can be made for each designated beneficiary has been increased to $2,000 and qualifying expenses will no longer be limited to those related to higher education.

         Elementary (including kindergarten) and secondary public, private or religious school tuition expenses will now qualify. The new law specifically permits as elementary and secondary school expenses academic tutoring; certain computer technology; and expenses for uniforms, transportation, and extended day programs.

          The $2000 annual limit was in addition to the annual contribution limit applicable to IRAs and Roth IRAs. Eligible contributions must be in cash and made prior to the date the beneficiary reaches age 18. Similar to the Roth IRA, earnings would accumulate tax-free. There is no requirement that the contributor be related to the beneficiary, and there is no limit on the number of beneficiaries for whom one contributor can establish Coverdell Education Savings Accounts. In addition, multiple Coverdell Education Savings Accounts can be created for the same beneficiary, however, the contribution limit of all contributions for a single beneficiary cannot exceed the annual limit.

         This $2,000 annual contribution limit for Coverdell Education Savings Accounts is phased out ratably for single contributors with modified AGI greater than $95,000 and less than $110,000, and for couples filing jointly with modified AGI of greater than $190,000 and less than $220,000. Individuals with modified AGI above the phase-out range are not allowed to make contributions to a Coverdell Education Savings Account established on behalf of any other individual.

         Distributions from a Coverdell Education Savings Account are excludable from gross income to the extent that the distribution does not exceed qualified higher education expenses incurred by the beneficiary during the year the distribution is made regardless of whether the beneficiary is enrolled at an eligible educational institution on a full-time, half-time, or less than half-time basis.


         Any balance remaining in a Coverdell Education Savings Account at the time a beneficiary becomes 30 years old must be distributed, and the earnings portion of such a distribution will be includable in gross income of the beneficiary and subject to an additional 10% tax if the distribution is not for qualified higher education expenses. Generally, tax-free transfers and rollovers of account balances from one Coverdell Education Savings Account benefiting one beneficiary to another Coverdell Education Savings Account benefiting a different beneficiary (as well as redesignations of the named beneficiary) are permitted, provided that the new beneficiary is a member of the family of the old beneficiary and that the transfer or rollover is made before the time the old beneficiary reaches age 30 and the new beneficiary reaches age 30.


GROUP IRAS OR GROUP ROTH IRAS

         A company or association may establish a Group IRA or Group Roth IRA for employees or members who want to purchase shares of the Fund.

         Investments generally must be held in the IRA until age 59 1/2 in order to avoid premature distribution taxes, but distributions must commence no later than April 1 of the calendar year following the year in which the participant reaches age 70 1/2. Distributions from the account (except for the pro-rata portion of any nondeductible contributions) are fully taxable as ordinary income in the year received. Excess contributions removed after the tax filing deadline, plus extensions, for the year in which the excess contributions were made are subject to a 6% excise tax on the amount of excess. Premature distributions (distributions made before age 59 1/2, except for death, disability and certain other limited circumstances) will be subject to a 10% additional tax on the amount prematurely distributed, in addition to the regular income tax resulting from the distribution.

         Effective January 1, 1997, the 10% premature distribution penalty will not apply to distributions from an IRA that are used to pay medical expenses in excess of 7.5% of adjusted gross income or to pay health insurance premiums by an individual who has received unemployment compensation for 12 consecutive weeks. In addition, effective January 1, 1998, the new law allows for premature distribution without a 10% additional tax if (i) the amounts are used to pay qualified higher education expenses (including graduate level courses) of the taxpayer, the taxpayer's spouse or any child or grandchild of the taxpayer or the taxpayer's spouse, or (ii) used within 120 days of the distribution to pay acquisition costs of a principal residence for the purchase of a first-time home by the taxpayer, taxpayer's spouse or any child or grandchild of the taxpayer or the taxpayer's spouse. A qualified first-time homebuyer is someone who has had no ownership interest in a principal residence during the past two years. The aggregate amount of distribution for first-time home purchases cannot exceed a lifetime cap of $10,000.

         Individuals are entitled to revoke the account, for any reason and without penalty, by mailing written notice of revocation to Delaware Management Trust Company within seven days after the receipt of the IRA Disclosure Statement or within seven days after the establishment of the IRA, except, if the IRA is established more than seven days after receipt of the IRA Disclosure Statement, the account may not be revoked.

SIMPLIFIED EMPLOYEE PENSION PLAN ("SEP/IRA")
         A SEP/IRA may be established by an employer who wishes to sponsor a tax-sheltered retirement program by making contributions on behalf of all eligible employees. Each of the Classes is available for investment by a SEP/IRA.

SALARY REDUCTION SIMPLIFIED EMPLOYEE PENSION PLAN ("SAR/SEP")
         Although new SAR/SEP plans may not be established after December 31, 1996, existing plans may continue to be maintained by employers having 25 or fewer employees. An employee may elect to make additional contributions to such existing plans.

PROTOTYPE 401(K) DEFINED CONTRIBUTION PLAN
         Section 401(k) of the Code permits employers to establish qualified plans based on salary deferral contributions. Effective January 1, 1997, non-governmental tax-exempt organizations as well as taxable entities may establish 401(k) plans. Plan documents are available to enable employers to establish a plan. An employer may also elect to make profit sharing contributions and/or matching contributions with investments in only Class A Shares, Consultant Class Shares and Class C Shares or certain other funds in the Delaware Investments family.

DEFERRED COMPENSATION PLAN FOR PUBLIC SCHOOLS AND NON-PROFIT ORGANIZATIONS ("403(B)(7)")
         Section 403(b)(7) of the Code permits public school systems and certain non-profit organizations to use mutual fund shares held in a custodial account to fund deferred compensation arrangements for their employees. A custodial account agreement is available for those employers who wish to purchase shares of any of the Classes in conjunction with such an arrangement.

DEFERRED COMPENSATION PLAN FOR STATE AND LOCAL GOVERNMENT EMPLOYEES ("457")
         Section 457 of the Code permits state and local governments, their agencies and certain other entities to establish a deferred compensation plan for their employees who wish to participate. This enables employees to defer a portion of their salaries and any federal (and possibly state) taxes thereon. Such plans may invest in shares of the Fund. Although investors may use their own plan, there is available a Delaware Investments 457 Deferred Compensation Plan. Interested investors should contact the Distributor or their investment dealers to obtain further information.

SIMPLE IRA
         A SIMPLE IRA combines many of the features of an IRA and a 401(k) Plan but is easier to administer than a typical 401(k) Plan. It requires employers to make contributions on behalf of their employees and also has a salary deferral feature that permits employees to defer a portion of their salary into the plan on a pre-tax basis. A SIMPLE IRA is available only to plan sponsors with 100 or fewer employees.

SIMPLE 401(K)
         A SIMPLE 401(k) is like a regular 401(k) except that it is available only to plan sponsors with 100 or fewer employees and, in exchange for mandatory plan sponsor contributions, discrimination testing is no longer required. Class B Shares are not available for purchase by such plans.


OFFERING PRICE

         The offering price of shares is the net asset value per share next to be determined after an order is received and becomes effective. There is no front-end sales charge.

         The purchase will be effected at the net asset value next computed after the receipt of Federal Funds provided they are received by the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m. Eastern Time) on days when the Exchange is open. The New York Stock Exchange is scheduled to be open Monday through Friday throughout the year except for New Year's Day, Martin Luther King, Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. When the New York Stock Exchange is closed, the Fund will generally be closed, pricing calculations will not be made and purchase and redemption orders will not be processed.

         An example showing how to calculate the net asset value per share is included in the Fund's financial statements which are incorporated by reference into this Part B.

         The investor becomes a shareholder at the close of and after declaration of the dividend on the day on which the order is effective. See Purchasing Shares. Dividends begin to accrue on the next business day. In the event of changes in SEC requirements or the Fund's change in time of closing, the Fund reserves the right to price at a different time, to price more often than once daily or to make the offering price effective at a different time.

         The Fund's net asset value per share is computed by adding the value of all securities and other assets in the portfolio, deducting any liabilities and dividing by the number of shares outstanding. Expenses and fees are accrued daily. In determining the Fund's total net assets, portfolio securities are valued at amortized cost.

         The Board of Trustees has adopted certain procedures to monitor and stabilize the price per share. Calculations are made each day to compare part of the Fund's value with the market value of instruments of similar character. At regular intervals all issues in the portfolio are valued at market value. Securities maturing in more than 60 days are valued more frequently by obtaining market quotations from market makers. The portfolio will also be valued by market makers at such other times as is felt appropriate. In the event that a deviation of more than 1/2 of 1% exists between the Fund's $1.00 per share offering and redemption prices and the net asset value calculated by reference to market quotations, or if there is any other deviation which the Board of Trustees believes would result in a material dilution to shareholders or purchasers, the Board of Trustees will promptly consider what action, if any, should be initiated, such as changing the price to more or less than $1.00 per share.

         Each Class of the Fund will bear, pro-rata, all of the common expenses of the Fund. The net asset values of all outstanding shares of each Class of the Fund will be computed on a pro-rata basis for each outstanding share based on the proportionate participation in the Fund represented by the value of shares of that Class. All income earned and expenses incurred by the Fund will be borne on a pro-rata basis by each outstanding share of a Class, based on each Class' percentage in the Fund represented by the value of shares of such Classes, except that Class A Shares will not incur any of the expenses under the Fund's 12b-1 Plans and Class B Shares, Class C Shares and Consultant Class Shares alone will bear the 12b-1 Plan expenses payable under their respective Plans. Due to the specific distribution expenses and other costs that will be allocable to each Class, the dividends paid to each Class of the Fund may vary. However, the net asset value per share of each Class is expected to be equivalent.

REDEMPTION AND EXCHANGE

         Any shareholder may require the Fund to redeem shares by sending a written request, signed by the record owner or owners exactly as the shares are registered, to the Fund at 2005 Market Street, Philadelphia, PA 19103-7094. In addition, certain expedited redemption methods described below are available when stock certificates have not been issued. If stock certificates have been issued for shares being redeemed, they must accompany the written request. For redemptions of $100,000 or less paid to the shareholder at the address of record, the request must be signed by all owners of the shares or the investment dealer of record, but a signature guarantee is not required. When the redemption is for more than $100,000, or if payment is made to someone else or to another address, signatures of all record owners and a signature guarantee are required. Each signature guarantee must be supplied by an eligible guarantor institution. The Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. The Fund may request further documentation from corporations, executors, retirement plans, administrators, trustees or guardians. The redemption price is the net asset value next calculated after receipt of the redemption request in good order. See Offering Price for time of calculation of net asset value.

         Your shares will be redeemed or exchanged at a price based on the net asset value next determined after the Fund receives your request in good order, subject, in the case of a redemption, to any applicable CDSC. For example, redemption or exchange requests received in good order after the time the offering price of shares are determined will be processed on the next business day. A shareholder submitting a redemption request may indicate that he or she wishes to receive redemption proceeds of a specific dollar amount. In the case of such a request, and in the case of certain redemptions from retirement plan accounts, the Fund will redeem the number of shares necessary to deduct the applicable CDSC in the case of Class B Shares and Class C Shares, and tender to the shareholder the requested amount, assuming the shareholder holds enough shares in his or her account for the redemption to be processed in this manner. Otherwise, the amount tendered to the shareholder upon redemption will be reduced by the amount of the applicable CDSC. Redemption proceeds will be distributed promptly, as described below, but not later than seven days after receipt of a redemption request.

         Except as noted below, for a redemption request to be in "good order," you must provide your account number, account registration, and the total number of shares or dollar amount of the transaction. For exchange requests, you must also provide the name of the fund in which you want to invest the proceeds. Exchange instructions and redemption requests must be signed by the record owner(s) exactly as the shares are registered. You may request a redemption or an exchange by calling the Shareholder Service Center at 800 523-1918. The Fund may suspend, terminate, or amend the terms of the exchange privilege upon 60 days' written notice to shareholders.

         In addition to redemption of Fund shares, the Distributor, acting as agent of the Fund, offers to repurchase Fund shares from broker/dealers acting on behalf of shareholders. The redemption or repurchase price, which may be more or less than the shareholder's cost, is the net asset value per share next determined after receipt of the request in good order by the Fund, its agent, or certain authorized persons, subject to applicable CDSC. This is computed and effective at the time the offering price and net asset value are determined. See Determining Offering Price and Net Asset Value. The Fund and the Distributor end their business days at 5 p.m., Eastern time. This offer is discretionary and may be completely withdrawn without further notice by the Distributor.

         Orders for the repurchase of Fund shares which are submitted to the Distributor prior to the close of its business day will be executed at the net asset value per share computed that day (subject to the applicable CDSC), if the repurchase order was received by the broker/dealer from the shareholder prior to the time the offering price and net asset value are determined on such day. The selling dealer has the responsibility of transmitting orders to the Distributor promptly. Such repurchase is then settled as an ordinary transaction with the broker/dealer (who may make a charge to the shareholder for this service) delivering the shares repurchased.

         Payment for shares redeemed will ordinarily be mailed the next business day, but in no case later than seven days, after receipt of a redemption request in good order by the Fund or certain other authorized persons (see Distribution and Service under Investment Management Agreement); provided, however, that each commitment to mail or wire redemption proceeds by a certain time, as described below, is modified by the qualifications described in the next paragraph.

         The Fund will process written and telephone redemption requests to the extent that the purchase orders for the shares being redeemed have already settled. The Fund will honor redemption requests as to shares for which a check was tendered as payment, but the Fund will not mail or wire the proceeds until it is reasonably satisfied that the purchase check has cleared, which may take up to 15 days from the purchase date. You can avoid this potential delay if you purchase shares by wiring Federal Funds. The Fund reserves the right to reject a written or telephone redemption request or delay payment of redemption proceeds if there has been a recent change to the shareholder's address of record. Dividends will continue to be earned until the redemption is processed. This potential delay can be avoided by making investments by wiring Federal Funds. If a shareholder redeems an entire account, all dividends accrued to the time of the withdrawal will be paid by separate check at the end of that particular monthly dividend period. Except for the applicable CDSC, and with respect to the expedited payment by wire for which there may be a bank wiring cost, there is no fee charged for redemptions or repurchases, but such fees could be charged at any time in the future.

         If a shareholder has been credited with a purchase by a check which is subsequently returned unpaid for insufficient funds or for any other reason, the Fund will automatically redeem from the shareholder's account the shares purchased by the check plus any dividends earned thereon. Shareholders may be responsible for any losses to the Fund or to the Distributor.

         In case of a suspension of the determination of the net asset value because the New York Stock Exchange is closed for other than weekends or holidays, or trading thereon is restricted or an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practical, or it is not reasonably practical for the Fund fairly to value its assets, or in the event that the SEC has provided for such suspension for the protection of shareholders, the Fund may postpone payment or suspend the right of redemption or repurchase. In such case, the shareholder may withdraw the request for redemption or leave it standing as a request for redemption at the net asset value next determined after the suspension has been terminated.

         Class B Shares are subject to a CDSC of: (i) 4.00% if shares are redeemed within one year of purchase (ii) 3.25% if shares are redeemed during the second year of purchase; (iii) 2.75% if shares are redeemed during the third year following purchase; (iv) 2.25% if shares are redeemed during the fourth or fifth year following purchase; (v) 1.50% if shares are redeemed during the sixth year following purchase; and (vi) 0% thereafter.

         Holders of Class B Shares or Class C Shares that exchange their shares ("Original Shares") for shares of other funds in the Delaware Investments (in each case, "New Shares") in a permitted exchange, will not be subject to a CDSC that might otherwise be due upon redemption of the Original Shares. However, such shareholders will continue to be subject to the CDSC and, in the case of Class B Shares, the automatic conversion schedule of the Original Shares as described in this Part B and any CDSC assessed upon redemption will be charged by the fund from which the Original Shares were exchanged. In an exchange of Class B Shares from the Fund, the Fund's CDSC schedule may be higher than the CDSC schedule relating to the New Shares acquired as a result of the exchange. For purposes of computing the CDSC that may be payable upon a disposition of the New Shares, the period of time that an investor held the Original Shares is added to the period of time that an investor held the New Shares. With respect to Class B Shares, the automatic conversion schedule of the Original Shares may be longer than that of the New Shares. Consequently, an investment in New Shares by exchange may subject an investor to the higher 12b-1 fees applicable to Class B Shares of the Fund for a longer period of time than if the investment in New Shares were made directly.

SMALL ACCOUNTS
         Before the Fund involuntarily redeems shares from an account that has remained below the minimum amounts required by the Prospectuses and this Part B, the shareholder will be notified in writing that the value of the shares in the account is less than the required minimum amounts and will be allowed 60 days from the date of notice to make an additional investment to meet the required minimum. If no such action is taken by the shareholder, the proceeds will be sent to the shareholder. Any redemption in an inactive account established with a minimum investment may trigger mandatory redemption. No CDSC will apply to redemptions described in this paragraph of Class B Shares and Class C Shares described above.

CHECKWRITING FEATURE
         Holders of Class A Shares and Consultant Class Shares holding shares for which certificates have not been issued may request on the investment application that they be provided with special forms of checks which may be issued to redeem their shares by drawing on the Delaware Group Cash Reserve account with the Fund's bank. Normally, it takes two weeks from the date the shareholder's initial purchase check clears to receive the first order of checks. The use of any form of check other than the Fund's check will not be permitted unless approved by the Fund. The Checkwriting Feature is not available for Class B Shares or Class C Shares of the Fund.

         (1) These redemption checks must be made payable in an amount of $500 or more.

         (2) Checks must be signed by the shareholder(s) of record or, in the case of an organization, by the authorized person(s). If registration is in more than one name, unless otherwise indicated on the investment application or your checkwriting authorization form, these checks must be signed by all owners before the Fund will honor them. Shareholders using redemption checks will continue to be entitled to distributions paid on those shares up to the time the checks are presented for payment.

         (3) If a shareholder who recently purchased shares by check seeks to redeem all or a portion of those shares through the Checkwriting Feature, the Fund will not honor the redemption request unless it is reasonably satisfied of the collection of the investment check. A hold period against a recent purchase may be up to but not in excess of 15 days, depending upon the origin of the investment check.

         (4) If the amount of the check is greater than the value of the shares held in the shareholder's account, the check will be returned and the shareholder's bank may charge a fee.

         (5) Checks may not be used to close accounts.

         The Fund reserves the right to revoke the Checkwriting Feature of shareholders who overdraw their accounts or if, in the opinion of management, such revocation is in the Fund's best interest.

         Shareholders will be subject to bank rules and regulations governing similar accounts. This service may be terminated or suspended at any time by the bank, the Fund or the Fund's Transfer Agent. The Fund and the Transfer Agent will not be responsible for the inadvertent processing of post-dated checks or checks more than six months old. Shareholders needing a copy of a redemption check can contact the Transfer Agent at 800 523-1918.

         Stop-Payment Requests--Investors may request a stop payment on checks by providing the Fund with a written authorization to do so. Oral requests will be accepted provided that the Fund promptly receives a written authorization. Such requests will remain in effect for six months unless renewed or canceled. The Fund will use its best efforts to effect stop-payment instructions, but does not promise or guarantee that such instructions will be effective.

                                    *  *  *

         The Fund has made available certain redemption privileges, as described below. The Fund reserves the right to suspend or terminate these expedited payment procedures upon 60 days' written notice to shareholders.

WRITTEN REDEMPTION
         You can write to the Fund at 2005 Market Street, Philadelphia, PA 19103-7094 to redeem some or all of your shares. The request must be signed by all owners of the account or your investment dealer of record. For redemptions of more than $100,000, or when the proceeds are not sent to the shareholder(s) at the address of record, the Fund requires a signature by all owners of the account and a signature guarantee for each owner. A signature guarantee can be obtained from a commercial bank, a trust company or a member of a Securities Transfer Association Medallion Program ("STAMP"). The Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. The Fund may require further documentation from corporations, executors, retirement plans, administrators, trustees or guardians.

         Payment is normally mailed the next business day after receipt of your redemption request. If your Class A Shares or Consultant Class Shares are in certificate form, the certificate(s) must accompany your request and also be in good order. Certificates are issued for Class A Shares and Consultant Class Shares only if a shareholder submits a specific request. Certificates are not issued for Class B Shares or Class C Shares.

WRITTEN EXCHANGE
         You may also write to the Fund (at 2005 Market Street, Philadelphia, PA 19103-7094) to request an exchange of any or all of your shares into another mutual fund in Delaware Investments, subject to the same conditions and limitations as other exchanges noted above.

TELEPHONE REDEMPTION AND EXCHANGE
         To get the added convenience of the telephone redemption and exchange methods, you must have the Transfer Agent hold your shares (without charge) for you. If you choose to have your Class A Shares in certificate form, you may redeem or exchange only by written request and you must return your certificates.

         The Telephone Redemption - Check to Your Address of Record service and the Telephone Exchange service, both of which are described below, are automatically provided unless you notify the Fund in which you have your account in writing that you do not wish to have such services available with respect to your account. The Fund reserves the right to modify, terminate or suspend these procedures upon 60 days' written notice to shareholders. It may be difficult to reach the Fund by telephone during periods when market or economic conditions lead to an unusually large volume of telephone requests.

         Neither the Fund nor its Transfer Agent is responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange of Fund shares which are reasonably believed to be genuine. With respect to such telephone transactions, the Fund will follow reasonable procedures to confirm that instructions communicated by telephone are genuine (including verification of a form of personal identification) as, if it does not, the Fund or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent transactions. Telephone instructions are generally tape recorded, and a written confirmation will be provided for all purchase, exchange and redemption transactions initiated by telephone. By exchanging shares by telephone, you are acknowledging prior receipt of a prospectus for the fund into which your shares are being exchanged.

TELEPHONE REDEMPTION--CHECK TO YOUR ADDRESS OF RECORD
         THE TELEPHONE REDEMPTION FEATURE IS A QUICK AND EASY METHOD TO REDEEM SHARES. You or your investment dealer of record can have redemption proceeds of $100,000 or less mailed to you at your address of record. Checks will be payable to the shareholder(s) of record. Payment is normally mailed the next business day after receipt of the redemption request. This service is only available to individual, joint and individual fiduciary-type accounts.

TELEPHONE REDEMPTION--PROCEEDS TO YOUR BANK
         Redemption proceeds of $1,000 or more can be transferred to your predesignated bank account by wire or by check. You should authorize this service when you open your account. If you change your predesignated bank account, you must complete an Authorization Form and have your signature guaranteed. For your protection, your authorization must be on file. If you request a wire, your funds will normally be sent the next business day. If the proceeds are wired to the shareholder's account at a bank which is not a member of the Federal Reserve System, there could be a delay in the crediting of the funds to the shareholder's bank account. A bank wire fee may be deducted from redemption proceeds. If you ask for a check, it will normally be mailed the next business day after receipt of your redemption request to your predesignated bank account. There are no separate fees for this redemption method, but the mail time may delay getting funds into your bank account. Simply call the Shareholder Service Center prior to the time the offering price and net asset value are determined, as noted above.

TELEPHONE EXCHANGE
         The Telephone Exchange feature is a convenient and efficient way to adjust your investment holdings as your liquidity requirements and investment objectives change. You or your investment dealer of record can exchange your shares into other funds in Delaware Investments under the same registration, subject to the same conditions and limitations as other exchanges noted above. As with the written exchange service, telephone exchanges are subject to the requirements of the Fund as described above. Telephone exchanges may be subject to limitations as to amounts or frequency.

         The telephone exchange privilege is intended as a convenience to shareholders and is not intended to be a vehicle to speculate on short-term swings in the securities market through frequent transactions in and out of the funds in the Delaware Investments family. Telephone exchanges may be subject to limitations as to amounts or frequency. The Transfer Agent and the Fund reserve the right to record exchange instructions received by telephone and to reject exchange requests at any time in the future.

MONEYLINE (SM) ON DEMAND
         You or your investment dealer may request redemptions of Fund shares by phone using MoneyLine (SM) On Demand. When you authorize the Fund to accept such requests from you or your investment dealer, funds will be deposited to (for share redemptions) your predesignated bank account. Your request will be processed the same day if you call prior to 4 p.m., Eastern time. There is a $25 minimum and $50,000 maximum limit for MoneyLine (SM) On Demand transactions.

         It may take up to four business days for the transactions to be completed. You can initiate this service by completing an Account Services form. If your name and address are not identical to the name and address on your Fund account, you must have your signature guaranteed. The Fund does not charge a fee for this service; however, your bank may charge a fee.

SYSTEMATIC WITHDRAWAL PLANS
         Shareholders of Class A Shares, Class B Shares and Class C Shares and Consultant Class Shares who own or purchase $5,000 or more of shares for which certificates have not been issued may establish a Systematic Withdrawal Plan for monthly withdrawals of $25 or more, or quarterly withdrawals of $75 or more, although the Fund does not recommend any specific amount of withdrawal. This $5,000 minimum does not apply for the Fund's prototype retirement plans. Shares purchased with the initial investment and through reinvestment of cash dividends and realized securities profits distributions will be credited to the shareholder's account and sufficient full and fractional shares will be redeemed at the net asset value calculated on the third business day preceding the mailing date.

         Checks are dated either the 1st or the 15th of the month, as selected by the shareholder (unless such date falls on a holiday or a weekend), and are normally mailed within two business days. Both ordinary income dividends and realized securities profits distributions will be automatically reinvested in additional shares of the Class at net asset value. This plan is not recommended for all investors and should be started only after careful consideration of its operation and effect upon the investor's savings and investment program. To the extent that withdrawal payments from the plan exceed any dividends and/or realized securities profits distributions paid on shares held under the plan, the withdrawal payments will represent a return of capital, and the share balance may in time be depleted, particularly in a declining market.

         The sale of shares for withdrawal payments constitutes a taxable event and a shareholder may incur a capital gain or loss for federal income tax purposes, although the Fund expects to maintain a fixed net asset value. If there were a gain or loss, it would be long-term or short-term depending on the holding period for the specific shares liquidated. Premature withdrawals from retirement plans may have adverse tax consequences.

         The CDSC for Class B Shares and Class C Shares redeemed via a Systematic Withdrawal Plan will be waived if the annual amount withdrawn in each year is less than 12% of the account balance on the date that the Plan is established. If the annual amount withdrawn in any year exceeds 12% of the account balance on the date that the Systematic Withdrawal Plan is established, all redemptions under the Plan will be subject to the applicable CDSC, including an assessment for previously redeemed amounts under the Plan. Whether a waiver of the CDSC is available or not, the first shares to be redeemed for each Systematic Withdrawal Plan payment will be those not subject to a contingent deferred sales charge because they have either satisfied the required holding period or were acquired through the reinvestment of distributions. See Waiver of Contingent Deferred Sales Charge - Class B Shares and Class C Shares, below.

         An investor wishing to start a Systematic Withdrawal Plan must complete an authorization form. If the recipient of Systematic Withdrawal Plan payments is other than the registered shareholder, the shareholder's signature on this authorization must be guaranteed. Each signature guarantee must be supplied by an eligible guarantor institution. The Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. This plan may be terminated by the shareholder or the Transfer Agent at any time by giving written notice.

         Systematic Withdrawal Plan payments are normally made by check. In the alternative, you may elect to have your payments transferred from your Fund account to your predesignated bank account through the MoneyLine (SM) Direct Deposit Service. Your funds will normally be credited to your bank account up to four business days after the payment date. There are no separate fees for this redemption method. It may take up to four business days for the transactions to be completed. You can initiate this service by completing an Account Services form. If your name and address are not identical to the name and address on your Fund account, you must have your signature guaranteed. The Fund does not charge a fee for any this service; however, your bank may charge a fee. This service is not available for retirement plans.

         Shareholders should consult with their financial advisors to determine whether a Systematic Withdrawal Plan would be suitable for them.

WAIVER OF CONTINGENT DEFERRED SALES CHARGE - CLASS B SHARES AND CLASS C SHARES
         The CDSC is waived on certain redemptions of Class B Shares in connection with the following redemptions: (i) redemptions that result from the Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; (ii) returns of excess contributions to an IRA, SIMPLE IRA, SEP/IRA or 403(b)(7) or 457 Deferred Compensation Plans; (iii) periodic distributions from an IRA, SIMPLE IRA, SAR/SEP, SEP/IRA, 403(b)(7) or 457 Deferred Compensation Plans due to death, disability and attainment of age 59 1/2, and IRA distributions qualifying under Section 72(t) of the Internal Revenue Code of 1986, as amended (the "Code"); and (iv) distributions from an account if the redemption results from the death of the registered owner, or a registered joint owner, of the account (in the case of accounts established under the Uniform Gifts to Minors or Uniform Transfers to Minors Acts or trust accounts, the waiver applies upon the death of all beneficial owners) or a total and permanent disability (as defined in Section 72 of the Code) of all registered owners occurring after the purchase of the shares being redeemed.

         The CDSC on Class C Shares is waived in connection with the following redemptions: (i) redemptions that result from the Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; (ii) returns of excess contributions to an IRA, SIMPLE IRA, 403(b)(7) or 457 Deferred Compensation Plan, Profit Sharing Plan, Money Purchase Pension Plan, or 401(k) Defined Contribution Plan; (iii) periodic distributions from a 403(b)(7) or 457 Deferred Compensation Plan upon attainment of age 59 1/2, Profit Sharing Plan, Money Purchase Pension Plan, 401(k) Defined Contribution Plans upon attainment of age 70 1/2, and IRA distributions qualifying under Section 72(t) of the Code;
(iv) distributions from a 403(b)(7) or 457 Deferred Compensation Plan, Profit Sharing Plan or 401(k) Defined Contribution Plan under hardship provisions of the plan; (v) distributions from a 403(b)(7) or 457 Deferred Compensation Plan, Profit Sharing Plan, Money Purchase Pension Plan or a 401(k) Defined Contribution Plan upon attainment of normal retirement age under the plan or upon separation from service; (vi) periodic distributions from an IRA or SIMPLE IRA on or after attainment of age 59 1/2; and (vii) distributions from an account if the redemption results from the death of the registered owner, or a registered joint owner, of the account (in the case of accounts established under the Uniform Gifts to Minors or Uniform Transfers to Minors Acts or trust accounts, the waiver applies upon the death of all beneficial owners) or a total and permanent disability (as defined in Section 72 of the Code) of all registered owners occurring after the purchase of the shares being redeemed.

         In addition, the CDSC will be waived on Class B Shares and Class C Shares redeemed in accordance with a Systematic Withdrawal Plan if the annual amount selected to be withdrawn in each year under the Plan is less than 12% of the account balance on the date that the Systematic Withdrawal Plan was established.


DIVIDENDS AND REALIZED SECURITIES PROFITS DISTRIBUTIONS

         The Fund declares a dividend of its net investment income on a daily basis to shareholders of record of each Class of Fund shares at the time of the previous calculation of the Fund's net asset value each day that the Fund is open for business. The amount of net investment income will be determined at the time the offering price and net asset value are determined and shall include investment income accrued, less the estimated expenses of the Fund incurred since the last determination of net asset value. Gross investment income consists principally of interest accrued and, where applicable, net pro-rata amortization of premiums and discounts since the last determination. The dividend declared, as noted above, will be deducted immediately before the net asset value calculation is made. See Offering Price. Net investment income earned on days when the Fund is not open will be declared as a dividend on the next business day.

         Each Class of shares of the Fund will share proportionately in the investment income and expenses of the Fund, except that Consultant Class Shares, Class B Shares and Class C Shares alone will incur distribution fees under their respective 12b-1 Plans. See Plans Under Rule 12b-1 for Consultant Class Shares, Class B Shares and Class C Shares under Purchasing Shares.

         Purchases of Fund shares by wire begin earning dividends when converted into Federal Funds and available for investment, normally the next business day after receipt. However, if the Fund is given prior notice of Federal Funds wire and an acceptable written guarantee of timely receipt from an investor satisfying the Fund's credit policies, the purchase will start earning dividends on the date the wire is received. Investors desiring to guarantee wire payments must have an acceptable financial condition and credit history in the sole discretion of the Fund. The Fund reserves the right to terminate this option at any time. Purchases by check earn dividends upon conversion to Federal Funds, normally one business day after receipt.

         Payment of dividends will be made monthly. Dividends are automatically reinvested in additional shares of the same Class of the Fund at the net asset value in effect on the payable date, which provides the effect of compounding dividends, unless the election to receive dividends in cash has been made. Payment by check of cash dividends will ordinarily be mailed within three business days after the payable date. Dividend payments of $1.00 or less will be automatically reinvested, notwithstanding a shareholder's election to receive dividends in cash. If such a shareholder's dividends increase to greater than $1.00, the shareholder would have to file a new election in order to begin receiving dividends in cash again. If a shareholder redeems an entire account, all dividends accrued to the time of the withdrawal will be paid by separate check at the end of that particular monthly dividend period, consistent with the payment and mailing schedule described above. Any check in payment of dividends or other distributions which cannot be delivered by the United States Post Office or which remains uncashed for a period of more than one year may be reinvested in the shareholder's account at the then-current net asset value and the dividend option may be changed from cash to reinvest. The Fund may deduct from a shareholder's account the costs of the Fund's effort to locate a shareholder if a shareholder's mail is returned by the United States Post Office or the Fund is otherwise unable to locate the shareholder or verify the shareholder's mailing address. These costs may include a percentage of the account when a search company charges a percentage fee in exchange for their location services. To the extent necessary to maintain a $1.00 per share net asset value, the Fund's Board of Trustees will consider temporarily reducing or suspending payment of daily dividends, or making a distribution of realized securities profits or other distributions at the time the net asset value per share has changed.

         Short-term realized securities profits or losses, if any, may be paid with the daily dividend. Any such profits not so paid will be distributed annually during the first quarter following the close of the fiscal year. See Account Statements under Purchasing Shares for the statement mailing of dividend information. Information as to the tax status of dividends will be provided annually.

         If you elect to take your dividends and distributions in cash and such dividends and distributions are in an amount of $25 or more, you may choose the MoneyLine (SM) Direct Deposit Service and have such payments transferred from your Fund account to your predesignated bank account. This service is not available for certain retirement plans. It may take up to four business days for the transactions to be completed. You can initiate this service by completing an Account Services form. If your name and address are not identical to the name and address on your Fund account, you must have your signature guaranteed. The Fund does not charge a fee for this service; however, your bank may charge a fee.

TAXES

         The Fund will inform its shareholders of the amount of their income dividends and capital gain distributions, and will advise them of their tax status for federal income tax purposes shortly after the close of each calendar year. If you have not owned your Fund shares for a full year, the Fund may designate and distribute to you, as ordinary income or capital gains, a percentage of income that may not be equal to the actual amount of each type of income earned during the period of your investment in the Fund. Distributions declared in December but paid in January are taxable to you as if paid in December.

         Redemptions and exchanges of Fund shares are taxable transactions for federal and state income tax purposes. If you redeem your Fund shares, or exchange them for shares of a different Delaware Investments fund, the IRS requires you to report any gain or loss on your redemption or exchange. If you hold your shares as a capital asset, any gain or loss that you realize is a capital gain or loss and is long-term or short-term, generally depending on how long you have owned your shares.

         Any loss incurred on the redemption or exchange of shares held for six months or less is treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by the Fund on those shares.

         All or a portion of any loss that you realize on the redemption of your Fund shares is disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules is added to you tax basis in the new shares.

         If you redeem some or all of your shares in the Fund, and then reinvest the redemption proceeds in the Fund or in another Delaware Investments fund within 90 days of buying the original shares, the sales charge that would otherwise apply to your reinvestment may be reduced or eliminated. In reporting any gain or loss on your redemption, all or a portion of the sales charge that you paid for your original shares in the Fund is excluded from your tax basis in the shares sold and added to your tax basis in the new shares.

         The Fund may invest in complex securities that may be subject to numerous special and complex tax rules. These rules could affect whether gain or loss recognized by the Fund is treated as ordinary or capital, or as interest or dividend income. These rules could also accelerate the recognition of income to a Fund (possibly causing the Fund to sell securities to raise the cash for necessary distributions) and/or defer the Fund's ability to recognize a loss, and, in limited cases, subject the Fund to U.S. federal income tax on income from certain foreign securities. These rules could therefore affect the amount, timing or character of the income distributed to you by the Fund.

INVESTMENT MANAGEMENT AGREEMENT

         The Manager, located at 2005 Market Street, Philadelphia, PA 19103-7094, furnishes investment management services to the Fund, subject to the supervision and direction of the Fund's Board of Trustees.


         On June 30, 2005, the Manager and its affiliates within Delaware Investments were managing in the aggregate of more than $95 billion in assets in various institutional or separately managed, investment company, and insurance accounts.

         Subject to the supervision and direction of the Board of Trustees, the Manager manages the Fund's portfolio in accordance with the Fund's stated investment objective and policy and makes and implements all investment decisions on behalf of the Fund.

         The Fund's Investment Management Agreement is dated December 15, 1999 and was approved by the initial shareholder on that date. The Agreement has an initial term of two years and may be renewed each year so long as such renewal and continuance are specifically approved at least annually by the Board of Trustees or by vote of a majority of the outstanding voting securities of the Fund, and only if the terms of and the renewal thereof have been approved by the vote of a majority of the trustees of the Fund, who are not parties thereto or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement is terminable without penalty on 60 days' notice by the trustees of the Fund or by the Manager. The Agreement will terminate automatically in the event of its assignment.

         The annual compensation paid by the Fund for investment management services is equal to 0.45% on the first $500 million of average daily net assets of the Fund, 0.40% on the next $500 million, 0.35% on the next $1,500 million and 0.30% on assets in excess of $2.5 billion. The Manager pays the Fund's rent and the salaries of all trustees, officers and employees of the Fund who are affiliated with the Manager.


         On March 31, 2005, the total net assets of the Fund were $483,873,174. Investment management fees paid by the Fund were $1,290,361 for the fiscal year ended March 31, 2003, $2,670,633 for the fiscal year ended March 31, 2004 and $1,159,889 for the fiscal year ended March 31, 2005.


         Except for those expenses borne by the Manager under the Investment Management Agreement and the Distributor under the Distribution Agreement, the Fund is responsible for all of its own expenses. Among others, these include the investment management fees; shareholder servicing, dividend disbursing, accounting services and transfer agent fees and costs; custodian expenses; federal and state securities registration fees; proxy costs; and the costs of preparing prospectuses and reports sent to shareholders


         The Fund has formally delegated to its investment adviser, Delaware Management Company (the "Adviser"), the ability to make all proxy voting decisions in relation to portfolio securities held by the Fund. If and when proxies need to be voted on behalf of the Fund, the Adviser will vote such proxies pursuant to its Proxy Voting Policies and Procedures (the "Procedures"). The Adviser has established a Proxy Voting Committee (the "Committee") which is responsible for overseeing the Adviser's proxy voting process for the Fund. One of the main responsibilities of the Committee is to review and approve the Procedures to ensure that the Procedures are designed to allow the Adviser to vote proxies in a manner consistent with the goal of voting in the best interests of the Fund.

         In order to facilitate the actual process of voting proxies, the Adviser has contracted with Institutional Shareholder Services ("ISS") to analyze proxy statements on behalf of the Fund and other Adviser clients and vote proxies generally in accordance with the Procedures. The Committee is responsible for overseeing ISS's proxy voting activities. If a proxy has been voted for the Fund, ISS will create a record of the vote. Beginning no later than August 31, 2004, information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) through the Fund's website at http://www.delawareinvestments.com; and (ii) on the Commission's website at http://www.sec.gov.

         The Procedures contain a general guideline that recommendations of company management on an issue (particularly routine issues) should be given a fair amount of weight in determining how proxy issues should be voted. However, the Adviser will normally vote against management's position when it runs counter to its specific Proxy Voting Guidelines (the "Guidelines"), and the Adviser will also vote against management's recommendation when it believes that such position is not in the best interests of the Fund. As stated above, the Procedures also list specific Guidelines on how to vote proxies on behalf of the Fund. Some examples of the Guidelines are as follows: (i) generally vote for shareholder proposals asking that a majority or more of directors be independent; (ii) generally vote against proposals to require a supermajority shareholder vote; (iii) generally vote for debt restructuring if it is expected that the company will file for bankruptcy if the transaction is not approved;
(iv) votes on mergers and acquisitions should be considered on a case-by-case basis, determining whether the transaction enhances shareholder value; (v) generally vote against proposals to create a new class of common stock with superior voting rights; (vi) generally vote for proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable; (vii) generally vote for management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms; (viii) votes with respect to management compensation plans are determined on a case-by-case basis; (ix) generally vote for reports on the level of greenhouse gas emissions from the company's operations and products; and (x) generally vote for proposals asking for a report on the feasibility of labeling products containing genetically modified ingredients.

         Because the Fund has delegated proxy voting to the Adviser, the Fund is not expected to encounter any conflict of interest issues regarding proxy voting and therefore does not have procedures regarding this matter. However, the Adviser does have a section in its Procedures that addresses the possibility of conflicts of interest. Most proxies which the Adviser receives on behalf of the Fund are voted by ISS in accordance with the Procedures. Because almost all Fund proxies are voted by ISS pursuant to the pre-determined Procedures, it normally will not be necessary for the Adviser to make an actual determination of how to vote a particular proxy, thereby largely eliminating conflicts of interest for the Adviser during the proxy voting process. In the very limited instances where the Adviser is considering voting a proxy contrary to ISS's recommendation, the Committee will first assess the issue to see if there is any possible conflict of interest involving the Adviser or affiliated persons of the Adviser. If a member of the Committee has actual knowledge of a conflict of interest, the Committee will normally use another independent third party to do additional research on the particular proxy issue in order to make a recommendation to the Committee on how to vote the proxy in the best interests of the Fund. The Committee will then review the proxy voting materials and recommendation provided by ISS and the independent third party to determine how to vote the issue in a manner which the Committee believes is consistent with the Procedures and in the best interests of the Fund.


DISTRIBUTION AND SERVICE
         The Distributor, Delaware Distributors, L.P., located at 2005 Market Street, Philadelphia, PA 19103-7094, serves as the national distributor of Fund shares under a Distribution Agreement dated April 19, 2001. The Distributor is an affiliate of the Manager and bears all of the costs of promotion and distribution, except for payments by the Fund on behalf of Consultant Class Shares, Class B Shares and Class C Shares under their respective 12b-1 Plans. Delaware Distributors, L.P. is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc.

         Lincoln Financial Distributors, Inc. ("LFD"), an affiliate of the Manager, serves as the Fund's financial intermediary distributor pursuant to the Second Amended and Restated Financial Intermediary Distribution Agreement with the Distributor dated August 21, 2003. LFD is primarily responsible for promoting the sale of Fund shares through broker/dealers, financial advisors and other financial intermediaries (collectively, "Financial Intermediaries"). The address of LFD is 2001 Market Street, Philadelphia, PA 19103-7055.

         The Distributor pays LFD a continuing fee at the annual rate of .04% of the average daily net assets of shares of the Delaware Investments retail funds outstanding and beneficially owned by shareholders through Financial Intermediaries.

                  The fees associated with LFD's services to the Fund are borne exclusively by the Distributor and not by the Fund.

         The Transfer Agent, Delaware Service Company, Inc., another affiliate of the Manager located at 2005 Market Street, Philadelphia, PA 19103-7094, serves as the Fund's shareholder servicing, dividend disbursing and transfer agent pursuant to a Shareholder Services Agreement dated December 15, 1999. The Transfer Agent also provides accounting services to the Fund pursuant to the terms of a separate Fund Accounting Agreement. The Transfer Agent is also an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc.

         The Fund has authorized one or more brokers to accept on its behalf purchase and redemption orders in addition to the Transfer Agent. Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the behalf of the Fund. For purposes of pricing, the Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order. Investors may be charged a fee when effecting transactions through a broker or agent.


OFFICERS AND TRUSTEES

         The business and affairs of the Fund are managed under the direction of its Board of Trustees.


         Certain officers and trustees of the Fund hold identical positions in each of the other funds in the Delaware Investments family. On June 30, 2005, the Fund's officers and trustees owned less than 1% of the outstanding shares of each Class.

         As of June 30, 2005, the Fund believes that no accounts held 5% or more of record of Class A, Class B or Class C. As of April 30, 2004 the following account held over 5% of the outstanding shares of Delaware Cash Reserve Fund Consultant Class:

----------------------------------------------------------------------------------------------------------------------------
CLASS                           NAME AND ADDRESS OF ACCOUNT                             SHARE AMOUNT             PERCENTAGE
-----                           ---------------------------                             ------------             ----------
----------------------------------------------------------------------------------------------------------------------------
Delaware Cash Reserve Fund      MCB Trust Services Trustee FBO                         2,090,161.790                 10.62%
Consultant Class                Four Queens Inc Ret/Svgs Plan
                                700 17th Street, Suite 300
                                Denver, CO 80202-3531
----------------------------------------------------------------------------------------------------------------------------

         DMH Corp., Delaware Investments U.S., Inc., Delaware Management Business Trust, Delaware Management Company, Inc., Delaware Management Company (a series of Delaware Management Business Trust), Delaware Investment Advisers (a series of Delaware Management Business Trust), Delaware Lincoln Cash Management (a series of Delaware Management Business Trust), Delaware Capital Management (a series of Delaware Management Business Trust), Delaware Distributors, L.P., Delaware Distributors, Inc., Delaware Service Company, Inc., Delaware Management Trust Company, Delaware General Management, Inc. and Retirement Financial Services, Inc. are direct or indirect, wholly owned subsidiaries of Delaware Management Holdings, Inc. ("DMH"). DMH, is an indirect, wholly owned subsidiary, and is subject to the ultimate control, of Lincoln National Corporation. Lincoln National Corporation, with headquarters in Philadelphia, Pennsylvania, is a diversified organization with operations in many aspects of the financial services industry, including insurance and investment management.

        Certain officers and trustees of Cash Reserve hold identical positions in each of the other funds in the Delaware Investments family. Trustees and principal officers of Cash Reserve are noted below along with their ages and their business experience for the past five years. Unless otherwise noted, the address of each officer and trustee is 2005 Market Street, Philadelphia, PA 19103-7094.

                                                                                                 NUMBER OF              OTHER
                                                                                             PORTFOLIOS IN FUND     DIRECTORSHIPS
                                                                                              COMPLEX OVERSEEN        HELD BY
NAME, ADDRESS AND      POSITION(S) HELD         LENGTH OF TIME    PRINCIPAL OCCUPATION(S)     BY TRUSTEE/DIRECTOR  TRUSTEE/DIRECTOR
BIRTHDATE                 WITH FUND(S)              SERVED           DURING PAST 5 YEARS         OR OFFICER           OR OFFICER
---------------------- ------------------- -------------------- --------------------------- ------------------- --------------------
INTERESTED TRUSTEE
JUDE T. DRISCOLL(2)        Chairman,        5 Years - Executive   Since August 2000, Mr.           86                   None
2005 Market Street      President, Chief          Officer         Driscoll has served in
 Philadelphia, PA       Executive Officer                            various executive
   19103                 and Trustee        1 Year - Trustee    capacities at different
                                                                    times at Delaware
March 10, 1963                                                        Investments(1)

                                                                Senior Vice President and
                                                                 Director of Fixed-Income
                                                                Process - Conseco Capital
                                                                        Management
                                                                 (June 1998 - August 2000)

INDEPENDENT TRUSTEES
 THOMAS L. BENNETT          Trustee               Since             Private Investor -             86                   None
2005 Market Street                            March 23, 2005      (March 2004 - Present)
 Philadelphia, PA
    19103                                                          Investment Manager -
                                                                   Morgan Stanley & Co.
October 4, 1947                                                (January 1984 - March 2004)

   JOHN A. FRY              Trustee              4 Years         President - Franklin &            86          Director - Community
2005 Market Street                                                   Marshall College                              Health Systems
 Philadelphia, PA                                                 (June 2002 - Present)
     19103
                                                                 Executive Vice President
May 28, 1960                                                         - University of
                                                                       Pennsylvania
                                                                 (April 1995 - June 2002)

 ANTHONY D. KNERR           Trustee              12 Years       Founder/Managing Director          86                   None
2005 Market Street                                                  - Anthony Knerr &
 Philadelphia, PA                                                  Associates (Strategic
      19103                                                              Consulting)
                                                                      (1990 - Present)
December 7, 1938

LUCINDA S. LANDRETH         Trustee               Since         Chief Investment Officer -         86                   None
 2005 Market Street                           March 23, 2005        Assurant, Inc.
Philadelphia, PA                                                     (Insurance)
    19103                                                           (2002 - 2004)

June 24, 1947

  ANN R. LEVEN              Trustee              16 Years         Treasurer/Chief Fiscal           86            Director and Audit
2005 Market Street                                                  Officer - National                                Committee
 Philadelphia, PA                                                     Gallery of Art                                Chairperson -
    19103                                                             (1994 - 1999)                                  Andy Warhol
                                                                                                                     Foundation
November 1, 1940
                                                                                                                  Director and Audit
                                                                                                                  Committee Member -
                                                                                                                    Systemax Inc.


                                                                                                 NUMBER OF               OTHER
                                                                                             PORTFOLIOS IN FUND      DIRECTORSHIPS
                                                                                              COMPLEX OVERSEEN         HELD BY
NAME, ADDRESS AND       POSITION(S) HELD      LENGTH OF TIME    PRINCIPAL OCCUPATION(S)     BY TRUSTEE/DIRECTOR    TRUSTEE/DIRECTOR
BIRTHDATE                WITH FUND(S)             SERVED          DURING PAST 5 YEARS            OR OFFICER           OR OFFICER
---------------------- ------------------- -------------------- --------------------------- ------------------- --------------------
INDEPENDENT TRUSTEES (continued)

THOMAS F. MADISON            Trustee              11 Years       President/Chief Executive           86              Director -
2005 Market Street                                                Officer - MLM Partners,                           Banner Health
 Philadelphia, PA                                                  Inc. (Small Business
     19103                                                       Investing and Consulting)                      Director and Audit
                                                                 (January 1993 - Present)                       Committee Member -
February 25, 1936                                                                                               Center Point Energy

                                                                                                                 Director and Audit
                                                                                                                 Committee Member -
                                                                                                                 Digital River Inc.

                                                                                                                 Director and Audit
                                                                                                                 Committee Member -
                                                                                                                 Rimage Corporation

                                                                                                                     Director -
                                                                                                                 Valmont Industries
                                                                                                                        Inc.


 JANET L. YEOMANS            Trustee             6 Years         Vice President/Mergers &            86                   None
2005 Market Street                                                      Acquisitions -
 Philadelphia, PA                                                      3M Corporation
     19103                                                        (January 2003 - Present)

 July 31, 1948                                                      Ms. Yeomans has held
                                                                     various management
                                                                positions at 3M Corporation
                                                                        since 1983.

J. RICHARD ZECHER            Trustee              Since                  Founder -                   86           Director and Audit
2005 Market Street                            March 23, 2005         Investor Analytics                           Committee Member -
 Philadelphia, PA                                                    (Risk Management)                           Investor Analytics
      10103                                                         (May 1999 - Present)
                                                                                                                  Director and Audit
July 3, 1940                                                                                                      Committee Member -
                                                                                                                    Oxigene, Inc.

OFFICERS

 MICHAEL P. BISHOF         Senior Vice       Chief Financial      Mr. Bishof has served in           86                   None(3)
2005 Market Street        President and       Officer since     various executive capacities
Philadelphia, PA         Chief Financial    February 17, 2005     at different times at
    19103                    Officer                               Delaware Investments

 August 18, 1962

RICHELLE S. MAESTRO      Executive Vice          2 Years          Ms. Maestro has served in          86                   None(3)
2005 Market Street      President, Chief                        various executive capacities
 Philadelphia, PA      Legal Officer and                          at different times at
     19103                 Secretary                                Delaware Investments

November 26, 1957

 JOHN J. O'CONNOR          Senior Vice        Treasurer since     Mr. O'Connor has served in         86                   None(3)
2005 Market Street        President and      February 17, 2005   various executive capacities
 Philadelphia, PA           Treasurer                               at different times at
     19103                                                          Delaware Investments

June 16, 1957

--------------------------------------------------------------------------------

(1) Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Fund's investment advisor, principal underwriter and its transfer agent.

(2) Mr. Driscoll is considered to be an "Interested Trustee" because he is an executive officer of the Fund's manager and distributor.
(3) Mr. Bishof, Ms. Maestro and Mr. O'Connor also serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter and transfer agent as the registrant.

--------------------------------------------------------------------------------

Following is additional information regarding investment professionals affiliated with the Fund.


NAME, ADDRESS AND BIRTHDATE      POSITION(S) HELD WITH THE FUND       LENGTH OF TIME SERVED    PRINCIPAL OCCUPATION(S) DURING
                                                                                                      PAST 5 YEARS
----------------------------------------------------------------------------------------------------------------------------------
Cynthia Isom                      Vice President and Portfolio              19 Years             Ms. Isom has served in various
2005 Market Street                           Manager                                            capacities at different times at
Philadelphia, PA 19103                                                                                Delaware Investments

January 23, 1954



         The following table shows each Trustee's ownership of shares of the Fund and of all Delaware Investments funds as of December 31, 2004.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL
                                DOLLAR RANGE OF EQUITY SECURITIES IN THE        REGISTERED INVESTMENT COMPANIES OVERSEEN BY TRUSTEE
NAME                                              FUND                                    IN FAMILY OF INVESTMENT COMPANIES
------------------------------------------------------------------------------------------------------------------------------------
Jude T. Driscoll                                  None                                                Over $100,000
------------------------------------------------------------------------------------------------------------------------------------
Walter P. Babich(1)                         $10,001 - $50,000                                         Over $100,000
------------------------------------------------------------------------------------------------------------------------------------
Thomas L. Bennett(2)                              None                                                    None
------------------------------------------------------------------------------------------------------------------------------------
John H. Durham(1)                           $10,001 - $50,000                                         Over $100,000
------------------------------------------------------------------------------------------------------------------------------------
John A. Fry                                      None(3)                                              Over $100,000
------------------------------------------------------------------------------------------------------------------------------------
Anthony D. Knerr                                  None                                              $10,001 - $50,000
------------------------------------------------------------------------------------------------------------------------------------
Lucinda S. Landreth(2)                            None                                                    None
------------------------------------------------------------------------------------------------------------------------------------
Ann R. Leven                                      None                                                Over $100,000
------------------------------------------------------------------------------------------------------------------------------------
Thomas F. Madison                                 None                                              $10,001 - $50,000
------------------------------------------------------------------------------------------------------------------------------------
Janet L. Yeomans                                  None                                             $50,001 - $100,000
------------------------------------------------------------------------------------------------------------------------------------
J. Richard Zecher(2)                              None                                                     None
------------------------------------------------------------------------------------------------------------------------------------

(1)   Trustee retired from the Board on March 22, 2005.
(2) Trustee elected to the Board on March 23, 2005; information provided as of that date.
(3) As of December 31, 2004, John A. Fry held assets in a 529 Plan account. Under the terms of the Plan, a portion of the assets held in the Plan may be invested in the Funds. Mr. Fry held no shares if the Funds outside of the Plan as of December 31, 2004.

      The following is a compensation table listing for each trustee entitled to receive compensation, the aggregate compensation received from the Fund and the total compensation received from all investment companies in the Delaware Investments family for which he or she serves as a trustee or director for the fiscal year ended March 31, 2005 and an estimate of annual benefits to be received upon retirement under the Delaware Group Retirement Plan for Trustees/Directors as of March 31, 2005. Only the independent trustees of the Fund receive compensation from the Fund.

         The following is a compensation table listing for each trustee entitled to receive compensation, the aggregate compensation received from the Trust and the total compensation received from all investment companies in the Delaware Investments family for which he or she serves as a trustee or director for the fiscal year ended April 30, 2005 and an estimate of annual benefits to be received upon retirement under the Delaware Group Retirement Plan for Trustees/Directors as of April 30, 2005. Only the independent trustees of the Trust receive compensation from the Fund.

---------------------------------------------------------------------------------------------------------------------------------
                                 AGGREGATE
                             COMPENSATION FROM    PENSION OR RETIREMENT      ESTIMATED ANNUAL      TOTAL COMPENSATION FROM THE
                            DELAWARE GROUP CASH    BENEFITS ACCRUED AS        BENEFITS UPON          INVESTMENT COMPANIES IN
NAME(3)                          RESERVE          PART OF FUND EXPENSES       RETIREMENT(1)          DELAWARE INVESTMENTS(2)
---------------------------------------------------------------------------------------------------------------------------------
Thomas L. Bennett                    NA                    none                  $70,000                        NA
---------------------------------------------------------------------------------------------------------------------------------
John A. Fry                        $3,085                  none                  $70,000                     $105,597
---------------------------------------------------------------------------------------------------------------------------------
Anthony D. Knerr                   $3,776                  none                  $70,000                     $134,615
---------------------------------------------------------------------------------------------------------------------------------
Lucinda S. Landreth                  NA                    none                  $70,000                        NA
---------------------------------------------------------------------------------------------------------------------------------
Ann R. Leven                       $3,650                  none                  $70,000                     $130,624
---------------------------------------------------------------------------------------------------------------------------------
Thomas F. Madison                  $3,420                  none                  $70,000                     $122,290
---------------------------------------------------------------------------------------------------------------------------------
Janet L. Yeomans                   $3,420                  none                  $70,000                     $122,290
---------------------------------------------------------------------------------------------------------------------------------
J. Richard Zecher                    NA                    none                  $70,000                        NA
---------------------------------------------------------------------------------------------------------------------------------

(1) Under the terms of the Delaware Investments Retirement Plan for Trustees/Directors, each disinterested Trustee/Director who, at the time of his or her retirement from the Board, has attained the age of 70 and served on the Board for at least five continuous years, is entitled to receive payments from each investment company in the Delaware Investments family for which he or she serves as Trustee/Director for a period equal to the lesser of the number of years that such person served as a Trustee/Director or the remainder of such person's life. The amount of such payments will be equal, on an annual basis, to the amount of the annual retainer that is paid to trustees/directors of each investment company at the time of such person's retirement. If an eligible Trustee/Director retired as of March 31, 2005, he or she would be entitled to annual payments totaling the amounts noted above, in the aggregate, from all of the investment companies in the Delaware Investments family for which he or she serves as a trustee or director, based on the number of investment companies in the Delaware Investments family as of that date.
(2) Each independent Trustee/Director currently receives a total annual retainer fee of $70,000 for serving as a Trustee/Director for all 32 investment companies in Delaware Investments, plus $5,000 for each Board Meeting attended. The following compensation is in the aggregate from all investment companies in the complex. Members of the audit committee receive additional compensation of $2,500 for each meeting. Members of the nominating committee receive additional compensation of $1,700 for each meeting. In addition, the chairpersons of the audit and nominating committees each receive an annual retainer of $10,000 and $1,500, respectively. The Coordinating Trustee/Director of the Delaware Investments funds receives an additional retainer of $25,000.

(3) Walter P. Babich and John H. Durham retired from the Board of Trustees of Delaware Group Cash Reserve and each of the 32 investment companies in the Delaware Investments family on March 22, 2005. Thomas L. Bennett, Lucinda
      S. Landreth and J. Richard Zecher joined the Board of Trustees/Directors of the 32 investment companies in the Delaware Investments family on March 23, 2005.

         The Board of Trustees has the following committees:


         Audit Committee: This committee monitors accounting and financial reporting policies and practices, and internal controls for the Delaware Investments funds. It also oversees the quality and objectivity of the Delaware Investments funds' financial statements and the independent audit thereof, and acts as a liaison between the Delaware Investments funds' independent registered public accounting firm and the full Board of Trustees. Three independent trustees comprise the committee. The Audit Committee held five meetings during the Fund's last fiscal year.

         Nominating Committee: This committee recommends Board members, fills vacancies and considers the qualifications of Board members. The committee also monitors the performance of counsel for independent trustees. Three independent trustees and one interested trustee serve on the committee. The Nominating Committee held 13 meetings during the Fund's last fiscal year.

         Independent Trustee Committee: This committee develops and recommends to the Board a set of corporate governance principles and oversees the evaluation of the Board, its committees and its activities. The Independent Trustee Committee of the Fund currently consists of the following eight independent Trustees/Directors: Thomas L. Bennett, John A. Fry, Anthony D. Knerr, Lucinda S. Landreth, Ann R. Leven, Thomas F. Madison, Jan L. Yeomans and
J. Richard Zecher.The Independent Trustee Committee held five meetings during the Trust's last fiscal year.


GENERAL INFORMATION

         The Fund is an open-end management investment company. The Fund's portfolio of assets is diversified as defined by the Investment Company Act of 1940 (the "1940 Act") and Rule 2a-7 under the 1940 Act. The Fund was created in 1977, organized as a Pennsylvania business trust in 1983, and reorganized as a Maryland corporation in 1990 and as a Delaware business trust in 1999.


         The Manager is the investment manager of the Fund. The Manager also provides investment management services to certain of the other funds available from the Delaware Investments family. The Manager also manages investment options in variable insurance and annuity products and for institutional investors. Such options range from domestic equity funds, international equity and bond funds to domestic fixed income funds. These investment options may utilize investment strategies and disciplines that are the same as or similar to one of the retail Delaware Investments mutual funds. See Delaware VIP Trust and Delaware Pooled Trust in Appendix B. The Manager, through a separate division, also manages private investment accounts. While investment decisions of the Fund are made independently from those of the other funds and accounts, investment decisions for such other funds and accounts may be made at the same time as investment decisions of the Fund.

         The Fund's Board of Trustees is responsible for overseeing the performance of the Fund's investment advisor and determining whether to approve and/or renew the Fund's investment management agreements. When the Board considers whether to renew an investment management agreement, it considers various factors that include:

      o The nature, extent and quality of the services provided by the investment advisor.

      o The investment performance of the fund's assets managed by the investment advisor.

      o The fair market value of the services provided by the investment advisor.

      o Comparative analysis of expense ratios of, and advisory fees paid by, similar funds.

      o The extent to which the investment advisor has realized or will realize economies of scale as the fund grows.

      o Other benefits accruing to the investment advisor or its affiliates from its relationship with the fund.

      o The investment advisor's management of the operating expenses of the fund, such as transaction costs, including how portfolio transactions for the fund are conducted and brokers are chosen.

         At a meeting held on May 18-19, 2005 (the "Annual Meeting"), the Board of Trustees, including a majority of non-interested or independent Trustees approved the renewal of the Investment Advisory Agreement for the Delaware Cash Reserve Fund (the "Fund"). In making its decision, the Board took into consideration information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the Annual Meeting. Information furnished and discussed throughout the year included reports detailing Fund performance, investment strategies and expenses. Information furnished specifically in connection with the Annual Meeting included materials provided by Delaware Investments concerning the level of services provided to the Fund, the costs of such services to the Fund, economies of scale and the profitability of Delaware Investments. In addition, in connection with the Annual Meeting, the Board separately received and reviewed independent historical and comparative reports prepared by Lipper Financial Services ("Lipper"), an independent organization. The Lipper reports compared the Fund's investment performance and expenses with those of other comparable mutual funds.

         In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel and representatives from Lipper. While the Investment Advisory Agreements for all of the funds in the Delaware Investments Family of Funds were considered at the same Board meeting, the Trustees dealt with each fund separately. In approving continuance of the Investment Advisory Agreement for the Fund, the Board, including a majority of independent Trustees, determined that the existing advisory fee structure was fair and reasonable and that the continuance of the Investment Advisory Agreement was in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses the primary factors relevant to the Board's discussion.

NATURE, EXTENT AND QUALITY OF SERVICE
         Consideration was given to the services provided by Delaware Investments and its affiliates to the Fund and its shareholders. In reviewing the nature, extent and quality of services, emphasis was given to reports periodically furnished to the Board covering matters such as the compliance of portfolio managers with the investment policies and restrictions for the Fund, the compliance of management personnel with the Code of Ethics adopted throughout the Delaware Investments Family of Funds complex, the adherence to fair value pricing procedures as established by the Board, and the accuracy of net asset value calculations. The Board was pleased with the current staffing of the Fund's investment adviser during the past year, the emphasis on research and the compensation system for advisory personnel. Favorable consideration was given to Delaware Investments' efforts to maintain, and in some instances increase, financial and personnel resources committed by Delaware Investments. Other factors taken into account by the Board were Delaware Investments' preparedness for, and response to, legal and regulatory matters, particularly given the rapid pace of legislative, regulatory and litigation initiatives in 2004 and 2005. The Board also took into account the transfer agent and shareholder services provided to Fund shareholders by Delaware Investments' affiliate, noting the receipt by such affiliate of the DALBAR Pyramid Award in four of the last six years and the continuing expenditures by Delaware Investments to increase and improve the scope of shareholder services. Additionally, the Board noted the extent of benefits provided Fund shareholders from being part of the Delaware Investment Family of Funds, including the privilege to exchange investments between the same class of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the privilege to combine holdings in other funds to obtain a reduced sales charge. The Board was satisfied with the nature and quality of the overall services provided by Delaware Investments and its affiliates.

         In May 2005, the Board met in executive session to approve the investment management agreements, and was advised by outside counsel as to the adequacy of the materials provided. The Board was supportive of the refinements made to the investment process and felt that management had been responsive to the concerns expressed by the Board during the previous year.

INVESTMENT PERFORMANCE
         The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings throughout the year, particular attention in assessing performance was given to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Fund showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Lipper (the "Performance Universe"). Comparative performance for the Fund was shown for the past one, three and five year periods ended February 28, 2005. The following summarizes the performance results for the Fund and the Board's view of such performance:

------------------------------------------------------------------------------------------------------------------------
                                                            1 YEAR           3 YEARS           5 YEARS         10 YEARS
------------------------------------------------------------------------------------------------------------------------
Delaware Cash Reserve Fund                                   0.85%             0.65%             2.01%            3.25%
                                                   second quartile   fourth quartile   fourth quartile  fourth quartile
------------------------------------------------------------------------------------------------------------------------

COMPARATIVE EXPENSES
         Consideration was also given to a comparative analysis of the management fees and total expense ratios of the Fund compared with those of a group of similar funds as selected by Lipper (the "Lipper Expense Group"). In reviewing comparative costs, the Fund's management fee was compared with the management fees that would have been charged by other funds within its Lipper Expense Group of comparable asset size, and the total expenses of the Fund were compared with those of its Lipper Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for fund Consultant Class shares and compared total expenses including 12b-1 and non-12b-1 service fees.

         The Board emphasized its objective to limit the total expense ratio of the Fund to an acceptable range and gave favorable consideration to Delaware Investments' agreement with that objective and dedication to implement remedial action, in the form of voluntary or contractual expense caps in order to meet that objective. While realizing that other factors such as the manager's profitability and economies of scale bear on the reasonableness of the fees, the Board was satisfied with the management fees and total expenses of the Fund in comparison to its Expense Group as shown in the Lipper report.

         The Board's objective is to limit the total expense ratio of the Fund to an acceptable range as compared to the median of a peer group of comparable mutual funds. The Board took into consideration management's agreement with that objective and the means of implementing that objective, which could include certain types of remedial actions as well as potential future voluntary or contractual expense caps.

-------------------------------------------------------------------------------------------------------------------------
                                                          Contractual        Actual Management Fees      Total Expenses
                                                        Management Fees
-------------------------------------------------------------------------------------------------------------------------
Delaware Tax-Free Money Fund                              2nd quartile            1st quartile            2nd quartile
-------------------------------------------------------------------------------------------------------------------------

MANAGEMENT PROFITABILITY
         The Board also considered the level of profits realized by Delaware Investments and its affiliates in connection with the operation of the Fund. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments' business in providing management and other services to each of the individual funds. Specific attention was given to the methodology followed in allocating costs to the Fund. In this respect, the Board noted that the cost allocation methodology was consistent with that followed in profitability report presentations for the Fund made in prior years and that such methodology was subject to periodic review and testing by the Fund's internal auditors and outside accountants. Delaware Investments emphasized that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by Delaware Investments and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability. Delaware Investments also stated that the level of profits of Delaware Investments and its affiliates, to a certain extent, reflected operational cost savings and efficiencies initiated by Delaware Investments. Additionally, the Board considered Delaware Investments' expenditures to improve shareholder services provided to the Funds and to meet additional regulatory and compliance requirements resulting from Sarbanes-Oxley and recent SEC initiatives. The Board also considered the extent to which Delaware Investments and its affiliates might derive ancillary benefits from fund operations, including benefits from allocation of funds brokerage and the use of "soft" commission dollars to pay for research. The Board was satisfied with the information provided regarding the profits realized by Delaware Investments and its affiliates.

ECONOMIES OF SCALE
         The Trustees also considered whether economies of scale are realized by Delaware Investments as the Fund assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Board took into account the standardized advisory fee pricing and structure approved by the Board and shareholders as part of a complex wide proxy conducted in 1998/1999. It was noted that the fee under the Fund's management contract fell within the standard structure. In view of such structure and the favorable fee and expense comparisons of the Fund within its Lipper Expense Group, the Board concluded that, to the extent economies of scale may be realized by Delaware Investments and its affiliates, there was a sharing of benefits with the Fund and its shareholders.

         Access persons and advisory persons of the funds in the Delaware Investments family, as those terms are defined in SEC Rule 17j-1 under the 1940 Act, who provide services to the Manager, Delaware International Advisers Ltd. or their affiliates, are permitted to engage in personal securities transactions subject to the exceptions set forth in Rule 17j-1 and the following general restrictions and procedures: (1) certain blackout periods apply to personal securities transactions of those persons; (2) transactions must receive advance clearance and must be completed on the same day as the clearance is received;
(3) certain persons are prohibited from investing in initial public offerings of securities and other restrictions apply to investments in private placements of securities; (4) opening positions by certain covered persons in certain securities may only be closed-out at a profit after a 60-day holding period has elapsed; and (5) the Compliance Officer must be informed periodically of all securities transactions and duplicate copies of brokerage confirmations and account statements must be supplied to the Compliance Officer.

         The Distributor acts as national distributor for the Fund and for the other mutual funds in the Delaware Investments family.


         For the fiscal years ended March 31, 2003, 2004 and 2005, the Distributor received CDSC payments in the amount of $335,240, $228,611 and $146,604, respectively, with respect to Class B Shares.

         For the fiscal years ended March 31, 2003, 2004 and 2005, the Distributor received CDSC payments in the amount of $9,949, $13,704 and $6,162, respectively, with respect to Class C Shares.

         The Transfer Agent, an affiliate of the Manager, acts as shareholder servicing, dividend disbursing and transfer agent for the Fund and for the other mutual funds in the Delaware Investments family. The Transfer Agent is paid a fee by the Fund for providing these services consisting of an annual per account charge of $23.10 plus transaction charges for particular services according to a schedule. Compensation is fixed each year and approved by the Board of Trustees, including a majority of the disinterested trustees. The Transfer Agent also provides accounting services to the Fund. Those services include performing all functions related to calculating the Fund's net asset value and providing all financial reporting services, regulatory compliance testing and the related accounting services. For its services, the Transfer Agent is paid a fee based on total assets of all funds in the Delaware Investments family for which it provides such accounting services. Such fee is equal to 0.04% multiplied by the total amount of assets in the complex for which the Transfer Agent furnishes accounting services. The fees are charged to each fund, including the Fund, on an aggregate pro-rata basis. The asset-based fee payable to the Transfer Agent is subject to a minimum fee calculated by determining the total number of investment portfolios and associated classes.

         The Manager and its affiliates own the name "Delaware Group." Under certain circumstances, including the termination of the Fund's advisory relationship with the Manager or its distribution relationship with the Distributor, the Manager and its affiliates could cause the Fund to delete the words "Delaware Group" from the Fund's name.

         JPMorgan Chase Bank ("JPMorgan"), 4 Chase Metrotech Center, Brooklyn, NY 11245 is custodian of the Fund's securities and cash. As custodian for the Fund, JPMorgan maintains a separate account or accounts for the Fund; receives, holds and releases portfolio securities on account of the Fund; receives and disburses money on behalf of the Fund; and collects and receives income and other payments and distributions on account of the Fund's portfolio securities.

CAPITALIZATION
         The Fund has a present unlimited authorized number of shares of beneficial interest with no par value allocated to each Class. The trustees are authorized to issue different series and classes of shares.. At present, only one series has been issued which offers shares of four classes--Delaware Cash Reserve Fund A Class, Delaware Cash Reserve Consultant Class, Delaware Cash Reserve B Class and Delaware Cash Reserve C Class.

         Shares have no preemptive rights, are fully transferable and, when issued, are fully paid and nonassessable.

         General expenses of the Fund will be allocated on a pro-rata basis to the Classes according to asset size, except that expenses of the 12b-1 Plans of Consultant Class Shares, Class B Shares and Class C Shares will be allocated solely to those respective Classes. Each Class represents a proportionate interest in the assets of the Fund, and each has the same voting and other rights and preferences as the other Class, except that Class A Shares may not vote on any matter affecting the Consultant Class Shares', Class B Shares' or Class C Shares' 12b-1 Plans. As a general matter, shareholders of Consultant Class Shares, Class B Shares and Class C Shares may only vote on matters affecting the 12b-1 Plan that relates to the Class of shares that they hold. However, Class B Shares may vote on any proposal to increase materially the fees to be paid by the Fund under the 12b-1 Plan relating to Consultant Class Shares.

         On August 16, 1999, Cash Reserve A Class (which was known as Delaware Cash Reserve A Class, and known as the Delaware Cash Reserve Class from May 1992 to May 1994 and the original class prior to May 1992) changed its name to Delaware Cash Reserve Fund A Class; Cash Reserve Consultant Class (which was known as Delaware Cash Reserve Consultant Class, and known as Delaware Cash Reserve Consultant Class from November 1992 to May 1994, Delaware Cash Reserve (Institutional) Class from May 1992 to November 1992 and the Consultant Class prior to May 1992) changed its name to Delaware Cash Reserve Fund Consultant Class; Cash Reserve Fund B Class (which was known as Delaware Cash Reserve B Class) changed its name to Delaware Cash Reserve Fund B Class and Cash Reserve C Class (which was known as Delaware Cash Reserve C Class) changed its name to Delaware Cash Reserve Fund C Class.

         On December 15, 1999, the name of Delaware Group Cash Reserve, Inc. was changed to Delaware Group Cash Reserve.

NONCUMULATIVE VOTING
         FUND SHARES HAVE NONCUMULATIVE VOTING RIGHTS WHICH MEANS THAT THE HOLDERS OF MORE THAN 50% OF THE SHARES OF THE FUND VOTING FOR THE ELECTION OF TRUSTEES CAN ELECT ALL THE TRUSTEES IF THEY CHOOSE TO DO SO, AND, IN SUCH EVENT, THE HOLDERS OF THE REMAINING SHARES WILL NOT BE ABLE TO ELECT ANY TRUSTEES.

         This Part B does not include all of the information contained in the Registration Statement which is on file with the SEC.







FINANCIAL STATEMENTS


         Ernst & Young LLP serves as the independent registered public accounting firm for Delaware Group Cash Reserve and, in its capacity as such, audits the annual financial statements of the Fund. The Fund's Statement of Net Assets, Statement of Operations, Statement of Changes in Net Assets, Financial Highlights and Notes to Financial Statements, as well as the report of Ernst & Young LLP, independent registered public accounting firm, for the fiscal year ended March 31, 2005, are included in the Fund's Annual Report to shareholders. The financial statements and financial highlights, the notes relating thereto and the report of Ernst & Young LLP listed above are incorporated by reference from the Annual Report into this Part B.

APPENDIX A--DESCRIPTION OF RATINGS

BONDS
         Excerpts from Moody's description of its bond ratings: Aaa--judged to be the best quality. They carry the smallest degree of investment risk; Aa--judged to be of high quality by all standards; A--possess favorable attributes and are considered "upper medium" grade obligations; Baa--considered as medium grade obligations. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time; Ba-judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class; B--generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small; Caa--are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest; Ca--represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings; C--the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         For rating categories Aa to Caa, Moody's includes a 1, 2 or 3 following the rating to designate a high, medium or low rating, respectively

         Excerpts from S&P's description of its bond ratings: AAA--highest grade obligations; extremely strong capacity to pay principal and interest; AA--also qualify as high grade obligations, and in the majority of instances differ from AAA issues only in a small degree; very strong capacity to pay principal and interest; A--strong ability to pay interest and repay principal; somewhat more susceptible to the adverse effects of changing circumstances and economic conditions although more susceptible to changes in circumstances; BBB--regarded as having an adequate capacity to pay interest and repay principal; normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances more likely to lead to weakened capacity to pay principal and interest than for higher-rated bonds. BB, B, CCC, CC, C--regarded, on balance, as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions; D--in default.

         Plus (+) or minus (-) may be added to ratings from AA to CCC to show relative standing within the major rating categories.

COMMERCIAL PAPER
         Excerpts from S&P's description of its two highest commercial paper ratings: A-1--degree of safety regarding timely payment is strong; a plus (+) sign denotes extremely strong safety characteristics; A-2--capacity for timely payment is satisfactory; the relative degree of safety is not as high as for issuers designated A-1.

         Excerpts from Moody's description of its two highest commercial paper ratings: P-1--superior quality; P-2--strong quality.

         Excerpts from Duff and Phelps' description of its two highest ratings:
CATEGORY 1--HIGH GRADE: D-1+ -- Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or ready access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations. D-1--Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor. D-1- -- High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small. CATEGORY 2--GOOD Grade:
D-2--Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

         Excerpts from Fitch IBCA, Inc.'s description of its highest ratings:
F-1+ --Exceptionally strong quality; F-1 --Very strong quality; F-2 --Good credit quality.

PART C - Other Information

                                     PART C

                                Other Information

Item 23. Exhibits

                  (a)      Agreement and Declaration of Trust

                           (1) Agreement and Declaration of Trust (December 17, 1998) incorporated into this filing by reference to Post-Effective Amendment No. 45 filed December 14, 1999.

                           (2) Certificate of Trust (December 17, 1998) incorporated into this filing by reference to Post-Effective Amendment No. 45 filed December 14, 1999.

                  (b)      By-Laws. Form of By-Laws attached as Exhibit.

                  (c)      Copies of All Instruments Defining the Rights of
                           Holders

                           (1) Agreement and Declaration of Trust. Articles III, V and VI of Agreement and Declaration of Trust which is incorporated into this filing by reference to Post-Effective Amendment No. 45 filed December 14, 1999.

                           (2) By-Laws. Article II of the By-Laws which is incorporated into this filing by reference to Post-Effective Amendment No. 45 filed December 14, 1999.

                  (d) Investment Management Agreement. Executed Investment Management Agreement (December 15, 1999) between Delaware Management Company, (a series of Delaware Management Business Trust) and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 47 filed May 24, 2002.

                  (e)      (1) Distribution Agreement

                               (i)  Executed Distribution Agreement (April 19,
                                    2001) between Delaware Distributors, L.P.
                                    and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 48 filed May 29, 2002.

                               (ii) Executed Financial Intermediary Distribution
                                    Agreement (January 1, 2001) between Delaware
                                    Distributors, L.P. and Lincoln Financial
                                    Distributors, Inc. on behalf of the
                                    Registrant incorporated into this filing by reference to Post-Effective Amendment No. 48 filed May 29, 2002.

                               (iii) Executed Appendix A (December 20, 2001) to
                                     Financial Intermediary Distribution
                                     Agreement incorporated into this filing by reference to Post-Effective Amendment No. 48 filed May 29, 2002.

                               (iv)  Executed Second Amended and Restated
                                     Financial Intermediary Distribution
                                     Agreement (August 21, 2003) incorporated into this filing by reference to Post-Effective Amendment No. 50 filed May 28, 2004.

                           (2) Dealer's Agreement. Dealer's Agreement (January
                               2001) incorporated into this filing by reference to Post-Effective Amendment No. 49 filed May 30, 2003.

                           (3) Vision Mutual Fund Gateway Agreement. Vision
                               Mutual Fund Gateway Agreement (November 2000) incorporated into this filing by reference to Post-Effective Amendment No. 49 filed May 30, 2003.

                           (4) Registered Investment Advisers Agreement.
                               Registered Investment Advisers Agreement (January
                               2001) incorporated into this filing by reference to Post-Effective Amendment No. 49 filed May 30, 2003.

                           (5) Bank/Trust Agreement. Bank/Trust Agreement
                               (August 2004) attached as Exhibit.

                  (f)      Inapplicable

                  (g)      Custodian Agreements

                           (1) Executed Custodian Agreement (May 1, 1996) between The Chase Manhattan Bank and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 44 filed May 28, 1999.

                                    (i)     Executed Amendment No. 1 to Schedule
                                            A of the Custodian Agreement between
                                            JPMorgan Chase Bank and the
                                            Registrant incorporated into this
                                            filing by reference to
                                            Post-Effective Amendment No. 50
                                            filed May 28, 2004.

                           (2) Executed Amendment to Custodian Agreement (November 20, 1997) between The Chase Manhattan Bank and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 44 filed May 28, 1999.

                           (3) Executed Letter (August 24, 1998) adding Registrant to the Custodian Agreement incorporated into this filing by reference to Post-Effective Amendment No. 47 filed May 24, 2002.

                  (h)      Other Material Contracts

                           (1) Executed Shareholder Services Agreement (April 19, 2001) between Delaware Service Company and the Registrant on behalf of the Fund incorporated into this filing by reference to Post-Effective Amendment No. 48 filed May 29, 2002.

                                    (i)     Executed Schedule B (May 15, 2003)
                                            to the Shareholder Services
                                            Agreement incorporated into this
                                            filing by reference to
                                            Post-Effective Amendment No. 50
                                            filed May 28, 2004.

                                    (ii)    Executed Amended Schedule A (August
                                            23, 2002) to Shareholder Services
                                            Agreement incorporated into this
                                            filing by reference to
                                            Post-Effective Amendment No. 50
                                            filed May 28, 2004.

                           (2) Executed Fund Accounting Agreement (August 19, 1996) between Delaware Service Company, Inc. and the Registrant on behalf of the Fund incorporated into this filing by reference to Post-Effective Amendment No. 41 filed May 29, 1997, Post-Effective Amendment No. 42 filed May 29, 1998 and Post-Effective Amendment No. 43 filed March 26, 1999.

                                    (i)     Executed Amendment No. 29 (December
                                            1, 2004) to Delaware Group of Funds
                                            Fund Accounting Agreement attached
                                            as Exhibit.

                                    (ii)    Executed Schedule B (May 16, 2002)
                                            to the Delaware Group of Funds Fund
                                            Accounting Agreement incorporated
                                            into this filing by reference to
                                            Post-Effective Amendment No. 49
                                            filed May 30, 2003.

                  (i) Opinion of Counsel. Incorporated into this filing by reference to Post-Effective Amendment No. 45 filed December 14, 1999.

                  (j)      Consent of Auditors. Attached as Exhibit.

                  (k)      Inapplicable.

                  (l) Initial Capital. Incorporated into this filing by reference to Post-Effective Amendment No. 15 filed May 16, 1983.

                  (m)**    Plans under Rule 12b-1

                           (1)      Plan under Rule 12b-1 for Class B (April
                                    2001) incorporated into this filing by
                                    reference to Post-Effective Amendment No. 48 filed May 29, 2002.

                           (2)      Plan under Rule 12b-1 for Class C (April
                                    2001) incorporated into this filing by
                                    reference to Post-Effective Amendment No. 48 filed May 29, 2002.

                           (3) Plan under Rule 12b-1 for Consultant Class (April 2001) incorporated into this filing by reference to Post-Effective Amendment No. 48 filed May 29, 2002.

                  (n) Plan under Rule 18f-3. Plan under Rule 18f-3 incorporated into this filing by reference to Post-Effective Amendment No. 47 filed May 24, 2002.

                  (o)      Inapplicable.

                  (p)      Code of Ethics.

                           (1) Delaware Investments Family of Funds Code of Ethics attached as Exhibit.

                           (2) Delaware Management Business Trust, Delaware Distributors, L.P., Delaware Investment Advisers, Delaware Capital Management, Inc., Retirement Financial Services, Inc., Delaware Service Company, Inc. and Delaware Management Trust Company Code of Ethics attached as Exhibit.

                           (3) Code of Ethics for Lincoln Financial Distributors, Inc. attached as Exhibit.

                  (q) Other: Trustees' Power of Attorney. Trustees' Power of Attorney (February 17, 2005) attached as Exhibit.

Item 24. Persons Controlled by or under Common Control with Registrant.  None.

Item 25. Indemnification. Article VI of the Bylaws which is incorporated into this filing by reference to Post-Effective Amendment No. 45 filed December 14, 1999.

** Relates to Registrant's Delaware Cash Reserve B Class, Delaware Cash Reserve C Class and Delaware Cash Reserve Consultant Class only.

Item 26. Business and Other Connections of Investment Advisor.

         Delaware Management Company (the "Manager"), a series of Delaware Management Business Trust, serves as investment manager to the Registrant and also serves as investment manager or sub-advisor to certain of the other funds in the Delaware Investments family (Delaware Group Adviser Funds, Delaware Group Equity Funds I, Delaware Group Equity Funds II, Delaware Group Equity Funds III, Delaware Group Equity Funds IV, Delaware Group Equity Funds V, Delaware Group Foundation Funds, Delaware Group Global & International Funds, Delaware Group Government Fund, Delaware Group Income Funds, Delaware Group Limited-Term Government Funds, Delaware Group State Tax-Free Income Trust, Delaware Group Tax-Free Fund, Delaware Group Tax-Free Money Fund, Delaware Pooled Trust, Delaware VIP Trust, Voyageur Insured Funds, Voyageur Intermediate Tax-Free Funds, Voyageur Investment Trust, Voyageur Mutual Funds, Voyageur Mutual Funds II, Voyageur Mutual Funds III, Voyageur Tax-Free Funds, Delaware Investments Municipal Trust, Delaware Investments Dividend and Income Fund, Inc., Delaware Investments Global Dividend and Income Fund, Inc., Delaware Investments Arizona Municipal Income Fund, Inc., Delaware Investments Colorado Insured Municipal Income Fund, Inc., Delaware Investments Florida Insured Municipal Income Fund, Delaware Investments Minnesota Municipal Income Fund, Inc., Delaware Investments Minnesota Municipal Income Fund II, Inc. and Delaware Investments Minnesota Municipal Income Fund III, Inc.) as well as to certain non-affiliated registered investment companies. In addition, certain officers of the Manager also serve as trustees of the other Delaware Investments funds, and certain officers are also officers of these other funds. A company indirectly owned by the Manager's parent company acts as principal underwriter to the mutual funds in the Delaware Investments family (see Item 27 below) and another such company acts as the shareholder services, dividend disbursing, accounting servicing and transfer agent for all of the mutual funds in the Delaware Investments family.

         The following persons serving as directors or officers of the Manager have held the following positions during the past two years. Unless noted, the principal business address of the Manager is 2005 Market Street, Philadelphia, PA 19103-7094

-------------------------------------------------------------------------------------------------------------------------------
NAME AND
PRINCIPAL
BUSINESS                  POSITIONS & OFFICES WITH          POSITIONS & OFFICES WITH           OTHER POSITIONS AND
ADDRESS                   MANAGER                           REGISTRANT                         OFFICES HELD
------------------------- --------------------------------- ---------------------------------- --------------------------------
Jude T. Driscoll          President/Chief Executive         Chairman/President/Chief           Mr. Driscoll has served in
                          Officer                           Executive Officer                  various executive capacities
                                                                                               within Delaware Investments

                                                                                               President/Chief Executive
                                                                                               Officer and Director -
                                                                                               Lincoln National Investments
                                                                                               Companies, Inc.

                                                                                               Director - HYPPCO Finance
                                                                                               Company Ltd.
------------------------- --------------------------------- ---------------------------------- --------------------------------
Ryan K. Brist             Executive Vice                    Executive Vice                     Mr. Brist has served in
                          President/Managing                President/Managing                 various executive capacities
                          Director/Co-Head - Fixed          Director/Chief Investment          within Delaware Investments
                          Income                            Officer - Fixed Income
                                                                                               Vice President - Lincoln
                                                                                               National Income Fund, Inc.
------------------------- --------------------------------- ---------------------------------- --------------------------------
John C.E. Campbell        Executive Vice President/         Senior Vice President/Deputy       Mr. Campbell has served in
                          Global Marketing &                Chief Investment Officer - Fixed   various executive capacities
                          Client Services                   Income                             within Delaware Investments

                                                                                               President/Chief Executive
                                                                                               Officer - Optimum Fund Trust
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
NAME AND
PRINCIPAL
BUSINESS                  POSITIONS & OFFICES WITH          POSITIONS & OFFICES WITH           OTHER POSITIONS AND
ADDRESS                   MANAGER                           REGISTRANT                         OFFICES HELD
------------------------- --------------------------------- ---------------------------------- --------------------------------
Patrick P. Coyne          Executive Vice President/         Executive Vice President/          Mr. Coyne has served in various
                          Managing Director/Chief           Managing Director/Chief            executive capacities within
                          Investment Officer - Fixed Income Investment Officer - Fixed         Delaware Investments
                          Income
                                                                                               Managing Director - Fixed
                                                                                               Income -
                                                                                               Lincoln National
                                                                                               Investment Companies, Inc.
------------------------- --------------------------------- ---------------------------------- ----------------------------------
Joseph H. Hastings        Executive Vice President/Chief    None                               Mr. Hastings has served in
                          Financial Officer/Treasurer/                                         various executive capacities
                          Controller                                                           within Delaware Investments

                                                                                               Executive Vice
                                                                                               President/Chief Financial
                                                                                               Officer/Treasurer/Controller
                                                                                               -Lincoln National
                                                                                               Investment Companies, Inc.
------------------------- --------------------------------- ---------------------------------- ----------------------------------
Richelle S. Maestro       Executive Vice President/General  Executive Vice                     Ms. Maestro has served in
                          Counsel/Secretary                 President/General                  various executive capacities
                                                            Counsel/Secretary                  within Delaware Investments

                                                                                               Executive Vice President/General
                                                                                               Counsel/Secretary and
                                                                                               Director/Trustee - Lincoln
                                                                                               National Investment Companies,
                                                                                               Inc.

                                                                                               General Partner - Tri-R
                                                                                               Associates
------------------------- --------------------------------- ---------------------------------- ----------------------------------
Philip N. Russo(1)        Executive Vice President/Chief      None                             Mr. Russo has served in various
                          Financial Officer                                                    executive capacities within
                                                                                               Delaware Investments

------------------------- --------------------------------- ---------------------------------- ----------------------------------
See Yeng Quek             Executive Vice President/Managing Executive Vice                     Mr. Quek has served in various
                          Director/Chief Investment Officer President/Managing                 executive capacities within
                          - Fixed Income                    Director/Chief Investment          Delaware Investments
                                                            Officer - Fixed Income

                                                                                               Director/Trustee - HYPPCO
                                                                                               Finance Company Ltd.
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
NAME AND
PRINCIPAL
BUSINESS                  POSITIONS & OFFICES WITH          POSITIONS & OFFICES WITH           OTHER POSITIONS AND
ADDRESS                   MANAGER                           REGISTRANT                         OFFICES HELD
------------------------- --------------------------------- ---------------------------------- --------------------------------
Gerald S. Frey            Emeritus Managing Director/Chief  Emeritus Managing                  Mr. Frey has served in various
                          Investment Officer - Growth       Director/Chief Investment          executive capacities within
                          Investing                         Officer - Growth Investing         Delaware Investments

                                                                                               Managing Director/Chief
                                                                                               Investment Officer - Growth
                                                                                               Investing - Lincoln National
                                                                                               Investment Companies, Inc.
------------------------- --------------------------------- ---------------------------------- --------------------------------
Douglas L. Anderson       Senior Vice President/Operations  None                               Mr. Anderson has served in
                                                                                               various executive capacities
                                                                                               within Delaware Investments
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
NAME AND
PRINCIPAL
BUSINESS                  POSITIONS & OFFICES WITH          POSITIONS & OFFICES WITH           OTHER POSITIONS AND
ADDRESS                   MANAGER                           REGISTRANT                         OFFICES HELD
------------------------- --------------------------------- ---------------------------------- --------------------------------
Marshall T. Bassett       Senior Vice President/Chief       Senior Vice President/Chief        Mr. Bassett has served in
                          Investment Officer - Emerging     Investment Officer - Emerging      various executive capacities
                          Growth                            Growth                             within Delaware Investments
------------------------- --------------------------------- ---------------------------------- --------------------------------
Joseph Baxter             Senior Vice President/Head of     Senior Vice President/Head of      Mr. Baxter has served in
                          Municipal Bond Investments        Municipal Bond Investments         various executive capacities
                                                                                               within Delaware Investments
------------------------- --------------------------------- ---------------------------------- --------------------------------
Christopher S. Beck       Senior Vice President/Senior      Senior Vice President/Senior       Mr. Beck has served in various
                          Portfolio Manager                 Portfolio Manager                  executive capacities within
                                                                                               Delaware Investments
------------------------- --------------------------------- ---------------------------------- -------------------------------
Michael P. Bishof         Senior Vice                       Chief Financial Officer            Mr. Bishof has served in
                          President/Investment Accounting                                      various executive capacities
                                                                                               within Delaware Investments

                                                                                               Chief Financial Officer -
                                                                                               Lincoln National Convertible
                                                                                               Securities Fund, Inc. and
                                                                                               Lincoln National Income Fund,
                                                                                               Inc.
------------------------- --------------------------------- ---------------------------------- --------------------------------
Michael P. Buckley        Senior Vice President/Director    Vice President/Portfolio           Mr. Buckley has served in
                          of Municipal Research             Manager/Senior Municipal Bond      various executive capacities
                                                            Analyst                            within Delaware Investments
------------------------- --------------------------------- ---------------------------------- --------------------------------
Stephen R. Cianci         Senior Vice President/Senior      Senior Vice President/Senior       Mr. Cianci has served in
                          Portfolio Manager                 Portfolio Manager                  various executive capacities
                                                                                               within Delaware Investments
------------------------- --------------------------------- --------------------------------- --------------------------------
Robert F. Collins         Senior Vice President/Senior      Vice President/Senior Portfolio    Mr. Collins has served in
                          Portfolio Manager                 Manager                            various executive capacities
                                                                                               within Delaware Investments
------------------------- --------------------------------- --------------------------------- --------------------------------
Timothy G. Connors        Senior Vice President/Chief       Senior Vice President/Chief        Mr. Connors has served in
                          Investment Officer - Value        Investment Officer - Value         various executive capacities
                          Investing                         Investing                          within Delaware Investments

                                                                                               Senior Vice President/Chief
                                                                                               Investment Officer - Value
                                                                                               Investing of Lincoln National
                                                                                               Investment Companies, Inc.
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
NAME AND
PRINCIPAL
BUSINESS                  POSITIONS & OFFICES WITH          POSITIONS & OFFICES WITH           OTHER POSITIONS AND
ADDRESS                   MANAGER                           REGISTRANT                         OFFICES HELD
------------------------- --------------------------------- ---------------------------------- --------------------------------
George E. Deming          Senior Vice President/Senior      Senior Vice President/Senior       Mr. Deming has served in
                          Portfolio Manager                 Portfolio Manager                  various executive capacities
                                                                                               within Delaware Investments
------------------------- --------------------------------- ---------------------------------- --------------------------------
Robert J. DiBraccio       Senior Vice President/Head of     None                               Mr. DiBraccio has served in
                          Equity Trading                                                       various executive capacities
                                                                                               within Delaware Investments
------------------------- --------------------------------- ---------------------------------- --------------------------------
John B. Fields            Senior Vice President/Senior      Senior Vice President/Senior       Mr. Fields has served in
                          Portfolio Manager                 Portfolio Manager                  various executive capacities
                                                                                               within Delaware Investments
------------------------- --------------------------------- ---------------------------------- --------------------------------
Brian Funk                Senior Vice President/Senior      Vice President/Senior High         Mr. Funk has served in various
                          Research Analyst                  Yield Analyst                      executive capacities within
                                                                                               Delaware Investments
------------------------- --------------------------------- ---------------------------------- --------------------------------
Brent C. Garrels          Senior Vice President/Senior      Vice President/High Yield          Mr. Garrels has served in
                          Research Analyst                  Analyst                            various executive capacities
                                                                                               within Delaware Investments
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
NAME AND
PRINCIPAL
BUSINESS                  POSITIONS & OFFICES WITH          POSITIONS & OFFICES WITH           OTHER POSITIONS AND
ADDRESS                   MANAGER                           REGISTRANT                         OFFICES HELD
------------------------- --------------------------------- ---------------------------------- --------------------------------
Paul Grillo                Senior Vice President/Senior      Vice President/Senior Portfolio   Mr. Grillo has served in
                           Portfolio Manager                 Manager                           various executive capacities
                                                                                               within Delaware Investments
-------------------------- --------------------------------- --------------------------------- --------------------------------
Jonathan Hatcher(2)        Senior Vice President/Senior      Senior Vice President/Senior      Mr. Hatcher has served in
                           Research Analyst                  Research Analyst                  various executive capacities
                                                                                               within Delaware Investments
-------------------------- --------------------------------- --------------------------------- --------------------------------
Carolyn McIntyre(3)        Senior Vice President/Human       None                              Ms. McIntyre has served in
                           Resources                                                           various executive capacities
                                                                                               within Delaware Investments

                                                                                               Senior Vice President/Human
                                                                                               Resources - Lincoln National
                                                                                               Investment Companies, Inc.
-------------------------- --------------------------------- --------------------------------- --------------------------------
Francis X. Morris          Senior Vice President/Director,   Director, Fundamental             Mr. Morris has served in
                           Fundamental Research/Senior       Research/Senior Portfolio         various executive capacities
                           Portfolio Manager                 Manager                           within Delaware Investments
-------------------------- --------------------------------- --------------------------------- --------------------------------
Brian L. Murray, Jr.(4)    Senior Vice President/Chief       Chief Compliance Officer          Mr. Murray has served in
                           Compliance Officer                                                  various executive capacities
                                                                                               within Delaware Investments
-------------------------- --------------------------------- --------------------------------- --------------------------------
Susan L. Natalini          Senior Vice President/Global      None                              Ms. Natalini has served in
                           Marketing & Client Services                                         various executive capacities
                                                                                               within Delaware Investments
-------------------------- --------------------------------- --------------------------------- --------------------------------
D. Tysen Nutt(5)           Senior Vice                       Senior Vice                       Mr. Nutt has served in various
                           President/Head of Large           President/Head of Large           executive capacities within
                           Cap Value                         Cap Value                         Delaware Investments

-------------------------- --------------------------------- --------------------------------- --------------------------------
John J. O'Connor           Senior Vice                       Senior Vice President/Treasurer   Mr. O'Connor has served in
                           President/Investment Accounting                                     various executive capacities
                                                                                               within Delaware Investments
-------------------------- --------------------------------- --------------------------------- --------------------------------
Philip R. Perkins(6)       Senior Vice President/Senior      Senior Vice President/Senior      Mr. Perkins has served in
                           Portfolio Manager                 Portfolio Manager                 various executive capacities
                                                                                               within Delaware Investments
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
NAME AND
PRINCIPAL
BUSINESS                  POSITIONS & OFFICES WITH          POSITIONS & OFFICES WITH           OTHER POSITIONS AND
ADDRESS                   MANAGER                           REGISTRANT                         OFFICES HELD
------------------------- --------------------------------- ---------------------------------- --------------------------------
Timothy L. Rabe            Senior Vice President/Senior      Senior Vice President/Senior      Mr. Rabe has served in various
                           Portfolio Manager/Head of High    Portfolio Manager                 executive capacities within
                           Yield                                                               Delaware Investments
-------------------------- --------------------------------- --------------------------------- --------------------------------
James L. Shields           Senior Vice President/Chief       None                              Mr. Shields has served in
                           Information Officer                                                 various executive capacities
                                                                                               within Delaware Investments
-------------------------- --------------------------------- --------------------------------- --------------------------------
Jeffrey S. Van Harte(7)    Senior Vice President/Chief       Senior Vice President/Chief       Mr. Van Harte has served in
                           Investment Officer - Focus        Investment Officer - Focus        various executive capacities
                           Growth                            Growth                            within Delaware Investments
-------------------------- --------------------------------- --------------------------------- --------------------------------
Gary T. Abrams             Vice President/Senior Equity      None                              Mr. Abrams has served in
                           Trader                                                              various executive capacities
                                                                                               within Delaware Investments
-------------------------- --------------------------------- --------------------------------- --------------------------------
Christopher S. Adams       Vice President/Portfolio          Vice President/Portfolio          Mr. Adams has served in
                           Manager/Senior Equity Analyst     Manager/Senior Equity Analyst     various executive capacities
                                                                                               within Delaware Investments
-------------------------- --------------------------------- --------------------------------- --------------------------------
Renee E. Anderson          Vice President/Senior Equity      Vice President/Senior Equity      Mr. Anderson has served in
                           Analyst II                        Analyst II                        various executive capacities
                                                                                               within Delaware Investments
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
NAME AND
PRINCIPAL
BUSINESS                  POSITIONS & OFFICES WITH          POSITIONS & OFFICES WITH           OTHER POSITIONS AND
ADDRESS                   MANAGER                           REGISTRANT                         OFFICES HELD
------------------------- --------------------------------- ---------------------------------- --------------------------------
Damon J. Andres            Vice President/Senior Fixed       Vice President/Senior Fixed       Mr. Andres has served in
                           Income Portfolio Manager I        Income Portfolio Manager          various executive capacities
                                                                                               within Delaware Investments

                                                                                               Vice President - Lincoln
                                                                                               National Convertible
                                                                                               Securities Fund, Inc.
-------------------------- --------------------------------- --------------------------------- --------------------------------
Richard E. Biester         Vice President/Equity Trader      None                              Mr. Biester has served in
                                                                                               various executive capacities
                                                                                               within Delaware Investments
-------------------------- --------------------------------- --------------------------------- --------------------------------
Christopher J.             Vice President/Senior Portfolio   Vice President/Senior Portfolio   Mr. Bonavico has served in
Bonavico(8)                Manager                           Manager                           various executive capacities
                                                                                               within Delaware Investments
-------------------------- --------------------------------- --------------------------------- --------------------------------
Vincent A. Brancaccio      Vice President/Senior Equity      None                              Mr. Brancaccio has served in
                           Trader                                                              various executive capacities
                                                                                               within Delaware Investments
-------------------------- --------------------------------- --------------------------------- --------------------------------
Edward J. Brennan          Vice President/Private            Assistant Vice President/Fixed    Mr. Brennan has served in
                           Placement Analyst                 Income Structural Analyst II      various executive capacities
                                                                                               within Delaware Investments
-------------------------- --------------------------------- --------------------------------- --------------------------------
Kenneth F. Broad(9)        Vice President/Senior Portfolio   Vice President/Senior Portfolio   Mr. Broad has served in
                           Manager                           Manager                           various executive capacities
                                                                                               within Delaware Investments
-------------------------- --------------------------------- --------------------------------- --------------------------------
Mary Ellen M. Carrozza     Vice President/Client Services    Vice President/Client Services    Ms. Carrozza has served in
                                                                                               various executive capacities
                                                                                               within Delaware Investments
-------------------------- --------------------------------- --------------------------------- --------------------------------
Stephen G. Catricks        Vice President/Equity Analyst II  Vice President/Equity Analyst II  Mr. Catricks has served in various executive capacities
                                                                                               within Delaware Investments
-------------------------- --------------------------------- --------------------------------- --------------------------------
David F. Connor            Vice President/Deputy General     Vice President/Deputy General     Mr. Connor has served in
                           Counsel/Assistant Secretary       Counsel/Assistant Secretary       various executive capacities
                                                                                               within Delaware Investments

                                                                                               Vice President/Deputy General
                                                                                               Counsel/Assistant Secretary -
                                                                                               Lincoln National Investment
                                                                                               Companies, Inc.

                                                                                               Secretary - Lincoln National
                                                                                               Convertible Securities Fund,
                                                                                               Inc. and Lincoln National
                                                                                               Income Fund, Inc.
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
NAME AND
PRINCIPAL
BUSINESS                  POSITIONS & OFFICES WITH          POSITIONS & OFFICES WITH           OTHER POSITIONS AND
ADDRESS                   MANAGER                           REGISTRANT                         OFFICES HELD
------------------------- --------------------------------- ---------------------------------- --------------------------------
Stephen J. Czepiel         Vice President/Senior Fixed       None                              Mr. Czepiel has served in
                           Income Trader                                                       various executive capacities
                                                                                               within Delaware Investments
-------------------------- --------------------------------- --------------------------------- --------------------------------
Joseph F. DeMichele        Vice President/High Grade         None                              Mr. DeMichele has served in
                           Trading                                                             various executive capacities
                                                                                               within Delaware Investments
-------------------------- --------------------------------- --------------------------------- --------------------------------
Christopher M.             Vice President/Portfolio Manager  Vice President/Portfolio Manager  Mr. Ericksen has served in
Ericksen(10)                                                                                   various executive capacities
                                                                                               within Delaware Investments
-------------------------- --------------------------------- --------------------------------- --------------------------------
Joel A. Ettinger          Vice President/Taxation            Vice President/Taxation           Mr. Ettinger has served in
                                                                                               various executive capacities
                                                                                               within Delaware Investments

                                                                                               Vice President/Taxation -
                                                                                               Lincoln National Investment
                                                                                               Companies, Inc.
------------------------- ---------------------------------- --------------------------------- --------------------------------
Phoebe W. Figland         Vice President/Investment          Vice President/Investment         Ms. Figland has served in
                          Accounting                         Accounting                        various executive capacities
                                                                                               within Delaware Investments
------------------------- ---------------------------------- --------------------------------- --------------------------------
Joseph Fiorilla           Vice President/Trading Operations  None                              Mr. Fiorilla has served in
                                                                                               various executive capacities
                                                                                               within Delaware Investments
------------------------- ---------------------------------- --------------------------------- --------------------------------
Charles E. Fish           Vice President/Senior Equity       None                              Mr. Fish has served in various
                          Trader                                                               executive capacities within
                                                                                               Delaware Investments
------------------------- ---------------------------------- --------------------------------- --------------------------------
Clifford M. Fisher(11)    Vice President/Senior Bond Trader  None                              Mr. Fisher has served in
                                                                                               various executive capacities
                                                                                               within Delaware Investments
------------------------- ---------------------------------- --------------------------------- --------------------------------
Patrick G. Fortier(12)    Vice President/Senior Portfolio    Vice President/Senior Portfolio   Mr. Fortier has served in
                          Manager                            Manager                           various executive capacities
                                                                                               within Delaware Investments
------------------------- ---------------------------------- --------------------------------- --------------------------------
Denise A. Franchetti      Vice President/Portfolio           Vice President/Portfolio          Ms. Franchetti has served in
                          Manager/Municipal Bond Credit      Manager/Municipal Bond Credit     various executive capacities
                          Analyst                            Analyst                           within Delaware Investments
------------------------- ---------------------------------- --------------------------------- --------------------------------
James A. Furgele          Vice President/Investment          Vice President/Investment         Mr. Furgele has served in
                          Accounting                         Accounting                        various executive capacities
                                                                                               within Delaware Investments
------------------------- ---------------------------------- --------------------------------- --------------------------------
Daniel V. Geatens         Vice President/Investment          Vice President/Investment         Mr. Geatens has served in
                          Accounting                         Accounting                        various executive capacities
                                                                                               within Delaware Investments
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
NAME AND
PRINCIPAL
BUSINESS                  POSITIONS & OFFICES WITH          POSITIONS & OFFICES WITH           OTHER POSITIONS AND
ADDRESS                   MANAGER                           REGISTRANT                         OFFICES HELD
------------------------- --------------------------------- ---------------------------------- --------------------------------
Stuart M. George          Vice President/Equity Trader       None                              Mr. George has served in
                                                                                               various executive capacities
                                                                                               within Delaware Investments
------------------------- ---------------------------------- --------------------------------- --------------------------------
Barry S. Gladstein        Vice President/Portfolio Analyst   Vice President/Equity Analyst     Mr. Gladstein has served in
                                                                                               various executive capacities
                                                                                               within Delaware Investments
------------------------- ---------------------------------- --------------------------------- --------------------------------
Brian T. Hannon           Vice President/Senior Portfolio    Vice President/Senior Portfolio   Mr. Hannon has served in
                          Manager                            Manager                           various executive capacities
                                                                                               within Delaware Investments
------------------------- ---------------------------------- --------------------------------- --------------------------------
Lisa L. Hansen(13)        Vice President/Head Trader of      Vice President/Head Trader of     Ms. Hansen has served in
                          Focus Growth Equity Trading        Focus Growth Equity Trading       various executive capacities
                                                                                               within Delaware Investments
------------------------- ---------------------------------- --------------------------------- --------------------------------
Gregory M. Heywood(14)    Vice President/Senior Research     Vice President/Senior Research    Mr. Heywood has served in
                          Analyst                            Analyst                           various executive capacities
                                                                                               within Delaware Investments
------------------------- ---------------------------------- --------------------------------- --------------------------------
Michael E. Hughes         Vice President/Senior Equity       Vice President/Senior Equity      Mr. Hughes has served in
                          Analyst I                          Analyst I                         various executive capacities
                                                                                               within Delaware Investments
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
NAME AND
PRINCIPAL
BUSINESS                  POSITIONS & OFFICES WITH          POSITIONS & OFFICES WITH           OTHER POSITIONS AND
ADDRESS                   MANAGER                           REGISTRANT                         OFFICES HELD
------------------------- --------------------------------- ---------------------------------- --------------------------------
Jordan L. Irving(15)       Vice President/Senior Portfolio   Vice President/Senior Portfolio   Mr. Irving has served in
                           Manager                           Manager                           various executive capacities
                                                                                               within Delaware Investments
-------------------------- --------------------------------- --------------------------------- --------------------------------
Cynthia Isom               Vice President/Senior Portfolio   Vice President/Portfolio Manager  Ms. Isom has served in various
                           Manager                                                             executive capacities within
                                                                                               Delaware Investments
-------------------------- --------------------------------- --------------------------------- --------------------------------
Kenneth R. Jackson         Vice President/Equity Analyst     Vice President/Equity Analyst     Mr. Jackson has served in
                                                                                               various executive capacities
                                                                                               within Delaware Investments
-------------------------- --------------------------------- --------------------------------- --------------------------------
Andrew Kronschnabel        Vice President/High Grade Trader  None                              Mr. Kronschnabel has served in
                                                                                               various executive capacities
                                                                                               within Delaware Investments
-------------------------- --------------------------------- --------------------------------- --------------------------------
Roseanne L. Kropp          Vice President/Senior Fund        Vice President/Senior Fund        Ms. Kropp has served in
                           Analyst II/High Yield             Analyst II/High Yield             various executive capacities
                                                                                               within Delaware Investments
-------------------------- --------------------------------- --------------------------------- --------------------------------
Nikhil G. Lalvani          Vice President/Senior Equity      Vice President/Senior Equity      Mr. Lalvani has served in
                           Analyst I                         Analyst I                         various executive capacities
                                                                                               within Delaware Investments
-------------------------- --------------------------------- --------------------------------- --------------------------------
Steven T. Lampe            Vice President/Portfolio Manager  Vice President/Portfolio Manager  Mr. Lampe has served in various executive capacities
                                                                                               within Delaware Investments
-------------------------- --------------------------------- --------------------------------- --------------------------------
Alfio Leone IV             Vice President/High Grade Trader  None                              Mr. Leone has served in
                                                                                               various executive capacities
                                                                                               within Delaware Investments
-------------------------- --------------------------------- --------------------------------- --------------------------------
Anthony A. Lombardi(16)    Vice President/Senior Portfolio   Vice President/Senior Portfolio   Mr. Lombardi has served in
                           Manager                           Manager                           various executive capacities
                                                                                               within Delaware Investments
-------------------------- --------------------------------- --------------------------------- --------------------------------
Charles (Tom) T.           Vice President/High Yield Trader  None                              Mr. McClintic has served in
McClintic                                                                                      various executive capacities
                                                                                               within Delaware Investments
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
NAME AND
PRINCIPAL
BUSINESS                  POSITIONS & OFFICES WITH          POSITIONS & OFFICES WITH           OTHER POSITIONS AND
ADDRESS                   MANAGER                           REGISTRANT                         OFFICES HELD
------------------------- --------------------------------- ---------------------------------- --------------------------------
Andrew M. McCullagh, Jr.   Vice President/Senior Portfolio   Vice President/Senior Portfolio   Mr. McCullagh has served in
                           Manager                           Manager                           various executive capacities
                                                                                               within Delaware Investments
-------------------------- --------------------------------- --------------------------------- --------------------------------
Michael S. Morris          Vice President/Portfolio Manager  Vice President/Senior Equity      Mr. Morris has served in
                                                             Analyst                           various executive capacities
                                                                                               within Delaware Investments
-------------------------- --------------------------------- --------------------------------- --------------------------------
Scott Moses                Vice President/Fixed Income       None                              Mr. Moses has served in
                           Trader                                                              various executive capacities
                                                                                               within Delaware Investments
-------------------------- --------------------------------- --------------------------------- --------------------------------
John R. Murray             Vice President/Senior Equity      None                              Mr. Murray has served in
                           Analyst                                                             various executive capacities
                                                                                               within Delaware Investments
-------------------------- --------------------------------- --------------------------------- --------------------------------
David P. O'Connor          Vice President/Associate          Vice President/Associate          Mr. O'Connor has served in
                           General Counsel/Assistant         General Counsel/Assistant         various executive capacities
                           Secretary                         Secretary                         within Delaware Investments

                                                                                               Vice President/Associate
                                                                                               General Counsel/Assistant
                                                                                               Secretary - Lincoln National
                                                                                               Investment Companies, Inc.
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
NAME AND
PRINCIPAL
BUSINESS                  POSITIONS & OFFICES WITH          POSITIONS & OFFICES WITH           OTHER POSITIONS AND
ADDRESS                   MANAGER                           REGISTRANT                         OFFICES HELD
------------------------- --------------------------------- ---------------------------------- --------------------------------
Philip O. Obazee          Vice President/Derivatives        Vice President/Derivatives         Mr. Obazee has served in
                          Manager                           Manager                            various executive capacities
                                                                                               within Delaware Investments
------------------------- --------------------------------- ---------------------------------- --------------------------------
Donald G. Padilla         Vice President/Equity Analyst II  Vice President/Equity Analyst II   Mr. Padilla has served in
                                                                                               various executive capacities
                                                                                               within Delaware Investments
------------------------- --------------------------------- ---------------------------------- --------------------------------
Daniel J. Prislin(17)     Vice President/Senior Portfolio   Vice President/Senior Portfolio    Mr. Prislin has served in
                          Manager                           Manager                            various executive capacities
                                                                                               within Delaware Investments
------------------------- --------------------------------- ---------------------------------- --------------------------------
Craig S. Remsen           Vice President/Research Analyst   None                               Mr. Remsen has served in
                                                                                               various executive capacities
                                                                                               within Delaware Investments
------------------------- --------------------------------- ---------------------------------- --------------------------------
Joseph T. Rogina          Vice President/Equity Trader      None                               Mr. Rogina has served in
                                                                                               various executive capacities
                                                                                               within Delaware Investments
------------------------- --------------------------------- ---------------------------------- --------------------------------
Richard Salus             Vice President/Deputy Controller  None                               Mr. Salus has served in
                                                                                               various executive capacities
                                                                                               within Delaware Investments

                                                                                               Vice President/Deputy
                                                                                               Controller - Lincoln National
                                                                                               Investment Companies, Inc.
------------------------- --------------------------------- ---------------------------------- --------------------------------
Kevin C. Schildt          Vice President/Senior Municipal   Vice President/Senior Research     Mr. Schildt has served in
                          Credit Analyst                    Analyst                            various executive capacities
                                                                                               within Delaware Investments
------------------------- --------------------------------- ---------------------------------- --------------------------------
Richard D. Seidel         Vice President/Assistant          None                               Mr. Seidel has served in
                          Controller/Manager - Payroll                                         various executive capacities
                                                                                               within Delaware Investments

                                                                                               Vice President/Assistant
                                                                                               Controller/Manager - Payroll -
                                                                                               Lincoln National Investment
                                                                                               Companies, Inc.
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
NAME AND
PRINCIPAL
BUSINESS                  POSITIONS & OFFICES WITH          POSITIONS & OFFICES WITH           OTHER POSITIONS AND
ADDRESS                   MANAGER                           REGISTRANT                         OFFICES HELD
------------------------- --------------------------------- ---------------------------------- --------------------------------
Thomas Socha              Vice President/Senior Fixed       Vice President/Senior Fixed        Mr. Socha has served in
                          Income Analyst                    Income Analyst                     various executive capacities
                                                                                               within Delaware Investments
------------------------- --------------------------------- ---------------------------------- --------------------------------
Brenda L. Sprigman        Vice President/Business Manager   None                               Ms. Sprigman has served in
                          - Fixed Income                                                       various executive capacities
                                                                                               within Delaware Investments
------------------------- --------------------------------- ---------------------------------- --------------------------------
Matthew J. Stephens       Vice President/Senior High        Vice President/Senior High Grade   Mr. Stephens has served in
                          Grade Analyst                     Analyst                            various executive capacities
                                                                                               within Delaware Investments
------------------------- --------------------------------- ---------------------------------- --------------------------------
Michael T. Taggart        Vice President/Facilities &       None                               Mr. Taggart has served in
                          Administrative Services                                              various executive capacities
                                                                                               within Delaware Investments
------------------------- --------------------------------- ---------------------------------- --------------------------------
Matthew Todorow(18)       Vice President/Portfolio Manager  Vice President/Portfolio Manager   Mr. Todorow has served in
                                                                                               various executive capacities
                                                                                               within Delaware Investments
------------------------- --------------------------------- ---------------------------------- --------------------------------
Spencer M. Tullo          Vice President/Fixed Income       None                               Mr. Tullo has served in
                          Trader                                                               various executive capacities
                                                                                               within Delaware Investments
------------------------- --------------------------------- ---------------------------------- --------------------------------
Robert A. Vogel, Jr.(19)  Vice President/Senior Portfolio    Vice President/Senior Portfolio    Mr. Vogel has served in
                          Manager                            Manager                            various executive capacities
                                                                                                within Delaware Investments
------------------------- ---------------------------------- ---------------------------------- -------------------------------
Lori P. Wachs             Vice President/Portfolio Manager   Vice President/Portfolio Manager   Ms. Wachs has served in
                                                                                                various executive capacities
                                                                                                within Delaware Investments
------------------------- ---------------------------------- ---------------------------------- -------------------------------
Laura A. Wagner           Vice President/Investment          Vice President/Investment          Ms. Wagner has served in
                          Accounting                         Accounting                         various executive capacities
                                                                                                within Delaware Investments
------------------------- ---------------------------------- ---------------------------------- -------------------------------
James J. Wright           Vice President/Senior Equity       Vice President/Senior Equity       Mr. Wright has served in
                          Analyst                            Analyst                            various executive capacities
                                                                                                within Delaware Investments
-------------------------------------------------------------------------------------------------------------------------------

(1)  VICE PRESIDENT OF FINANCE, Prudential Investment Management, Inc.,
     1998-2004.
(2)  SENIOR RESEARCH ANALYST, Strong Capital Management, 2000-2002.
(3)  HEAD OF HUMAN RESOURCES, Lincoln Life, 2001-2003.
(4)  ASSOCIATE GENERAL COUNSEL, Franklin Templeton Investments, 1998-2002.
(5)  MANAGING DIRECTOR/U.S. ACTIVE LARGE-CAP VALUE TEAM, Merrill Lynch,
     1994-2004.
(6)  MANAGING DIRECTOR/GLOBAL MARKETS, Deutsche Bank, 1998-2003.
(7) PRINCIPAL/EXECUTIVE VICE PRESIDENT, Transamerica Investment Management, LLC, 1980-2005.
(8) PRINCIPAL/PORTFOLIO MANAGER, Transamerica Investment Management, LLC, 1993-2005.
(9) PRINCIPAL/PORTFOLIO MANAGER, Transamerica Investment Management, LLC, 2000-2005.
(10) PORTFOLIO MANAGER, Transamerica Investment Management, LLC, 2004-2005; VICE PRESIDENT/PORTFOLIO MANAGER, Goldman Sachs 1994-2004.
(11) VICE PRESIDENT/MUNICIPAL BOND, Advest, Inc., 1999-2002.
(12) PORTFOLIO MANAGER, Transamerica Investment Management, LLC, 2000-2005.
(13) PRINCIPAL/PORTFOLIO MANAGER/SENIOR TRADER, Transamerica Investment Management, LLC, 1997-2005.
(14) SENIOR RESEARCH ANALYST, Transamerica Investment Management, LLC, 2004-2005; SENIOR ANALYST, Wells Capital Management, LLC 2003-2004; SENIOR ANALYST, Montgomery Asset Management 1996-2003.
(15) VICE PRESIDENT/U.S. ACTIVE LARGE-CAP VALUE TEAM, Merrill Lynch, 1998-2004.
(16) DIRECTOR/U.S. ACTIVE LARGE-CAP VALUE TEAM, Merrill Lynch, 1998-2004.
(17) PRINCIPAL/PORTFOLIO MANAGER, Transamerica Investment Management, LLC, 1998-2005.
(18) EXECUTIVE DIRECTOR/PORTFOLIO MANAGER, Morgan Stanley Investment Management, 1994-2003.
(19) DIRECTOR/U.S. ACTIVE LARGE-CAP VALUE TEAM, Merrill Lynch, 1992-2004.

Item 27.  Principal Underwriters.

                  (a)(1) Delaware Distributors, L.P. serves as principal underwriter for all the mutual funds in the Delaware Investments Family of Funds.

                  (b)(1) Information with respect to each officer or partner of the principal underwriter and the Registrant is provided below. Unless noted, the principal business address of Delaware Distributors, L.P. is 2005 Market Street, Philadelphia, PA 19103-7094.

--------------------------------------------------------------------------------------------------------------------------------
NAME & PRINCIPAL BUSINESS ADDRESS            POSITIONS & OFFICES WITH UNDERWRITER       POSITIONS & OFFICES WITH REGISTRANT
-------------------------------------------- ------------------------------------------ ----------------------------------------
Delaware Distributors, Inc.                  General Partner                            None
-------------------------------------------- ------------------------------------------ ----------------------------------------
Delaware Capital Management                  Limited Partner                            None
-------------------------------------------- ------------------------------------------ ----------------------------------------
Delaware Investment Advisers                 Limited Partner                            None
-------------------------------------------- ------------------------------------------ ----------------------------------------
Kevin J. Lucey                               President/Chief Executive Officer          None
-------------------------------------------- ------------------------------------------ ----------------------------------------
Joseph H. Hastings                           Executive Vice President                   None
-------------------------------------------- ------------------------------------------ ----------------------------------------
Richelle S. Maestro                          Executive Vice President/General           Executive Vice President/General
                                             Counsel/ Secretary                         Counsel/ Secretary (Chief Legal
                                                                                        Officer)
-------------------------------------------- ------------------------------------------ ----------------------------------------
Philip N. Russo                              Executive Vice President/Chief Financial   None
                                             Officer
-------------------------------------------- ------------------------------------------ ----------------------------------------
Douglas L. Anderson                          Senior Vice President/Operations           None
-------------------------------------------- ------------------------------------------ ----------------------------------------
Michael P. Bishof                            Senior Vice President/Investment           Senior Vice President/Chief Financial
                                             Accounting                                 Officer
-------------------------------------------- ------------------------------------------ ----------------------------------------
Thomas M. McConnell                          Senior Vice President/Senior 529 Plans     None
                                             Product Manager
-------------------------------------------- ------------------------------------------ ----------------------------------------
Carolyn McIntyre                             Senior Vice President/Human Resources      None
-------------------------------------------- ------------------------------------------ ----------------------------------------
Brian L. Murray, Jr.                         Senior Vice President/Chief Compliance     Senior Vice President/Chief Compliance
                                             Officer                                    Officer
-------------------------------------------- ------------------------------------------ ----------------------------------------
Daniel J. Perullo                            Senior Vice President/Eastern Director,    None
                                             Institutional Sales
-------------------------------------------- ------------------------------------------ ----------------------------------------
Robert E. Powers                             Senior Vice President/Senior Domestic      None
                                             Sales Manager
-------------------------------------------- ------------------------------------------ ----------------------------------------
James L. Shields                             Senior Vice President/Chief Information    None
                                             Officer
-------------------------------------------- ------------------------------------------ ----------------------------------------
Trevor M. Blum                               Vice President/Senior Consulting           None
                                             Relationship Manager
-------------------------------------------- ------------------------------------------ ----------------------------------------
Elisa C. Colkitt                             Vice President/Broker Dealer Operations    None
                                             & Service Support
-------------------------------------------- ------------------------------------------ ----------------------------------------
David F. Connor                              Vice President/Deputy General              Vice President/Deputy General
                                             Counsel/Assistant Secretary                Counsel/Assistant Secretary
-------------------------------------------- ------------------------------------------ ----------------------------------------
Joel A. Ettinger                             Vice President/Taxation                    Vice President/Taxation
-------------------------------------------- ------------------------------------------ ----------------------------------------
Susan T. Friestedt                           Vice President/Retirement Services         None
-------------------------------------------- ------------------------------------------ ----------------------------------------
Edward M. Grant                              Vice President/Defined Contribution        None
                                             Sales Manager
-------------------------------------------- ------------------------------------------ ----------------------------------------
Jeffrey M. Kellogg                           Vice President/Senior Product              None
                                             Manager/Communications Manager
-------------------------------------------- ------------------------------------------ ----------------------------------------
David P. O'Connor                            Vice President/Associate General           Vice President/Associate General
                                             Counsel/Assistant Secretary                Counsel/Assistant Secretary
------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
NAME & PRINCIPAL BUSINESS ADDRESS            POSITIONS & OFFICES WITH UNDERWRITER       POSITIONS & OFFICES WITH REGISTRANT
-------------------------------------------- ------------------------------------------ ----------------------------------------
Robinder Pal                                 Vice President/Senior Retail e-Business/   None
                                             Production Services Manager
-------------------------------------------- ------------------------------------------ ----------------------------------------
Mary A. Papamarkou                           Vice President/Product Service Consultant  None
-------------------------------------------- ------------------------------------------ ----------------------------------------
Richard  Salus                               Vice President/Controller                  None
-------------------------------------------- ------------------------------------------ ----------------------------------------
Richard D. Seidel                            Vice President/Assistant Treasurer         None
-------------------------------------------- ------------------------------------------ ----------------------------------------
Theresa L. Sabol                             Vice President/Defined Contribution        None
                                             Sales Manager
-------------------------------------------- ------------------------------------------ ----------------------------------------
Michael T. Taggart                           Vice President/Facilities &                None
                                             Administrative Services
--------------------------------------------------------------------------------------------------------------------------------

                  (a)(2) Lincoln Financial Distributors, Inc. ("LFD") serves as financial intermediary wholesaler for all the mutual funds in the Delaware Investments Family of Funds.

                  (b)(2) Information with respect to each officer or partner of LFD and the Registrant is provided below. Unless noted, the principal business address of LFD is 2001 Market Street, Philadelphia, PA 19103-7055.

---------------------------------------------------------------------------------------------------------------------------------
NAME & PRINCIPAL BUSINESS ADDRESS            POSITIONS & OFFICE WITH LFD                  POSITIONS & OFFICES WITH REGISTRANT
-------------------------------------------- ----------------------------------------- ------------------------------------------
Westley V. Thompson                          President and Chief Executive Officer                       None
-------------------------------------------- ----------------------------------------- ------------------------------------------
David M. Kittredge                           Senior Vice President                                       None
-------------------------------------------- ----------------------------------------- ------------------------------------------
William C. Miller                            Senior Vice President                                       None
-------------------------------------------- ----------------------------------------- ------------------------------------------
Terrance Mullen                              Senior Vice President                                       None
-------------------------------------------- ----------------------------------------- ------------------------------------------
Donald Roberson                              Senior Vice President                                       None
-------------------------------------------- ----------------------------------------- ------------------------------------------
David L. Ahrendt(3)                          Vice President                                              None
-------------------------------------------- ----------------------------------------- ------------------------------------------
Duane L. Bernt(2)                            Vice President and Treasurer                                None
-------------------------------------------- ----------------------------------------- ------------------------------------------
Nancy Briguglio                              Vice President                                              None
-------------------------------------------- ----------------------------------------- ------------------------------------------
Patrick J. Caulfield(1)                      Vice President and Chief Compliance                         None
                                             Officer
-------------------------------------------- ----------------------------------------- ------------------------------------------
Daniel P. Hickey(2)                          Vice President                                              None
-------------------------------------------- ----------------------------------------- ------------------------------------------
Karina Istvan                                Vice President                                              None
-------------------------------------------- ----------------------------------------- ------------------------------------------
Rochelle Krombolz                            Vice President                                              None
-------------------------------------------- ----------------------------------------- ------------------------------------------
William Lamoin                               Vice President                                              None
-------------------------------------------- ----------------------------------------- ------------------------------------------
Diane McCarthy                               Vice President, Chief Financial Officer                     None
                                             and Chief Administrative Officer
-------------------------------------------- ----------------------------------------- ------------------------------------------
Henry Orvin                                  Vice President                                              None
-------------------------------------------- ----------------------------------------- ------------------------------------------
James Ryan                                   Vice President                                              None
-------------------------------------------- ----------------------------------------- ------------------------------------------
Gregory Smith                                Vice President                                              None
-------------------------------------------- ----------------------------------------- ------------------------------------------
Marjorie Snelling                            Vice President                                              None
-------------------------------------------- ----------------------------------------- ------------------------------------------
Marilyn K. Ondecker(3)                       Secretary                                                   None
---------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(1) 350 Church Street, Hartford, CT 06103
(2) 1500 Market Street, Philadelphia, PA 19103
(3) 1300 Clinton Street, Fort Wayne, IN 46802
--------------------------------------------------------------------------------

                  (c) Not Applicable.

Item 28. Location of Accounts and Records

         All accounts and records are maintained at 2005 Market Street, Philadelphia, PA 19103.

Item 29. Management Services.  None.

Item 30. Undertakings.  Not Applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Philadelphia and Commonwealth of Pennsylvania on this 27th day of July, 2005.

                                        DELAWARE GROUP CASH RESERVE


                                           By       Jude T. Driscoll
                                             ----------------------------------
                                                    Jude T. Driscoll
                                                      President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

                 Signature                                           Title                                       Date
------------------------------------            --------------------------------------------                -------------
Jude T. Driscoll                                President/Chief Executive Officer (Principal                July 27, 2005
------------------------------------            Executive Officer) and Trustee
Jude T. Driscoll

                                   *            Trustee                                                     July 27, 2005
------------------------------------
Thomas L. Bennett

                                   *            Trustee                                                     July 27, 2005
------------------------------------
John A. Fry

                                   *            Trustee                                                     July 27, 2005
------------------------------------
Anthony D. Knerr

                                   *            Trustee                                                     July 27, 2005
------------------------------------
Lucinda S. Landreth

                                   *            Trustee                                                     July 27, 2005
------------------------------------
Ann R. Leven

                                   *            Trustee                                                     July 27, 2005
------------------------------------
Thomas F. Madison

                                   *            Trustee                                                     July 27, 2005
------------------------------------
Janet L. Yeomans

                                   *            Trustee                                                     July 27, 2005
------------------------------------
J. Richard Zecher

                                   *            Senior Vice President/Chief Financial Officer               July 27, 2005
------------------------------------            (Principal Financial Officer)
Michael P. Bishof

          * By:        Jude T. Driscoll
               --------------------------------
                       Jude T. Driscoll
                    as Attorney-in-Fact for
                 each of the persons indicated

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549








                                    Exhibits

                                       to

                                    Form N-1A







             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                INDEX TO EXHIBITS

Exhibit No.       Exhibit
-----------       -------

EX-99.B           Form of By-Laws

EX-99.E5          Bank/Trust Agreement (August 2004)

EX-99.H2i         Executed Amendment No. 29 (December 1, 2004) to Delaware Group
                  of Funds Fund Accounting Agreement

EX-99.J           Consent of Auditors

EX-99.P1          Delaware Investments Family of Funds Code of Ethics

EX-99.P2 Delaware Management Business Trust, Delaware Distributors, L.P., Delaware Investment Advisers, Delaware Capital Management, Inc., Retirement Financial Services, Inc., Delaware Service Company, Inc. and Delaware Management Trust Company Code of Ethics

EX-99.Q           Trustees' Power of Attorney (February 17, 2005)